The U.S. Large Cap Value Series
SCHEDULE OF INVESTMENTS
July 31, 2021
(Unaudited)

		Shares	Value†
COMMON STOCKS — (98.6%)
COMMUNICATION SERVICES — (10.7%)
	Activision Blizzard, Inc.	495,850	$41,462,977
	AT&T, Inc.	22,876,258	641,679,037
# *	Charter Communications, Inc., Class A	707,183	526,179,511
	Comcast Corp., Class A	14,284,552	840,360,194
# *	Discovery, Inc., Class A	1,025,284	29,743,489
# *	Discovery, Inc., Class C	1,512,068	40,992,163
# *	DISH Network Corp., Class A	654,577	27,420,231
	Electronic Arts, Inc.	10,079	1,450,973
	Fox Corp., Class A	1,012,263	36,097,299
	Fox Corp., Class B	398,625	13,250,295
	Interpublic Group of Cos., Inc. (The)	837,422	29,611,242
*	Liberty Broadband Corp., Class A	27,366	4,697,921
*	Liberty Broadband Corp., Class C	255,397	45,330,414
*	Liberty Media Corp.-Liberty Formula One, Class A	39,281	1,628,590
*	Liberty Media Corp.-Liberty Formula One, Class C	78,562	3,686,915
*	Liberty Media Corp.-Liberty SiriusXM, Class A	157,126	7,336,213
*	Liberty Media Corp.-Liberty SiriusXM, Class C	358,516	16,563,439
#	Lumen Technologies, Inc.	6,413,688	79,978,689
*	Madison Square Garden Entertainment Corp.	8,266	578,289
	News Corp., Class A	579,629	14,276,262
	News Corp., Class B	64,856	1,524,765
	Omnicom Group, Inc.	37,034	2,696,816
*	T-Mobile US, Inc.	1,375,171	198,052,127
	Verizon Communications, Inc.	1,806,925	100,790,276
	ViacomCBS, Inc., Class A	2,909	129,538
	ViacomCBS, Inc., Class B	1,966,931	80,506,486
*	Walt Disney Co. (The)	2,078,562	365,868,483
# *	Zillow Group, Inc., Class C	6,600	701,316
*	Zynga, Inc., Class A	10,500	106,050
TOTAL COMMUNICATION SERVICES			3,152,700,000
CONSUMER DISCRETIONARY — (7.4%)
	Advance Auto Parts, Inc.	260,851	55,316,063
*	Aptiv P.L.C.	178,215	29,735,173
	Aramark	968,262	34,015,044
	Autoliv, Inc.	417,162	42,083,303
*	AutoNation, Inc.	16,300	1,977,679
	BorgWarner, Inc.	1,106,571	54,199,848
*	Capri Holdings, Ltd.	28,630	1,612,155
*	CarMax, Inc.	346,514	46,415,550
# *	Carnival Corp.	1,380,879	29,896,030
*	Dollar Tree, Inc.	491,498	49,046,585
	DR Horton, Inc.	2,991,530	285,481,708
*	Ford Motor Co.	7,664,173	106,915,213
	Gap, Inc. (The)	942,706	27,498,734
	Garmin, Ltd.	539,212	84,764,126
*	General Motors Co.	5,294,855	300,959,558
	Gentex Corp.	1,383,656	47,085,814
	Genuine Parts Co.	729	92,525
	Harley-Davidson, Inc.	351,262	13,917,000
	Hasbro, Inc.	31,000	3,082,640
# *	Hyatt Hotels Corp., Class A	139,548	11,145,699
	Kohl's Corp.	522,185	26,526,998

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Lear Corp.	354,145	$61,968,292
	Lennar Corp., Class A	1,099,539	115,616,526
	Lennar Corp., Class B	37,985	3,280,005
	Lithia Motors, Inc., Class A	108,700	41,003,814
*	LKQ Corp.	1,704,698	86,513,424
	MGM Resorts International	2,019,723	75,800,204
*	Mohawk Industries, Inc.	566,421	110,395,453
	Newell Brands, Inc.	421,859	10,441,010
# *	Norwegian Cruise Line Holdings, Ltd.	89,903	2,160,369
	PulteGroup, Inc.	2,382,974	130,753,783
*	PVH Corp.	289,789	30,317,725
	Qurate Retail, Inc., Class A	63,525	753,407
	Ralph Lauren Corp.	234,179	26,584,000
# *	Royal Caribbean Cruises, Ltd.	796,259	61,208,429
*	Skechers U.S.A., Inc., Class A	31,900	1,712,392
*	Tapestry, Inc.	359,369	15,201,309
	Target Corp.	151,503	39,549,858
	Toll Brothers, Inc.	163,928	9,716,013
# *	Veoneer, Inc.	289,615	9,070,742
	Whirlpool Corp.	492,212	109,044,647
TOTAL CONSUMER DISCRETIONARY			2,192,858,847
CONSUMER STAPLES — (5.5%)
	Archer-Daniels-Midland Co.	1,126,143	67,253,260
	Bunge, Ltd.	586,403	45,522,465
	Conagra Brands, Inc.	696,238	23,317,011
	Constellation Brands, Inc., Class A	396,549	88,961,803
*	Darling Ingredients, Inc.	496,900	34,320,883
	General Mills, Inc.	1,318,825	77,626,039
#	Hormel Foods Corp.	114,985	5,333,004
	Ingredion, Inc.	21,480	1,886,159
	JM Smucker Co. (The)	861,442	112,943,661
	Keurig Dr Pepper, Inc.	146,125	5,145,061
	Kraft Heinz Co. (The)	1,254,112	48,245,689
	Kroger Co. (The)	3,321,778	135,196,365
	McCormick & Co., Inc.	10,620	893,885
*	Molson Coors Beverage Co., Class B	470,091	22,982,749
	Mondelez International, Inc., Class A	3,446,636	218,034,193
*	Pilgrim's Pride Corp.	6,211	137,574
*	Post Holdings, Inc.	391,094	40,024,560
	Seaboard Corp.	13	53,430
	Tyson Foods, Inc., Class A	1,703,838	121,756,263
*	US Foods Holding Corp.	1,048,790	36,015,449
	Walgreens Boots Alliance, Inc.	3,187,988	150,313,634
	Walmart, Inc.	2,763,512	393,938,635
TOTAL CONSUMER STAPLES			1,629,901,772
ENERGY — (7.1%)
	Baker Hughes Co.	835,609	17,748,335
	Cabot Oil & Gas Corp.	31,900	510,400
	Chevron Corp.	2,479,971	252,485,847
	Cimarex Energy Co.	11,916	776,923
	ConocoPhillips	5,763,685	323,112,181
	Continental Resources, Inc.	7,637	260,804
	Devon Energy Corp.	448,267	11,583,219
	Diamondback Energy, Inc.	4,467	344,540
	EOG Resources, Inc.	1,019,359	74,270,497
	Exxon Mobil Corp.	7,736,592	445,395,601

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	Halliburton Co.	1,438,348	$29,745,037
	Hess Corp.	1,048,389	80,138,855
	HollyFrontier Corp.	392	11,525
	Kinder Morgan, Inc.	4,348,380	75,574,844
	Marathon Oil Corp.	53,438	619,346
	Marathon Petroleum Corp.	2,574,548	142,166,541
*	NOV, Inc.	23,459	323,969
	Occidental Petroleum Corp.	3,751,982	97,926,730
	ONEOK, Inc.	788,946	41,001,524
	Phillips 66	938,504	68,914,349
	Pioneer Natural Resources Co.	483,420	70,274,765
	Schlumberger, N.V.	4,433,335	127,813,048
	Targa Resources Corp.	438,261	18,455,171
	Valero Energy Corp.	2,088,368	139,858,005
	Williams Cos., Inc. (The)	2,492,719	62,442,611
TOTAL ENERGY			2,081,754,667
FINANCIALS — (21.2%)
	Aflac, Inc.	1,552,844	85,406,420
*	Alleghany Corp.	33,373	22,129,636
	Allstate Corp. (The)	789,514	102,676,296
	Ally Financial, Inc.	3,002,913	154,229,612
	American Financial Group, Inc.	352,608	44,601,386
	American International Group, Inc.	1,394,312	66,020,673
*	Arch Capital Group, Ltd.	522,976	20,396,064
	Assurant, Inc.	225,564	35,596,255
*	Athene Holding, Ltd., Class A	122,622	7,923,834
	Axis Capital Holdings, Ltd.	76,336	3,883,212
	Bank of America Corp.	11,323,780	434,380,201
	Bank of New York Mellon Corp. (The)	2,654,900	136,276,017
*	Berkshire Hathaway, Inc., Class B	1,966,954	547,383,629
	BOK Financial Corp.	6,114	513,637
	Capital One Financial Corp.	1,585,334	256,348,508
	Charles Schwab Corp. (The)	3,700	251,415
	Chubb, Ltd.	588,566	99,314,627
	Citigroup, Inc.	5,296,977	358,181,585
	Citizens Financial Group, Inc.	912,076	38,453,124
	CNA Financial Corp.	188,355	8,289,504
	Comerica, Inc.	155,103	10,649,372
	East West Bancorp, Inc.	105,524	7,508,033
	Equitable Holdings, Inc.	1,600	49,392
	Everest Re Group, Ltd.	105,228	26,604,795
	Fifth Third Bancorp	4,561,985	165,554,436
	First Horizon Corp.	75,600	1,168,020
	Franklin Resources, Inc.	55,372	1,636,243
	Goldman Sachs Group, Inc. (The)	1,096,257	410,964,824
	Hartford Financial Services Group, Inc. (The)	2,301,121	146,397,318
	Huntington Bancshares, Inc.	7,009,752	98,697,308
	Invesco, Ltd.	245,316	5,980,804
	Jefferies Financial Group, Inc.	303,442	10,071,240
	JPMorgan Chase & Co.	5,855,926	888,812,448
	KeyCorp	3,705,439	72,848,931
	Lincoln National Corp.	622,946	38,385,932
	Loews Corp.	974,732	52,274,877
	M&T Bank Corp.	159,324	21,325,517
*	Markel Corp.	299	360,645
	MetLife, Inc.	1,295,081	74,726,174
	Morgan Stanley	4,295,101	412,243,794
	Northern Trust Corp.	7,507	847,165

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Old Republic International Corp.	789,063	$19,458,294
	People's United Financial, Inc.	396,896	6,231,267
	PNC Financial Services Group, Inc. (The)	1,142,434	208,391,386
	Principal Financial Group, Inc.	1,679,227	104,330,373
	Prosperity Bancshares, Inc.	10,200	695,538
	Prudential Financial, Inc.	735,801	73,786,124
	Raymond James Financial, Inc.	1,486	192,407
	Regions Financial Corp.	5,577,353	107,364,045
	Reinsurance Group of America, Inc.	171,654	18,912,838
	RenaissanceRe Holdings, Ltd.	112,797	17,222,974
	Santander Consumer USA Holdings, Inc.	811,033	33,276,684
	Signature Bank	400	90,788
	State Street Corp.	466,753	40,672,856
	Synchrony Financial	1,171,756	55,095,967
	Synovus Financial Corp.	149,272	6,105,225
	Travelers Cos., Inc. (The)	1,134,648	168,971,780
	Truist Financial Corp.	2,893,413	157,488,470
	U.S. Bancorp.	665,524	36,963,203
	Unum Group	30,296	830,110
	Voya Financial, Inc.	184,436	11,877,678
	Wells Fargo & Co.	5,521,821	253,672,457
	WR Berkley Corp.	260,023	19,025,883
	Zions Bancorp NA	744,970	38,850,185
TOTAL FINANCIALS			6,248,869,435
HEALTH CARE — (15.6%)
	Abbott Laboratories	290,207	35,109,243
	AbbVie, Inc.	6,916	804,331
	Anthem, Inc.	936,304	359,550,099
	AstraZeneca P.L.C., Sponsored ADR	511,454	29,275,627
	Baxter International, Inc.	555,114	42,938,068
	Becton Dickinson and Co.	121,252	31,010,199
*	Biogen, Inc.	283,809	92,728,915
*	Bio-Rad Laboratories, Inc., Class A	28,609	21,156,642
*	Boston Scientific Corp.	44,198	2,015,429
	Bristol-Myers Squibb Co.	3,539,000	240,191,930
	Cardinal Health, Inc.	1	59
*	Catalent, Inc.	24,420	2,925,760
*	Centene Corp.	1,670,416	114,607,242
	Cerner Corp.	24,855	1,998,093
*	Change Healthcare, Inc.	290,410	6,304,801
	Cigna Corp.	1,367,085	313,732,337
	Cooper Cos., Inc. (The)	5,549	2,340,402
	CVS Health Corp.	4,805,258	395,761,049
	Danaher Corp.	975,010	290,055,725
*	DaVita, Inc.	467,319	56,195,110
	DENTSPLY SIRONA, Inc.	322,766	21,315,467
*	Elanco Animal Health, Inc.	80,232	2,926,061
*	Envista Holdings Corp.	374,872	16,149,486
	Gilead Sciences, Inc.	1,526,929	104,273,981
*	Henry Schein, Inc.	212,926	17,066,019
	Humana, Inc.	517,327	220,308,876
*	IQVIA Holdings, Inc.	168,150	41,650,755
*	Jazz Pharmaceuticals P.L.C.	216,185	36,647,681
*	Laboratory Corp. of America Holdings	758,731	224,698,186
	McKesson Corp.	165,021	33,636,230
	Medtronic P.L.C.	1,781,620	233,944,522
	PerkinElmer, Inc.	110,802	20,191,448
	Perrigo Co. P.L.C.	16,298	782,793

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
	Pfizer, Inc.	17,847,600	$764,055,756
	Quest Diagnostics, Inc.	971,775	137,797,695
*	Regeneron Pharmaceuticals, Inc.	38,745	22,263,264
	STERIS P.L.C.	209,232	45,602,114
*	Syneos Health, Inc.	13,905	1,246,861
	Thermo Fisher Scientific, Inc.	758,947	409,838,970
*	United Therapeutics Corp.	40,188	7,311,403
	UnitedHealth Group, Inc.	5,974	2,462,602
	Universal Health Services, Inc., Class B	541,236	86,819,667
	Viatris, Inc.	4,094,833	57,614,300
	Zimmer Biomet Holdings, Inc.	367,080	59,988,214
TOTAL HEALTH CARE			4,607,293,412
INDUSTRIALS — (13.3%)
*	AECOM	555,241	34,957,973
	AGCO Corp.	370,490	48,945,434
*	Alaska Air Group, Inc.	384,393	22,306,326
	AMERCO	84,561	49,718,486
	AMETEK, Inc.	143,406	19,940,604
	Arcosa, Inc.	75,409	4,129,397
*	Builders FirstSource, Inc.	591,900	26,339,550
*	CACI International, Inc., Class A	2,200	587,312
	Carlisle Cos., Inc.	344,730	69,718,195
	Carrier Global Corp.	2,458,912	135,854,888
	Cummins, Inc.	511,659	118,756,054
	Deere & Co.	1,688	610,364
*	Delta Air Lines, Inc.	653,411	26,071,099
	Dover Corp.	414,398	69,254,194
	Eaton Corp. P.L.C.	1,110,312	175,484,812
	Emerson Electric Co.	244,394	24,656,911
	FedEx Corp.	1,020,334	285,642,503
# *	Fluor Corp.	363	6,048
	Fortive Corp.	269,550	19,585,503
	Fortune Brands Home & Security, Inc.	521,389	50,819,786
	General Dynamics Corp.	361,330	70,831,520
	General Electric Co.	5,469,408	70,828,834
*	Howmet Aerospace, Inc.	1,717,893	56,381,248
	Hubbell, Inc.	28,196	5,652,170
	Huntington Ingalls Industries, Inc.	720	147,694
*	Ingersoll Rand, Inc.	798,380	39,016,831
	Jacobs Engineering Group, Inc.	400,402	54,154,370
*	JetBlue Airways Corp.	1,025,163	15,162,161
	Johnson Controls International P.L.C.	1,549,925	110,695,643
	Kansas City Southern	679,296	181,915,469
	L3Harris Technologies, Inc.	99,311	22,517,776
	Leidos Holdings, Inc.	736,625	78,391,632
	ManpowerGroup, Inc.	148,673	17,629,644
# *	MasTec, Inc.	15,115	1,530,091
*	Middleby Corp. (The)	58,200	11,144,718
	Nielsen Holdings P.L.C.	1,069,797	25,343,491
	Norfolk Southern Corp.	871,624	224,730,816
	nVent Electric P.L.C.	13,164	416,114
	Oshkosh Corp.	237,884	28,439,032
	Otis Worldwide Corp.	1,228,006	109,967,937
	Owens Corning	522,134	50,208,405
	PACCAR, Inc.	960,099	79,678,616
	Parker-Hannifin Corp.	141,775	44,238,053
	Pentair P.L.C.	1,022,156	75,302,233
	Quanta Services, Inc.	681,204	61,921,444

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Raytheon Technologies Corp.	2,087,927	$181,545,253
	Republic Services, Inc.	1,835,706	217,274,162
	Roper Technologies, Inc.	9,091	4,466,772
*	Sensata Technologies Holding P.L.C.	672,107	39,398,912
	Snap-on, Inc.	314,577	68,571,494
*	Southwest Airlines Co.	1,529,786	77,284,789
	Stanley Black & Decker, Inc.	768,993	151,530,071
	Textron, Inc.	1,834,221	126,579,591
	Trane Technologies P.L.C.	750,431	152,795,256
*	United Airlines Holdings, Inc.	1,148,253	53,646,380
*	United Rentals, Inc.	243,343	80,193,686
	Westinghouse Air Brake Technologies Corp.	314,577	26,698,150
*	XPO Logistics, Inc.	844,422	117,112,887
TOTAL INDUSTRIALS			3,916,728,784
INFORMATION TECHNOLOGY — (9.5%)
*	Akamai Technologies, Inc.	120,516	14,452,279
	Amdocs, Ltd.	720,716	55,574,411
	Analog Devices, Inc.	608,583	101,888,966
*	Arrow Electronics, Inc.	474,688	56,283,756
	Avnet, Inc.	5,178	213,955
# *	Cerence, Inc.	658	70,742
*	Ciena Corp.	76,500	4,447,710
	Cognizant Technology Solutions Corp., Class A	590,129	43,392,185
*	Concentrix Corp.	94,091	15,405,519
	Corning, Inc.	4,000,592	167,464,781
	Dolby Laboratories, Inc., Class A	16,857	1,636,815
*	DXC Technology Co.	784,579	31,367,468
	Fidelity National Information Services, Inc.	826,110	123,131,695
*	Fiserv, Inc.	496,667	57,171,338
*	Flex, Ltd.	1,342,960	24,132,991
	Global Payments, Inc.	246,990	47,770,336
	Hewlett Packard Enterprise Co.	8,061,105	116,886,023
	HP, Inc.	9,358,742	270,186,882
	Intel Corp.	12,816,923	688,525,104
*	IPG Photonics Corp.	3,170	691,567
	Jabil, Inc.	219,735	13,083,022
	Juniper Networks, Inc.	1,222,205	34,392,849
	Lam Research Corp.	19,375	12,349,819
	Marvell Technology, Inc.	1,148,850	69,516,914
	Microchip Technology, Inc.	1,282	183,480
*	Micron Technology, Inc.	4,258,919	330,406,936
	MKS Instruments, Inc.	1,502	234,973
*	Nuance Communications, Inc.	4,368	239,803
*	ON Semiconductor Corp.	2,363,988	92,337,371
*	Qorvo, Inc.	523,064	99,167,704
	Skyworks Solutions, Inc.	274,655	50,676,594
	SS&C Technologies Holdings, Inc.	342,788	26,871,151
	SYNNEX Corp.	94,091	11,247,638
	TE Connectivity, Ltd.	987,862	145,680,009
	Vontier Corp.	23,227	751,393
*	Western Digital Corp.	1,180,996	76,682,070
	Xerox Holdings Corp.	31,592	762,315
TOTAL INFORMATION TECHNOLOGY			2,785,278,564
MATERIALS — (7.6%)
	Air Products & Chemicals, Inc.	379,320	110,393,500
	Albemarle Corp.	500,961	103,218,004

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Amcor P.L.C.	965,742	$11,163,977
*	Arconic Corp.	223,306	8,025,618
	Ball Corp.	644	52,087
	Celanese Corp., Class A	69,946	10,895,488
	CF Industries Holdings, Inc.	1,280,508	60,504,003
# *	Cleveland-Cliffs, Inc.	19,366	484,150
	Corteva, Inc.	1,073,383	45,919,325
	Dow, Inc.	2,392,252	148,702,384
	DuPont de Nemours, Inc.	491,071	36,854,879
	Eastman Chemical Co.	1,004,479	113,224,873
	Freeport-McMoRan, Inc.	5,292,912	201,659,947
	Huntsman Corp.	8,221	217,117
	International Flavors & Fragrances, Inc.	429,686	64,727,899
	International Paper Co.	2,105,441	121,610,272
	Linde P.L.C.	733,034	225,327,321
	LyondellBasell Industries NV, Class A	949,148	94,278,871
	Martin Marietta Materials, Inc.	263,399	95,692,857
	Mosaic Co. (The)	660,597	20,630,444
	Newmont Corp.	1,820,613	114,370,909
	Nucor Corp.	2,025,072	210,647,989
	Packaging Corp. of America	114,941	16,264,151
	PPG Industries, Inc.	419	68,515
	Reliance Steel & Aluminum Co.	453,664	71,293,298
	Royal Gold, Inc.	120,793	14,678,765
	Sonoco Products Co.	166,982	10,651,782
	Steel Dynamics, Inc.	1,692,329	109,070,604
	Valvoline, Inc.	1,033,732	31,714,898
	Vulcan Materials Co.	531,601	95,682,864
	Westlake Chemical Corp.	372,164	30,859,839
	WestRock Co.	1,051,256	51,732,308
TOTAL MATERIALS			2,230,618,938
REAL ESTATE — (0.5%)
*	CBRE Group, Inc., Class A	864,760	83,414,749
*	Howard Hughes Corp. (The)	4,513	418,400
*	Jones Lang LaSalle, Inc.	218,089	48,540,069
TOTAL REAL ESTATE			132,373,218
UTILITIES — (0.2%)
	MDU Resources Group, Inc.	20,335	645,026
	NRG Energy, Inc.	1,169,432	48,227,376
	Vistra Corp.	1,084,247	20,763,330
TOTAL UTILITIES			69,635,732
TOTAL COMMON STOCKS Cost ($16,403,891,655)			29,048,013,369

TEMPORARY CASH INVESTMENTS — (0.9%)
	State Street Institutional U.S. Government Money Market Fund 0.025%	273,199,842	273,199,842
SECURITIES LENDING COLLATERAL — (0.5%)
@ §	The DFA Short Term Investment Fund	12,248,436	141,714,404
TOTAL INVESTMENTS — (100.0%)
(Cost $16,818,800,025)^^			$29,462,927,615

ADR	American Depositary Receipt
P.L.C.	Public Limited Company

The U.S. Large Cap Value Series
CONTINUED
†	See Security Valuation Note within the Notes to Schedules of Investments.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
As of July 31, 2021, The U.S. Large Cap Value Series had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	942	09/17/21	$203,317,065	$206,745,450	$3,428,385
Total Futures Contracts			$203,317,065	$206,745,450	$3,428,385
Summary of the Series' investments as of July 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$3,152,700,000	—	—	$3,152,700,000
Consumer Discretionary	2,192,858,847	—	—	2,192,858,847
Consumer Staples	1,629,901,772	—	—	1,629,901,772
Energy	2,081,754,667	—	—	2,081,754,667
Financials	6,248,869,435	—	—	6,248,869,435
Health Care	4,607,293,412	—	—	4,607,293,412
Industrials	3,916,728,784	—	—	3,916,728,784
Information Technology	2,785,278,564	—	—	2,785,278,564
Materials	2,230,618,938	—	—	2,230,618,938
Real Estate	132,373,218	—	—	132,373,218
Utilities	69,635,732	—	—	69,635,732
Temporary Cash Investments	273,199,842	—	—	273,199,842
Securities Lending Collateral	—	$141,714,404	—	141,714,404
Futures Contracts**	3,428,385	—	—	3,428,385
TOTAL	$29,324,641,596	$141,714,404	—	$29,466,356,000
** Valued at the unrealized appreciation/(depreciation) on the investment.

The DFA International Value Series
SCHEDULE OF INVESTMENTS
July 31, 2021
(Unaudited)
		Shares	Value»
COMMON STOCKS — (96.6%)
AUSTRALIA — (6.1%)
#	AMP, Ltd.	5,674,555	$4,347,143
	Aurizon Holdings, Ltd.	3,169,480	8,994,681
	Australia & New Zealand Banking Group, Ltd.	6,888,410	140,238,219
	Bank of Queensland, Ltd.	424,263	2,812,139
	Bendigo & Adelaide Bank, Ltd.	362,208	2,749,624
	BlueScope Steel, Ltd.	3,164,921	56,124,556
	Cleanaway Waste Management, Ltd.	4,838,776	9,067,693
*	Crown Resorts, Ltd.	161,839	1,026,766
	Downer EDI, Ltd.	334,093	1,299,779
	Harvey Norman Holdings, Ltd.	2,695,782	11,258,709
	IGO, Ltd.	379,319	2,588,069
	Incitec Pivot, Ltd.	6,817,226	13,438,481
	Lendlease Corp., Ltd.	1,673,113	15,017,525
	National Australia Bank, Ltd.	6,475,626	123,488,513
	Newcrest Mining, Ltd.	633,911	12,251,942
	Oil Search, Ltd.	3,372,770	9,426,849
	Orica, Ltd.	95,797	873,740
	Origin Energy, Ltd.	3,515,674	10,621,684
	OZ Minerals, Ltd.	361,078	6,121,661
	QBE Insurance Group, Ltd.	952,190	7,630,756
	Qube Holdings, Ltd.	601,760	1,296,731
	Santos, Ltd.	7,088,455	33,449,587
	Seven Group Holdings, Ltd.	80,291	1,377,048
	South32, Ltd.	14,104,027	30,906,031
	Suncorp Group, Ltd.	3,668,708	31,157,819
	Tabcorp Holdings, Ltd.	4,441,102	16,210,497
#	TPG Telecom, Ltd.	119,160	543,703
	Treasury Wine Estates, Ltd.	50,844	445,989
	Westpac Banking Corp.	8,060,284	144,782,398
	Woodside Petroleum, Ltd.	2,022,511	32,489,538
	Worley, Ltd.	703,009	5,772,689
TOTAL AUSTRALIA			737,810,559
AUSTRIA — (0.0%)
	Erste Group Bank AG	20,625	799,230
BELGIUM — (0.8%)
	Ageas SA	402,474	21,252,912
	KBC Group NV	565,642	45,546,997
	Solvay SA	243,279	32,491,490
TOTAL BELGIUM			99,291,399
CANADA — (8.5%)
	AltaGas, Ltd.	191,048	4,044,227
#	Bank of Montreal	180,174	17,839,768
	Bank of Montreal	1,448,818	144,447,155
#	Bank of Nova Scotia (The)	495,702	30,939,656
	Bank of Nova Scotia (The)	1,698,160	106,033,110
#	Canadian Imperial Bank of Commerce	907,318	105,502,262
	Canadian Imperial Bank of Commerce	248,491	28,884,594
#	Canadian Natural Resources, Ltd.	511,528	16,880,096
	Canadian Natural Resources, Ltd.	3,476,035	114,778,676
#	Cenovus Energy, Inc.	442,256	3,690,193
	Cenovus Energy, Inc.	1,287,778	10,740,068

The DFA International Value Series
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Fairfax Financial Holdings, Ltd.	97,836	$41,212,513
	First Quantum Minerals, Ltd.	1,494,285	32,003,278
	Great-West Lifeco, Inc.	351,878	10,587,929
	iA Financial Corp., Inc.	170,895	9,454,290
	Imperial Oil, Ltd.	208,007	5,698,685
#	Imperial Oil, Ltd.	499,213	13,668,452
	Kinross Gold Corp.	4,622,914	30,273,491
	Lundin Mining Corp.	2,996,201	27,305,872
	Magna International, Inc.	62,649	5,251,866
	Manulife Financial Corp.	1,115,630	21,568,608
	Manulife Financial Corp.	1,882,277	36,384,414
	Nutrien, Ltd.	3,682	218,925
	Nutrien, Ltd.	1,149,002	68,250,707
#	Onex Corp.	130,248	9,928,330
	Pembina Pipeline Corp.	375,245	12,401,847
	Sun Life Financial, Inc.	57,328	2,982,776
	Suncor Energy, Inc.	1,317,132	25,928,802
	Suncor Energy, Inc.	1,417,268	27,820,971
	Teck Resources, Ltd., Class B	3,183	72,661
	Teck Resources, Ltd., Class B	1,712,436	39,112,038
# *	Tilray, Inc.	6,942	101,423
	Toronto-Dominion Bank (The)	28,914	1,922,424
	Toronto-Dominion Bank (The)	51,163	3,399,781
#	Tourmaline Oil Corp.	624,718	17,055,062
	West Fraser Timber Co., Ltd.	111,009	7,962,645
TOTAL CANADA			1,034,347,595
DENMARK — (2.2%)
	AP Moller - Maersk A.S., Class A	3,530	9,437,117
	AP Moller - Maersk A.S., Class B	4,850	13,459,828
	Carlsberg A.S., Class B	288,439	53,299,315
#	Danske Bank A.S.	884,653	15,504,439
*	Demant A.S.	83,588	5,108,689
	DSV Panalpina A.S.	309,306	75,397,932
*	Genmab A.S.	169	76,385
#	H Lundbeck A.S.	236,230	7,128,413
	Rockwool International A.S., Class B	19,106	10,138,140
	Tryg A.S.	271,178	6,702,100
#	Vestas Wind Systems A.S.	1,973,579	72,774,814
TOTAL DENMARK			269,027,172
FINLAND — (1.0%)
	Fortum Oyj	837,346	23,069,108
*	Nokia Oyj	4,351,573	26,737,541
	Nordea Bank Abp	3,248,891	38,045,840
	Stora Enso Oyj, Class R	1,249,200	24,736,255
	UPM-Kymmene Oyj	95,814	3,915,475
TOTAL FINLAND			116,504,219
FRANCE — (9.4%)
	Amundi SA	15,838	1,462,693
	Arkema SA	237,138	30,183,972
	Atos SE	69,278	3,313,060
	AXA SA	1,985,180	51,410,254
	BNP Paribas SA	1,948,140	118,795,885
	Bollore SA	1,717,699	9,599,054
	Bouygues SA	1,023,747	39,456,681
	Carrefour SA	2,495,917	46,359,834

The DFA International Value Series
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Cie de Saint-Gobain	1,930,172	$137,965,313
	Cie Generale des Etablissements Michelin SCA	639,001	104,375,896
	CNP Assurances	573,388	9,746,553
	Credit Agricole SA	1,053,519	14,689,756
	Danone SA	306,176	22,520,313
	Eiffage SA	103,098	10,510,289
	Electricite de France SA	1,705,570	20,704,837
	Engie SA	2,838,450	37,851,597
	EssilorLuxottica SA	66,127	12,483,646
	Faurecia SE	123,502	5,512,202
	Faurecia SE	47,286	2,154,519
#	Iliad SA	3,398	732,286
	Orange SA	5,978,647	66,537,156
	Publicis Groupe SA	431,125	27,217,188
*	Renault SA	383,338	14,559,421
	Sanofi	49,814	5,134,489
	Societe Generale SA	1,357,954	39,768,633
	TotalEnergies SE	6,840,726	298,301,553
	Valeo	156,647	4,529,576
	Vivendi SE	36,027	1,217,224
TOTAL FRANCE			1,137,093,880
GERMANY — (6.8%)
	Allianz SE	559,039	138,956,604
	BASF SE	62,754	4,931,110
	Bayer AG	820,142	48,863,234
	Bayerische Motoren Werke AG	1,003,964	99,825,408
*	Commerzbank AG	770,401	4,961,341
*	Continental AG	148,327	20,149,494
	Covestro AG	210,128	13,536,695
	Daimler AG	2,568,275	229,191,373
*	Deutsche Bank AG	1,938,873	24,441,928
*	Deutsche Bank AG	1,483,028	18,552,680
	Evonik Industries AG	355,524	12,361,608
	Fresenius SE & Co., KGaA	755,986	39,734,595
	Hapag-Lloyd AG	9,251	1,998,568
	HeidelbergCement AG	448,245	39,722,439
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	85,748	23,136,864
	RWE AG	893,950	31,784,987
*	Talanx AG	162,600	6,908,650
	Telefonica Deutschland Holding AG	3,595,005	9,690,538
	Uniper SE	406,256	15,861,432
	United Internet AG	1,408	58,273
	Volkswagen AG	111,321	36,945,895
TOTAL GERMANY			821,613,716
HONG KONG — (2.1%)
	BOC Aviation, Ltd.	647,400	4,760,115
	BOC Hong Kong Holdings, Ltd.	4,670,500	14,998,290
# *	Cathay Pacific Airways, Ltd.	8,153,999	6,542,747
	CK Asset Holdings, Ltd.	1,887,303	12,840,634
	CK Hutchison Holdings, Ltd.	7,657,984	55,951,534
	CK Infrastructure Holdings, Ltd.	443,000	2,674,339
	Hang Lung Properties, Ltd.	5,009,000	12,965,237
	Henderson Land Development Co., Ltd.	2,280,485	10,188,974
#	HKT Trust & HKT, Ltd.	1,836,000	2,495,635
	MTR Corp., Ltd.	2,070,933	12,277,836
	New World Development Co., Ltd.	4,946,042	23,447,997

The DFA International Value Series
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
#	Orient Overseas International, Ltd.	36,000	$658,141
	Sino Land Co., Ltd.	9,343,922	14,318,323
*	SJM Holdings, Ltd.	3,969,000	3,579,716
	Sun Hung Kai Properties, Ltd.	3,296,420	47,156,480
	Swire Pacific, Ltd., Class A	1,680,000	10,435,874
	Swire Pacific, Ltd., Class B	2,855,000	2,916,284
	WH Group, Ltd.	22,501,000	18,643,585
TOTAL HONG KONG			256,851,741
IRELAND — (0.4%)
	CRH P.L.C.	293,793	14,683,497
	CRH P.L.C., Sponsored ADR	528,926	26,388,118
# *	Flutter Entertainment P.L.C.	4,543	774,463
*	Flutter Entertainment P.L.C.	35,418	6,048,698
TOTAL IRELAND			47,894,776
ISRAEL — (0.4%)
# *	Bank Hapoalim BM	1,314,285	10,458,982
*	Bank Leumi Le-Israel BM	1,358,909	10,383,677
	Harel Insurance Investments & Financial Services, Ltd.	33,318	316,111
*	Israel Discount Bank, Ltd., Class A	2,648,223	12,405,604
#	Phoenix Holdings, Ltd. (The)	246,756	2,358,091
*	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	796,262	7,683,928
TOTAL ISRAEL			43,606,393
ITALY — (1.5%)
#	Eni SpA	3,886,295	45,957,816
	Intesa Sanpaolo SpA	21,991,838	60,753,466
*	Mediobanca Banca di Credito Finanziario SpA	164,012	1,919,665
	Telecom Italia SpA	63,812,045	27,944,003
	Telecom Italia SpA	6,225,918	2,902,698
	Telecom Italia SpA, Sponsored ADR	1,771,402	7,723,313
#	UniCredit SpA	3,293,998	39,400,706
	UnipolSai Assicurazioni SpA	86,004	238,773
TOTAL ITALY			186,840,440
JAPAN — (22.0%)
	AEON Financial Service Co., Ltd.	15,000	184,799
	AGC, Inc.	895,500	38,294,384
	Air Water, Inc.	14,300	213,773
	Aisin Corp.	609,000	24,654,699
	Alfresa Holdings Corp.	176,100	2,681,981
	Alps Alpine Co., Ltd.	352,800	3,672,258
	Amada Co., Ltd.	907,100	9,323,292
	Aozora Bank, Ltd.	253,300	5,701,266
	Asahi Kasei Corp.	1,769,400	19,295,160
#	Bank of Kyoto, Ltd. (The)	113,679	4,895,513
	Bridgestone Corp.	431,700	19,018,483
	Brother Industries, Ltd.	202,400	4,119,027
	Canon Marketing Japan, Inc.	153,000	3,427,080
	Canon, Inc.	525,000	12,089,731
	Chiba Bank, Ltd. (The)	1,064,000	6,052,755
	Coca-Cola Bottlers Japan Holdings, Inc.	331,157	5,404,216
	Concordia Financial Group, Ltd.	2,530,101	9,057,221
	Credit Saison Co., Ltd.	393,600	4,694,914
	Dai Nippon Printing Co., Ltd.	521,600	12,291,677
	Daicel Corp.	1,087,400	9,031,018

The DFA International Value Series
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Daido Steel Co., Ltd.	11,400	$538,164
	Dai-ichi Life Holdings, Inc.	1,076,847	19,819,408
	Daio Paper Corp.	39,000	672,235
	Daiwa House Industry Co., Ltd.	338,100	10,366,216
	Daiwa Securities Group, Inc.	3,735,400	19,642,016
	DeNA Co., Ltd.	139,700	2,630,540
	Denka Co., Ltd.	234,800	8,125,965
	Dentsu Group, Inc.	391,100	13,592,279
	DIC Corp.	361,500	9,769,180
	Dowa Holdings Co., Ltd.	189,000	7,344,279
	Ebara Corp.	278,900	13,795,790
	ENEOS Holdings, Inc.	4,584,303	19,256,794
	Fuji Media Holdings, Inc.	52,200	566,313
	FUJIFILM Holdings Corp.	32,000	2,296,410
	Fukuoka Financial Group, Inc.	386,600	6,516,187
	Fukuyama Transporting Co., Ltd.	50,893	1,910,998
	Hankyu Hanshin Holdings, Inc.	584,100	17,272,278
	Haseko Corp.	441,400	5,973,151
	Hino Motors, Ltd.	185,100	1,622,714
	Hitachi Construction Machinery Co., Ltd.	9,200	259,950
	Hitachi, Ltd.	997,700	57,386,886
	Honda Motor Co., Ltd.	3,522,000	113,119,121
	Idemitsu Kosan Co., Ltd.	523,138	12,314,594
*	IHI Corp.	236,700	5,474,876
	Iida Group Holdings Co., Ltd.	674,550	16,277,361
	Inpex Corp.	2,704,683	19,183,123
	Isetan Mitsukoshi Holdings, Ltd.	549,300	3,719,577
	Isuzu Motors, Ltd.	1,169,200	15,596,757
#	ITOCHU Corp.	745,900	22,078,068
	Izumi Co., Ltd.	3,900	133,495
	J Front Retailing Co., Ltd.	712,300	6,002,258
	Japan Post Holdings Co., Ltd.	1,170,410	9,934,951
	Japan Post Insurance Co., Ltd.	83,500	1,480,333
	JFE Holdings, Inc.	1,257,295	15,288,391
	JGC Holdings Corp.	257,700	2,319,989
	JTEKT Corp.	572,800	5,442,223
	Kajima Corp.	660,500	8,502,477
	Kamigumi Co., Ltd.	342,200	7,221,363
	Kaneka Corp.	244,908	9,697,691
*	Kawasaki Heavy Industries, Ltd.	677,300	14,215,932
	Kinden Corp.	222,800	3,612,980
	Kokuyo Co., Ltd.	20,200	327,763
	Komatsu, Ltd.	567,800	14,228,515
	Konica Minolta, Inc.	5,300	27,255
	K's Holdings Corp.	403,300	4,764,859
	Kuraray Co., Ltd.	1,529,300	14,200,441
	Kyocera Corp.	179,600	11,097,820
	Lixil Corp.	961,800	26,247,592
	Mabuchi Motor Co., Ltd.	73,100	2,749,172
	Marubeni Corp.	2,948,900	25,099,297
	Maruichi Steel Tube, Ltd.	15,500	373,922
*	Mazda Motor Corp.	1,020,400	10,066,146
	Mebuki Financial Group, Inc.	1,258,420	2,693,282
	Medipal Holdings Corp.	329,250	6,200,831
	Mitsubishi Chemical Holdings Corp.	3,181,900	26,699,017
	Mitsubishi Corp.	1,817,600	50,981,431
	Mitsubishi Electric Corp.	689,000	9,347,828
	Mitsubishi Gas Chemical Co., Inc.	727,100	15,146,140
	Mitsubishi HC Capital, Inc.	2,653,300	14,471,960

The DFA International Value Series
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Mitsubishi Heavy Industries, Ltd.	724,500	$20,933,137
	Mitsubishi Logistics Corp.	89,600	2,661,879
	Mitsubishi Materials Corp.	518,200	10,811,598
*	Mitsubishi Motors Corp.	1,740,000	4,888,921
#	Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	2,767,349	14,694,623
	Mitsubishi UFJ Financial Group, Inc.	11,934,650	63,046,902
	Mitsui & Co., Ltd., Sponsored ADR	11,723	5,393,049
	Mitsui & Co., Ltd.	1,334,700	30,634,577
	Mitsui Chemicals, Inc.	823,660	26,265,619
	Mitsui Fudosan Co., Ltd.	940,400	21,993,376
	Mitsui OSK Lines, Ltd.	546,400	28,351,416
	Mizuho Financial Group, Inc.	2,437,380	34,829,208
	MS&AD Insurance Group Holdings, Inc.	445,453	13,769,419
	Nagase & Co., Ltd.	21,700	332,108
	NEC Corp.	404,210	20,500,332
	NGK Insulators, Ltd.	130,100	2,083,533
	NGK Spark Plug Co., Ltd.	270,400	3,982,227
	NH Foods, Ltd.	314,767	12,695,849
	Nikon Corp.	695,200	6,471,860
	Nippo Corp.	285,900	7,942,016
	Nippon Express Co., Ltd.	308,324	22,522,971
	Nippon Shokubai Co., Ltd.	95,000	4,569,565
	Nippon Steel Corp.	1,207,593	20,948,475
	Nippon Yusen K.K.	640,587	34,612,199
	Nipro Corp.	136,100	1,690,457
*	Nissan Motor Co., Ltd.	4,749,500	27,565,325
	Nisshin Seifun Group, Inc.	10,800	174,124
	Nitto Denko Corp.	19,300	1,433,960
	NOK Corp.	258,720	3,422,249
	Nomura Holdings, Inc.	4,705,602	23,563,688
	Nomura Real Estate Holdings, Inc.	521,500	12,931,346
	NSK, Ltd.	1,027,500	8,479,815
	Obayashi Corp.	2,342,282	19,153,432
	Oji Holdings Corp.	3,568,100	20,571,819
	ORIX Corp.	3,324,900	58,170,445
	Otsuka Holdings Co., Ltd.	12,500	496,863
	Panasonic Corp.	1,927,800	23,278,306
	Rengo Co., Ltd.	899,500	7,657,848
	Resona Holdings, Inc.	2,821,139	10,592,470
	Ricoh Co., Ltd.	2,366,400	25,857,287
	Sega Sammy Holdings, Inc.	52,200	658,418
*	Seibu Holdings, Inc.	105,700	1,192,669
	Seiko Epson Corp.	524,700	9,027,944
	Seino Holdings Co., Ltd.	481,500	6,128,314
	Sekisui Chemical Co., Ltd.	40,900	705,748
#	Sekisui House, Ltd.	1,200,200	23,770,544
	Seven & I Holdings Co., Ltd.	757,600	33,804,413
	Shimamura Co., Ltd.	61,300	5,925,608
	Shimizu Corp.	995,300	7,329,930
	Shinsei Bank, Ltd.	313,400	4,145,134
	Shizuoka Bank, Ltd. (The)	851,000	6,145,633
	Showa Denko K.K.	234,100	6,717,212
	SoftBank Group Corp.	419,480	26,379,264
	Sojitz Corp.	3,331,700	10,192,621
	Sompo Holdings, Inc.	473,756	19,586,052
	Stanley Electric Co., Ltd.	18,900	493,157
	Subaru Corp.	379,484	7,455,709
	Sumitomo Chemical Co., Ltd.	8,266,400	43,030,872
	Sumitomo Corp.	1,126,600	15,310,388

The DFA International Value Series
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sumitomo Dainippon Pharma Co., Ltd.	110,031	$1,905,217
	Sumitomo Electric Industries, Ltd.	2,834,000	40,261,829
	Sumitomo Forestry Co., Ltd.	598,600	11,325,004
	Sumitomo Heavy Industries, Ltd.	524,600	14,530,231
	Sumitomo Metal Mining Co., Ltd.	378,664	15,346,253
	Sumitomo Mitsui Financial Group, Inc.	1,318,900	44,458,875
	Sumitomo Mitsui Trust Holdings, Inc.	464,844	15,258,888
	Sumitomo Realty & Development Co., Ltd.	200,500	6,534,939
	Sumitomo Rubber Industries, Ltd.	770,500	10,370,261
	Suzuken Co., Ltd.	74,900	2,161,447
	Suzuki Motor Corp.	167,400	6,810,752
	T&D Holdings, Inc.	1,378,500	17,637,561
	Taiheiyo Cement Corp.	528,721	12,318,494
	Taisei Corp.	100,500	3,386,987
	Taisho Pharmaceutical Holdings Co., Ltd.	31,100	1,741,694
	Takeda Pharmaceutical Co., Ltd.	2,595,871	86,407,499
	TBS Holdings, Inc.	70,800	1,065,550
	TDK Corp.	14,400	1,643,040
	Teijin, Ltd.	855,090	12,875,067
	Toda Corp.	717,800	5,116,211
	Tokio Marine Holdings, Inc.	315,319	15,028,439
	Tokyo Tatemono Co., Ltd.	870,300	13,093,565
	Tokyu Fudosan Holdings Corp.	2,556,700	14,433,460
	Toppan, Inc.	656,900	11,143,040
	Toray Industries, Inc.	2,709,300	17,838,531
	Tosoh Corp.	1,241,700	21,790,670
	Toyo Seikan Group Holdings, Ltd.	416,349	5,664,959
	Toyo Tire Corp.	24,100	455,056
	Toyoda Gosei Co., Ltd.	265,400	6,238,414
	Toyota Boshoku Corp.	4,100	82,712
	Toyota Industries Corp.	235,800	19,780,094
#	Toyota Motor Corp., Sponsored ADR	97,607	17,553,643
	Toyota Motor Corp.	3,415,890	306,663,149
	Toyota Tsusho Corp.	524,100	24,745,309
	TS Tech Co., Ltd.	23,400	348,129
	Tsumura & Co.	24,700	779,136
	Ube Industries, Ltd.	504,100	10,124,599
	Yamada Holdings Co., Ltd.	1,918,800	9,065,273
	Yamaha Motor Co., Ltd.	698,000	17,478,400
	Yamazaki Baking Co., Ltd.	39,100	536,843
	Yokohama Rubber Co., Ltd. (The)	563,500	11,252,219
	Zeon Corp.	404,300	5,524,059
TOTAL JAPAN			2,668,549,252
NETHERLANDS — (5.4%)
# *	ABN AMRO Bank NV	838,120	9,769,644
#	Aegon NV	2,409,493	10,258,655
	Aegon NV	397,466	1,673,332
	Akzo Nobel NV	183,643	22,684,868
	ArcelorMittal SA	652,213	22,778,802
	ArcelorMittal SA	590,702	20,816,342
	ASM International NV	6,676	2,369,379
	Coca-Cola European Partners P.L.C.	59,602	3,687,119
#	Heineken NV	231,450	26,952,751
	ING Groep NV	4,722,058	60,587,274
	Koninklijke Ahold Delhaize NV	4,840,597	150,469,171
#	Koninklijke DSM NV	478,660	96,488,917
#	Koninklijke Philips NV	991,539	45,719,304
	Koninklijke Philips NV	33,024	1,520,423

The DFA International Value Series
CONTINUED
		Shares	Value»
NETHERLANDS — (Continued)
#	NN Group NV	661,297	$32,877,280
	Randstad NV	272,591	19,776,636
	Signify NV	9,094	509,435
	Stellantis NV	3,939,898	75,650,883
	Stellantis NV	2,651,115	50,839,141
TOTAL NETHERLANDS			655,429,356
NEW ZEALAND — (0.2%)
*	Auckland International Airport, Ltd.	1,979,607	9,987,810
	Chorus, Ltd.	289,771	1,243,820
	EBOS Group, Ltd.	201,357	4,355,670
	Fletcher Building, Ltd.	1,466,314	7,807,688
#	Fonterra Co-operative Group, Ltd.	293,628	765,002
	Ryman Healthcare, Ltd.	148,330	1,362,399
	Summerset Group Holdings, Ltd.	131,555	1,183,477
TOTAL NEW ZEALAND			26,705,866
NORWAY — (0.9%)
	Austevoll Seafood ASA	161,536	2,036,527
	DNB Bank ASA	1,885,402	38,606,288
	Equinor ASA	902,881	17,587,387
	Norsk Hydro ASA	3,579,188	23,812,313
	SpareBank 1 SR-Bank ASA	369,350	4,835,073
	Storebrand ASA	1,260,839	10,825,615
	Subsea 7 SA	453,890	3,633,907
	Yara International ASA	228,157	12,025,363
TOTAL NORWAY			113,362,473
PORTUGAL — (0.1%)
	Banco Espirito Santo SA	2,631,973	0
	EDP Renovaveis SA	313,191	7,354,199
	Galp Energia SGPS SA	154,856	1,510,112
TOTAL PORTUGAL			8,864,311
SINGAPORE — (0.8%)
	CapitaLand, Ltd.	6,957,200	20,669,603
	City Developments, Ltd.	1,599,900	8,070,696
	Frasers Property, Ltd.	492,700	410,933
	Hongkong Land Holdings, Ltd.	1,361,700	6,178,000
	Jardine Cycle & Carriage, Ltd.	45,600	689,874
	Keppel Corp., Ltd.	6,501,200	26,282,961
#	Olam International, Ltd.	565,110	549,428
*	Singapore Airlines, Ltd.	4,224,700	15,838,461
	Singapore Land Group, Ltd.	1,068,870	2,125,334
	UOL Group, Ltd.	1,203,774	6,469,769
	Yangzijiang Shipbuilding Holdings, Ltd.	4,220,900	4,271,244
TOTAL SINGAPORE			91,556,303
SOUTH AFRICA — (0.0%)
*	Thungela Resources, Ltd.	21,628	67,012
SPAIN — (2.1%)
	Banco Bilbao Vizcaya Argentaria SA	9,752,876	62,432,820
#	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	1,180,341	7,518,772
	Banco Santander SA	45,327,305	166,040,835
	CaixaBank SA	724,209	2,150,834

The DFA International Value Series
CONTINUED
		Shares	Value»
SPAIN — (Continued)
#	Repsol SA	2,062,777	$22,593,411
TOTAL SPAIN			260,736,672
SWEDEN — (2.8%)
	BillerudKorsnas AB	504,958	10,923,396
	Boliden AB	1,195,043	46,573,171
	Bure Equity AB	13,573	732,285
	Dometic Group AB	380,509	6,458,521
	Getinge AB, Class B	567,120	24,645,352
	Holmen AB, Class A	5,562	299,139
	Holmen AB, Class B	197,104	10,375,974
	Husqvarna AB, Class B	170,464	2,385,410
	ICA Gruppen AB	165,222	8,167,764
	Intrum AB	24,003	743,737
*	Millicom International Cellular SA	137,201	5,475,204
*	Pandox AB, Class B	75,798	1,268,300
	Peab AB, Class B	301,642	3,517,609
	Saab AB, Class B	77,854	2,362,309
	Securitas AB, Class B	9,178	161,840
	Skandinaviska Enskilda Banken AB, Class A	2,605,519	35,239,487
	Skandinaviska Enskilda Banken AB, Class C	14,462	195,804
	Skanska AB, Class B	110,338	3,114,804
	SKF AB, Class B	1,179,544	31,383,716
*	SSAB AB, Class A	195,445	1,116,141
*	SSAB AB, Class B	528,415	2,701,171
	Svenska Cellulosa AB SCA, Class A	52,363	986,517
	Svenska Cellulosa AB SCA, Class B	603,970	11,233,926
	Svenska Handelsbanken AB, Class A	1,224,329	13,797,335
#	Svenska Handelsbanken AB, Class B	37,204	447,049
	Swedbank AB, Class A	798,149	15,542,849
	Tele2 AB, Class B	216,271	3,176,807
	Telia Co. AB	7,190,873	31,541,378
	Trelleborg AB, Class B	645,792	15,963,731
#	Volvo AB, Class A	179,649	4,368,059
	Volvo AB, Class B	2,155,006	50,818,830
TOTAL SWEDEN			345,717,615
SWITZERLAND — (8.8%)
	ABB, Ltd.	1,847,677	67,548,026
	Adecco Group AG	399,943	23,951,045
	Alcon, Inc.	63,250	4,604,629
	Alcon, Inc.	498,598	36,297,419
	Baloise Holding AG	105,344	16,609,641
	Barry Callebaut AG	484	1,226,965
	Chocoladefabriken Lindt & Spruengli AG	3	347,513
	Cie Financiere Richemont SA	797,506	102,056,194
#	Clariant AG	157,372	3,273,887
	Credit Suisse Group AG	1,363,427	13,687,850
	Credit Suisse Group AG, Sponsored ADR	1,195,011	12,009,861
	Holcim, Ltd.	997,555	58,477,816
	Holcim, Ltd.	375,078	21,940,561
	Julius Baer Group, Ltd.	716,015	47,258,391
	Novartis AG, Sponsored ADR	741,777	68,532,777
	Novartis AG	1,706,093	157,776,721
	SIG Combibloc Group AG	14,655	432,407
	Swatch Group AG (The)	47,812	15,949,263
	Swatch Group AG (The)	123,912	8,047,308
	Swiss Life Holding AG	69,548	35,873,053

The DFA International Value Series
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Swiss Prime Site AG	120,516	$12,832,889
	Swiss Re AG	399,672	36,234,467
	Swisscom AG	76,438	45,939,368
	UBS Group AG	6,275,625	103,395,787
# *	UBS Group AG	1,233,581	20,329,415
	Vifor Pharma AG	55,433	7,752,403
	Zurich Insurance Group AG	349,733	141,003,503
TOTAL SWITZERLAND			1,063,389,159
UNITED KINGDOM — (14.3%)
	Aberdeen P.L.C.	490,582	1,935,313
	Anglo American P.L.C.	1,906,051	84,464,672
	Aviva P.L.C.	16,319,347	87,645,308
#	Barclays P.L.C., Sponsored ADR	7,035,082	68,873,453
	Barclays P.L.C.	191,609	463,517
	Barratt Developments P.L.C.	968,048	9,460,405
	BP P.L.C., Sponsored ADR	5,912,515	142,964,613
	BP P.L.C.	7,076,747	28,406,240
	British American Tobacco P.L.C., Sponsored ADR	838,885	31,416,243
	British American Tobacco P.L.C.	3,024,009	112,470,126
*	BT Group P.L.C.	23,587,515	56,816,081
*	Carnival P.L.C.	102,449	2,027,853
*	Carnival P.L.C., ADR	20,467	407,703
	DS Smith P.L.C.	1,251,490	7,351,738
	Glencore P.L.C.	24,824,954	111,492,587
	HSBC Holdings P.L.C.	13,535,003	74,715,841
	HSBC Holdings P.L.C., Sponsored ADR	2,483,736	68,476,601
	J Sainsbury P.L.C.	7,868,098	30,983,217
	Kingfisher P.L.C.	7,975,671	40,966,453
	Lloyds Banking Group P.L.C.	172,303,068	108,941,531
	Lloyds Banking Group P.L.C., ADR	1,844,768	4,593,472
	M&G P.L.C.	2,396,918	7,505,330
	Melrose Industries P.L.C.	4,863,312	10,807,597
	Natwest Group P.L.C.	5,175,515	14,526,202
#	Natwest Group P.L.C., Sponsored ADR	863,861	4,828,983
	Pearson P.L.C.	309,149	3,725,390
#	Pearson P.L.C., Sponsored ADR	1,015,920	12,353,587
	Phoenix Group Holdings P.L.C.	577,549	5,442,726
	Royal Dutch Shell P.L.C., Sponsored ADR, Class B	8,519,230	336,935,547
	Royal Dutch Shell P.L.C., Class B	283,225	5,596,291
	Royal Mail P.L.C.	614,717	4,306,936
	Standard Chartered P.L.C.	4,078,355	24,448,945
	Vodafone Group P.L.C.	58,351,986	93,827,171
#	Vodafone Group P.L.C., Sponsored ADR	4,011,201	65,502,917
	Wm Morrison Supermarkets P.L.C.	9,034,593	33,577,752
#	WPP P.L.C., Sponsored ADR	121,700	7,873,990
	WPP P.L.C.	2,296,513	29,700,874
TOTAL UNITED KINGDOM			1,735,833,205
UNITED STATES — (0.0%)
	Ovintiv, Inc.	228,567	5,875,396
TOTAL COMMON STOCKS			11,727,767,740
PREFERRED STOCKS — (1.6%)
GERMANY — (1.6%)
	Bayerische Motoren Werke AG	152,008	13,047,449
	Porsche Automobil Holding SE	307,547	33,286,165

The DFA International Value Series
CONTINUED
	Shares	Value»

GERMANY — (Continued)
Volkswagen AG	601,156	$146,423,850
TOTAL GERMANY		192,757,464
RIGHTS/WARRANTS — (0.0%)
CANADA — (0.0%)
* Cenovus Energy, Inc. Warrants 01/01/26	36,699	176,494
TOTAL INVESTMENT SECURITIES (Cost $10,235,062,858)		11,920,701,698

			Value†
SECURITIES LENDING COLLATERAL — (1.8%)
@ §	The DFA Short Term Investment Fund	18,422,675	213,150,353
TOTAL INVESTMENTS — (100.0%)
(Cost $10,448,127,615)^^			$12,133,852,051

ADR	American Depositary Receipt
P.L.C.	Public Limited Company
SA	Special Assessment

»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
†	See Security Valuation Note within the Notes to Schedules of Investments.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
As of July 31, 2021, The DFA International Value Series had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	490	09/17/21	$106,718,546	$107,542,750	$824,204
Total Futures Contracts			$106,718,546	$107,542,750	$824,204
Summary of the Series' investments as of July 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$737,810,559	—	$737,810,559
Austria	—	799,230	—	799,230
Belgium	—	99,291,399	—	99,291,399
Canada	$1,034,347,595	—	—	1,034,347,595
Denmark	—	269,027,172	—	269,027,172
Finland	—	116,504,219	—	116,504,219
France	—	1,137,093,880	—	1,137,093,880
Germany	18,552,680	803,061,036	—	821,613,716
Hong Kong	—	256,851,741	—	256,851,741
Ireland	26,388,118	21,506,658	—	47,894,776
Israel	7,683,928	35,922,465	—	43,606,393
Italy	7,723,313	179,117,127	—	186,840,440

The DFA International Value Series
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Japan	$37,641,315	$2,630,907,937	—	$2,668,549,252
Netherlands	24,010,097	631,419,259	—	655,429,356
New Zealand	—	26,705,866	—	26,705,866
Norway	—	113,362,473	—	113,362,473
Portugal	—	8,864,311	—	8,864,311
Singapore	—	91,556,303	—	91,556,303
South Africa	67,012	—	—	67,012
Spain	7,518,772	253,217,900	—	260,736,672
Sweden	—	345,717,615	—	345,717,615
Switzerland	105,476,682	957,912,477	—	1,063,389,159
United Kingdom	744,227,109	991,606,096	—	1,735,833,205
United States	5,875,396	—	—	5,875,396
Preferred Stocks
Germany	—	192,757,464	—	192,757,464
Rights/Warrants
Canada	—	176,494	—	176,494
Securities Lending Collateral	—	213,150,353	—	213,150,353
Futures Contracts**	824,204	—	—	824,204
TOTAL	$2,020,336,221	$10,114,340,034	—	$12,134,676,255
** Valued at the unrealized appreciation/(depreciation) on the investment.

The Emerging Markets Series
SCHEDULE OF INVESTMENTS
July 31, 2021
(Unaudited)
		Face Amount	Value†
		(000)
BONDS — (0.0%)
INDIA — (0.0%)
Britannia Industries, Ltd.
5.500%, 06/03/24	INR	1,349	$18,191

		Shares	Value»
COMMON STOCKS — (98.0%)
BELGIUM — (0.0%)
	Titan Cement International SA	48,244	905,732
BRAZIL — (4.0%)
	Ambev SA, ADR	2,170,950	6,881,911
*	Americanas SA	199,018	1,876,216
	Atacadao SA	365,264	1,331,803
	B3 SA - Brasil Bolsa Balcao	2,833,971	8,298,000
	Banco Bradesco SA	603,046	2,390,995
	Banco BTG Pactual SA	541,804	3,043,860
	Banco do Brasil SA	526,950	3,200,197
	Banco Inter SA	27,244	123,345
	Banco Santander Brasil SA	165,291	1,286,593
	BB Seguridade Participacoes SA	478,843	1,964,743
*	Braskem SA, Sponsored ADR	67,098	1,488,234
*	BRF SA	574,623	2,826,639
	CCR SA	1,975,317	4,930,470
	Centrais Eletricas Brasileiras SA	107,077	827,504
	Cia Brasileira de Distribuicao	285,040	1,698,227
	Cia de Saneamento Basico do Estado de Sao Paulo	288,020	1,960,964
	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	40,965	278,152
	Cia Energetica de Minas Gerais	142,825	403,116
	Cia Paranaense de Energia, Sponsored ADR	17,400	99,180
	Cia Paranaense de Energia	39,800	233,837
	Cia Siderurgica Nacional SA, Sponsored ADR	525,351	4,675,624
	Cia Siderurgica Nacional SA	201,965	1,812,867
	Cosan SA	249,496	1,223,947
	CPFL Energia SA	121,800	592,133
	Energisa SA	228,135	1,872,562
*	Eneva SA	131,000	414,008
	Engie Brasil Energia SA	124,176	904,334
	Equatorial Energia SA	1,091,321	5,070,795
	Gerdau SA, Sponsored ADR	101,188	600,045
	Hapvida Participacoes e Investimentos SA	467,407	1,277,051
	Hypera SA	320,563	2,194,225
	Itau Unibanco Holding SA	171,303	903,508
	JBS SA	1,846,003	11,359,746
*	Klabin SA	1,184,590	5,563,303
	Localiza Rent a Car SA	411,114	4,905,820
	Lojas Americanas SA	153,211	194,152
	Lojas Renner SA	822,247	6,520,194
	Magazine Luiza SA	1,132,402	4,478,948
*	Natura & Co. Holding SA	519,291	5,359,169
	Notre Dame Intermedica Participacoes SA	215,992	3,317,690
	Petrobras Distribuidora SA	659,755	3,588,702
	Petroleo Brasileiro SA, Sponsored ADR	1,257,307	12,899,970
	Petroleo Brasileiro SA, Sponsored ADR	227,883	2,431,512
	Petroleo Brasileiro SA	2,733,556	14,433,407
	Porto Seguro SA	250,037	2,480,087

The Emerging Markets Series
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Raia Drogasil SA	760,485	$3,685,430
*	Rumo SA	1,345,731	5,338,223
	Sendas Distribuidora SA	264,840	4,407,686
*	Suzano SA	480,607	4,989,473
*	Suzano SA, Sponsored ADR	74,273	774,666
	Telefonica Brasil SA	248,062	1,962,777
	TIM SA	895,936	1,947,294
	TOTVS SA	64,000	434,511
	Ultrapar Participacoes SA	687,063	2,332,314
	Usinas Siderurgicas de Minas Gerais SA Usiminas	16,400	66,094
	Vale SA, Sponsored ADR	492,463	10,351,562
	Vale SA	2,960,013	61,811,735
	WEG SA	726,666	4,982,334
TOTAL BRAZIL			247,301,884
CHILE — (0.5%)
	Aguas Andinas SA, Class A	1,164,753	236,823
#	Banco de Chile, ADR	128,473	2,343,335
	Banco de Credito e Inversiones SA	44,056	1,817,077
	Banco Santander Chile, ADR	76,364	1,492,153
	CAP SA	49,237	853,181
	Cencosud SA	1,884,741	3,418,380
	Cencosud Shopping SA	100,714	155,128
	Cia Cervecerias Unidas SA	3,865	41,758
	Cia Sud Americana de Vapores SA	17,211,094	1,351,242
	Colbun SA	6,066,618	887,347
	Embotelladora Andina SA, ADR, Class B	24,029	341,692
	Empresa Nacional de Telecomunicaciones SA	256,080	1,232,002
	Empresas CMPC SA	882,894	1,907,992
	Empresas COPEC SA	174,061	1,502,335
#	Enel Americas SA, ADR	561,671	3,841,830
	Enel Chile SA, ADR	644,316	1,675,222
	Falabella SA	237,441	923,000
	Plaza SA	140,993	201,582
	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	94,021	4,465,998
TOTAL CHILE			28,688,077
CHINA — (31.6%)
*	360 Security Technology, Inc., Class A	280,000	518,731
*	51job, Inc., ADR	36,065	2,597,401
	AAC Technologies Holdings, Inc.	1,726,500	10,362,640
	Addsino Co., Ltd., Class A	129,000	393,679
	AECC Aero-Engine Control Co., Ltd., Class A	68,057	217,595
	AECC Aviation Power Co., Ltd., Class A	79,700	677,214
	Agile Group Holdings, Ltd.	3,660,000	4,004,237
	Agricultural Bank of China, Ltd., Class H	23,317,000	7,775,597
	Aier Eye Hospital Group Co., Ltd., Class A	222,010	2,027,197
*	Air China, Ltd., Class H	1,594,000	1,016,430
*	Alibaba Group Holding, Ltd., Sponsored ADR	929,746	181,477,122
*	Alibaba Group Holding, Ltd.	714,100	17,440,286
*	Alibaba Health Information Technology, Ltd.	960,000	1,496,263
	A-Living Smart City Services Co., Ltd.	58,500	223,129
*	Aluminum Corp. of China, Ltd., ADR	21,075	318,654
*	Aluminum Corp. of China, Ltd., Class H	4,954,000	3,021,708
	Angel Yeast Co., Ltd., Class A	87,800	636,842
	Anhui Anke Biotechnology Group Co., Ltd., Class A	60,720	137,050
	Anhui Conch Cement Co., Ltd., Class H	2,516,500	12,036,173
	Anhui Gujing Distillery Co., Ltd., Class A	15,416	445,257

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Anhui Honglu Steel Construction Group Co., Ltd., Class A	40,119	$318,705
	Anhui Kouzi Distillery Co., Ltd., Class A	71,000	605,181
	Anhui Yingjia Distillery Co., Ltd., Class A	74,000	413,419
	ANTA Sports Products, Ltd.	822,000	17,896,050
	Apeloa Pharmaceutical Co., Ltd., Class A	163,520	700,250
	Asymchem Laboratories Tianjin Co., Ltd., Class A	7,200	444,195
	Autobio Diagnostics Co., Ltd., Class A	44,684	427,822
	Avary Holding Shenzhen Co., Ltd., Class A	112,776	644,954
	AVIC Electromechanical Systems Co., Ltd., Class A	155,700	239,058
	AVIC Industry-Finance Holdings Co., Ltd., Class A	327,700	196,572
	AVICOPTER P.L.C., Class A	22,704	179,545
	Bafang Electric Suzhou Co., Ltd., Class A	8,500	295,260
*	Baidu, Inc., Sponsored ADR	137,226	22,506,436
*	Baidu, Inc., Class A	183,300	3,755,820
	Bank of Beijing Co., Ltd., Class A	782,508	520,137
	Bank of Changsha Co., Ltd., Class A	138,084	167,812
	Bank of Chengdu Co., Ltd., Class A	289,650	485,464
	Bank of China, Ltd., Class H	39,731,181	13,806,199
	Bank of Communications Co., Ltd., Class H	10,379,515	6,004,029
	Bank of Guiyang Co., Ltd., Class A	515,395	531,067
	Bank of Hangzhou Co., Ltd., Class A	266,304	499,782
	Bank of Jiangsu Co., Ltd., Class A	432,070	419,118
	Bank of Nanjing Co., Ltd., Class A	787,380	1,065,464
	Bank of Ningbo Co., Ltd., Class A	288,493	1,449,652
	Bank of Shanghai Co., Ltd., Class A	283,383	314,072
	Bank of Suzhou Co., Ltd., Class A	323,800	347,089
	Baoshan Iron & Steel Co., Ltd., Class A	1,014,500	1,243,810
*	BeiGene, Ltd., ADR	741	234,593
*	BeiGene, Ltd.	191,700	4,528,066
	Beijing Capital Eco-Environment Protection Group Co., Ltd., Class A	818,160	402,154
	Beijing Dabeinong Technology Group Co., Ltd., Class A	352,152	432,665
	Beijing Easpring Material Technology Co., Ltd., Class A	34,600	359,058
	Beijing Enlight Media Co., Ltd., Class A	168,100	232,148
	Beijing New Building Materials P.L.C., Class A	152,303	767,897
	Beijing Oriental Yuhong Waterproof Technology Co., Ltd., Class A	132,362	1,046,037
	Beijing Originwater Technology Co., Ltd., Class A	293,800	314,874
	Beijing Shiji Information Technology Co., Ltd., Class A	87,729	274,805
*	Beijing Shougang Co., Ltd., Class A	257,300	282,039
	Beijing Shunxin Agriculture Co., Ltd., Class A	62,300	301,059
	Beijing Sinnet Technology Co., Ltd., Class A	58,337	146,272
	Beijing Tiantan Biological Products Corp., Ltd., Class A	64,347	368,820
	Beijing Tongrentang Co., Ltd., Class A	36,400	193,196
	Beijing Yanjing Brewery Co., Ltd., Class A	277,500	268,661
	Beijing Yuanliu Hongyuan Electronic Technology Co., Ltd., Class A	15,500	380,559
	Betta Pharmaceuticals Co., Ltd., Class A	17,506	224,233
	BGI Genomics Co., Ltd., Class A	50,500	880,354
*	Bilibili, Inc., Class Z	23,580	2,018,882
	Blue Sail Medical Co., Ltd., Class A	160,662	513,784
	BOC International China Co., Ltd., Class A	101,300	233,692
	BOE Technology Group Co., Ltd., Class A	1,527,600	1,361,518
*	BTG Hotels Group Co., Ltd., Class A	91,200	263,331
	BYD Co., Ltd., Class H	542,386	16,764,299
#	BYD Electronic International Co., Ltd.	1,425,000	7,239,223
	By-health Co., Ltd., Class A	114,393	486,779
	C&S Paper Co., Ltd., Class A	148,000	449,883
	Caitong Securities Co., Ltd., Class A	269,900	407,417
# *	CanSino Biologics, Inc., Class H	34,600	1,467,792
	CECEP Solar Energy Co., Ltd., Class A	134,700	146,569
	Centre Testing International Group Co Ltd, Class A	27,300	115,030

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	CGN Power Co., Ltd., Class H	4,899,000	$1,058,953
	Chacha Food Co., Ltd., Class A	70,100	409,754
	Changchun High & New Technology Industry Group, Inc., Class A	19,100	906,781
	Changjiang Securities Co., Ltd., Class A	520,002	556,333
	Changzhou Xingyu Automotive Lighting Systems Co., Ltd., Class A	17,700	565,847
	Chaozhou Three-Circle Group Co., Ltd., Class A	139,705	1,007,980
	Chengdu Kanghong Pharmaceutical Group Co., Ltd., Class A	75,200	216,994
	Chengtun Mining Group Co., Ltd., Class A	229,600	335,192
*	Chifeng Jilong Gold Mining Co., Ltd., Class A	203,200	496,910
	China Baoan Group Co., Ltd., Class A	193,034	637,201
	China Cinda Asset Management Co., Ltd., Class H	3,106,000	527,585
	China CITIC Bank Corp., Ltd., Class H	9,190,928	4,113,164
	China Coal Energy Co., Ltd., Class H	3,786,777	2,277,080
	China Common Rich Renewable Energy Investments, Ltd.	5,416,000	653,378
	China Conch Venture Holdings, Ltd.	1,037,500	3,782,577
	China Construction Bank Corp., Class H	79,728,590	55,534,421
	China CSSC Holdings, Ltd., Class A	45,800	105,209
	China Eastern Airlines Corp., Ltd., ADR	11,904	220,581
*	China Eastern Airlines Corp., Ltd., Class H	3,082,000	1,125,506
	China Everbright Bank Co., Ltd., Class H	4,752,000	1,619,933
#	China Evergrande Group	3,952,000	2,673,837
	China Feihe Ltd.	2,374,000	4,564,038
*	China Fortune Land Development Co., Ltd., Class A	81	54
	China Galaxy Securities Co., Ltd., Class H	5,480,000	2,863,260
	China Gas Holdings, Ltd.	5,783,000	17,804,628
	China Gezhouba Group Co., Ltd., Class A	564,500	726,051
	China Great Wall Securities Co., Ltd., Class A	171,500	245,671
	China Greatwall Technology Group Co., Ltd., Class A	182,800	452,114
	China Hongqiao Group, Ltd.	3,626,000	4,807,503
	China International Capital Corp., Ltd., Class H	2,061,200	4,748,018
	China International Marine Containers Group Co., Ltd., Class H	213,120	428,065
	China Jushi Co., Ltd., Class A	354,769	824,009
#	China Life Insurance Co., Ltd., ADR	455,615	3,799,829
	China Life Insurance Co., Ltd., Class H	1,945,000	3,241,818
*	China Literature, Ltd.	216,200	2,006,342
#	China Longyuan Power Group Corp., Ltd., Class H	2,872,000	5,378,298
	China Mengniu Dairy Co., Ltd.	2,309,000	12,536,514
	China Merchants Bank Co., Ltd., Class H	3,434,554	26,128,548
	China Merchants Energy Shipping Co., Ltd., Class A	607,440	355,263
	China Merchants Securities Co., Ltd., Class H	535,860	730,261
	China Merchants Shekou Industrial Zone Holdings Co., Ltd., Class A	459,273	666,748
	China Minmetals Rare Earth Co., Ltd., Class A	41,491	242,535
#	China Minsheng Banking Corp., Ltd., Class H	4,537,600	1,845,937
	China Molybdenum Co., Ltd., Class H	3,669,966	2,686,197
	China National Building Material Co., Ltd., Class H	10,930,000	11,838,296
	China National Medicines Corp., Ltd., Class A	31,900	150,178
	China National Nuclear Power Co., Ltd., Class A	1,600,390	1,192,165
	China National Software & Service Co., Ltd., Class A	20,300	182,754
	China Northern Rare Earth Group High-Tech Co., Ltd., Class A	146,200	1,088,055
	China Oilfield Services, Ltd., Class H	4,074,000	2,961,376
	China Overseas Land & Investment, Ltd.	7,839,500	16,431,147
	China Pacific Insurance Group Co., Ltd., Class H	4,918,400	13,850,322
	China Petroleum & Chemical Corp., ADR	52,089	2,381,495
	China Petroleum & Chemical Corp., Class H	12,896,800	5,897,325
	China Railway Group, Ltd., Class H	7,014,000	3,252,043
	China Railway Signal & Communication Corp., Ltd., Class H	2,390,000	854,904
	China Resources Beer Holdings Co., Ltd.	989,611	7,420,306
	China Resources Cement Holdings, Ltd.	6,186,000	5,110,501
	China Resources Gas Group, Ltd.	2,140,000	13,192,588

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Resources Land, Ltd.	5,690,666	$19,017,393
	China Resources Power Holdings Co., Ltd.	2,194,517	3,783,230
	China Resources Sanjiu Medical & Pharmaceutical Co., Ltd., Class A	110,058	406,839
	China Shenhua Energy Co., Ltd., Class H	5,763,500	10,905,816
*	China Southern Airlines Co., Ltd., Sponsored ADR	7,704	204,310
*	China Southern Airlines Co., Ltd., Class H	1,528,000	803,593
	China State Construction Engineering Corp., Ltd., Class A	1,922,400	1,329,625
	China Taiping Insurance Holdings Co., Ltd.	3,127,306	4,393,098
	China Tourism Group Duty Free Corp., Ltd., Class A	83,000	3,104,339
	China Tower Corp., Ltd., Class H	64,470,000	8,552,501
	China TransInfo Technology Co., Ltd., Class A	145,530	348,011
	China Vanke Co., Ltd., Class H	3,423,500	8,918,404
	China Yangtze Power Co., Ltd., Class A	748,847	2,205,486
	China Zhenhua Group Science & Technology Co., Ltd., Class A	36,400	463,594
#	China Zheshang Bank Co., Ltd., Class H	82,000	35,646
*	Chongqing Brewery Co., Ltd., Class A	21,500	515,751
	Chongqing Changan Automobile Co., Ltd., Class A	127,400	363,989
*	Chongqing Fuling Zhacai Group Co., Ltd., Class A	91,700	431,724
	Chongqing Rural Commercial Bank Co., Ltd., Class H	2,634,000	983,099
	Chongqing Zhifei Biological Products Co., Ltd., Class A	83,314	2,045,896
	Chow Tai Seng Jewellery Co., Ltd., Class A	82,704	235,304
	CIFI Holdings Group Co., Ltd.	4,673,191	2,818,325
	CITIC Securities Co., Ltd., Class H	1,660,500	3,697,896
	CITIC, Ltd.	4,725,000	5,103,424
	CNHTC Jinan Truck Co., Ltd., Class A	115,061	411,746
	CNNC Hua Yuan Titanium Dioxide Co., Ltd., Class A	125,600	335,300
	Contemporary Amperex Technology Co., Ltd., Class A	61,920	5,313,972
# *	COSCO SHIPPING Holdings Co., Ltd., Class H	3,966,299	5,983,203
	Country Garden Holdings Co., Ltd.	15,537,519	15,189,792
	Country Garden Services Holdings Co., Ltd.	1,131,492	9,187,590
	CSC Financial Co., Ltd., Class H	1,105,500	1,091,611
	CSG Holding Co., Ltd., Class A	8,100	12,199
	CSPC Pharmaceutical Group, Ltd.	17,303,200	23,356,527
	CTS International Logistics Corp., Ltd., Class A	800	1,604
	Daan Gene Co., Ltd., Class A	171,580	581,703
	Dali Foods Group Co., Ltd.	4,627,500	2,507,088
	Daqin Railway Co., Ltd., Class A	883,060	804,462
	DaShenLin Pharmaceutical Group Co., Ltd., Class A	84,795	558,138
	Datang International Power Generation Co., Ltd., Class H	2,826,000	432,559
	DHC Software Co., Ltd., Class A	290,300	320,308
	Dian Diagnostics Group Co., Ltd., Class A	83,929	460,359
*	Do-Fluoride New Materials Co., Ltd., Class A	27,100	208,113
	Dong-E-E-Jiao Co., Ltd., Class A	64,411	304,655
	Dongfeng Motor Group Co., Ltd., Class H	874,000	775,317
	Dongxing Securities Co., Ltd., Class A	278,118	444,293
	East Money Information Co., Ltd., Class A	325,440	1,569,550
	Ecovacs Robotics Co., Ltd., Class A	11,000	291,888
	ENN Energy Holdings, Ltd.	525,600	10,968,373
	ENN Natural Gas Co., Ltd., Class A	245,000	666,306
*	ESR Cayman, Ltd	111,800	392,956
*	Estun Automation Co., Ltd., Class A	46,603	282,376
	Eve Energy Co., Ltd., Class A	35,705	625,942
#	Everbright Securities Co., Ltd., Class H	413,200	318,830
	Fangda Carbon New Material Co., Ltd., Class A	374,324	510,713
	FAW Jiefang Group Co., Ltd.	97,100	166,098
	Fiberhome Telecommunication Technologies Co., Ltd., Class A	107,700	332,062
	Financial Street Holdings Co., Ltd., Class A	182,100	160,004
*	First Capital Securities Co., Ltd., Class A	279,000	269,749
#	Flat Glass Group Co., Ltd., Class H	396,000	1,770,897

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Focus Media Information Technology Co., Ltd., Class A	712,700	$831,321
	Foshan Haitian Flavouring & Food Co., Ltd., Class A	182,121	3,238,733
	Fosun International, Ltd.	2,569,722	3,401,854
*	Founder Securities Co., Ltd., Class A	384,200	523,927
	Fu Jian Anjoy Foods Co., Ltd., Class A	12,900	323,028
	Fujian Sunner Development Co., Ltd., Class A	215,363	622,678
*	Futu Holdings, Ltd., ADR	414	42,418
	Fuyao Glass Industry Group Co., Ltd., Class H	717,600	4,568,615
	Ganfeng Lithium Co., Ltd., Class H	60,400	1,300,020
	G-bits Network Technology Xiamen Co., Ltd., Class A	11,400	779,841
*	GCL System Integration Technology Co., Ltd., Class A	329,100	217,256
*	GCL-Poly Energy Holdings, Ltd.	20,189,000	3,857,944
	GD Power Development Co., Ltd., Class A	229,600	81,544
# *	GDS Holdings, Ltd., ADR	45,771	2,698,658
*	GDS Holdings, Ltd., Class A	121,000	897,159
	Geely Automobile Holdings, Ltd.	8,400,000	28,176,856
	GEM Co., Ltd., Class A	143,076	265,653
	Gemdale Corp., Class A	273,600	355,369
*	Genscript Biotech Corp.	412,000	1,811,046
	GF Securities Co., Ltd., Class H	1,733,400	2,462,913
	Giant Network Group Co., Ltd., Class A	153,702	259,400
	Gigadevice Semiconductor Beijing, Inc., Class A	31,374	1,120,995
	Ginlong Technologies Co., Ltd., Class A	16,150	773,097
	GoerTek, Inc., Class A	198,500	1,175,837
*	Gotion High-tech Co., Ltd., Class A	68,900	585,058
	Grandblue Environment Co., Ltd., Class A	4,600	15,487
	Great Wall Motor Co., Ltd., Class H	3,021,000	14,596,136
	Gree Electric Appliances, Inc., Class A	148,633	1,093,905
	Greenland Holdings Corp., Ltd., Class A	547,575	366,828
	GRG Banking Equipment Co., Ltd., Class A	218,700	353,997
	Guangdong Haid Group Co., Ltd., Class A	71,100	692,570
	Guangdong Hongda Blasting Co., Ltd., Class A	71,300	346,099
	Guangdong Investment, Ltd.	2,818,000	3,943,175
	Guangdong Xinbao Electrical Appliances Holdings Co., Ltd., Class A	103,500	335,057
*	Guanghui Energy Co., Ltd., Class A	764,600	476,868
	Guangxi Guiguan Electric Power Co., Ltd., Class A	34,400	26,205
	Guangzhou Automobile Group Co., Ltd., Class H	2,221,162	1,925,252
	Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H	190,000	513,712
	Guangzhou Haige Communications Group, Inc. Co., Class A	222,052	341,127
	Guangzhou Kingmed Diagnostics Group Co., Ltd., Class A	24,501	503,339
	Guangzhou Shiyuan Electronic Technology Co., Ltd., Class A	37,300	641,825
	Guangzhou Tinci Materials Technology Co., Ltd., Class A	28,820	452,266
	Guangzhou Wondfo Biotech Co., Ltd., Class A	46,107	385,969
*	Guangzhou Yuexiu Financial Holdings Group Co., Ltd., Class A	167,300	273,561
	Guangzhou Zhujiang Brewery Co., Ltd., Class A	79,100	115,074
	Guosen Securities Co., Ltd., Class A	186,700	306,249
*	Guosheng Financial Holding, Inc., Class A	138,300	199,736
	Guotai Junan Securities Co., Ltd., Class H	474,400	596,477
	Guoyuan Securities Co., Ltd., Class A	440,340	490,606
	Haier Smart Home Co., Ltd., Class A	258,200	999,672
	Haier Smart Home Co., Ltd., Class H	4,056,000	13,910,756
	Haisco Pharmaceutical Group Co., Ltd., Class A	38,400	119,796
	Haitong Securities Co., Ltd., Class H	3,172,800	2,614,840
*	Hang Zhou Great Star Industrial Co., Ltd., Class A	79,708	360,371
	Hangzhou First Applied Material Co., Ltd., Class A	72,465	1,507,388
	Hangzhou Oxygen Plant Group Co., Ltd., Class A	132,600	714,838
	Hangzhou Robam Appliances Co., Ltd., Class A	111,100	669,996
	Hangzhou Silan Microelectronics Co., Ltd., Class A	18,600	201,466
	Hangzhou Tigermed Consulting Co., Ltd., Class A	12,100	296,371

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Hangzhou Tigermed Consulting Co., Ltd., Class H	27,700	$537,947
	Han's Laser Technology Industry Group Co., Ltd., Class A	122,217	699,046
	Haohua Chemical Science & Technology Co., Ltd., Class A	5,700	26,550
	Hebei Hengshui Laobaigan Liquor Co., Ltd., Class A	66,700	218,187
	Hefei Meiya Optoelectronic Technology, Inc., Class A	64,843	497,013
	Heilongjiang Agriculture Co., Ltd., Class A	174,805	403,143
	Henan Shenhuo Coal & Power Co., Ltd., Class A	136,400	247,761
	Henan Shuanghui Investment & Development Co., Ltd., Class A	275,829	1,098,787
	Hengan International Group Co., Ltd.	1,801,500	10,685,885
	Hengdian Group DMEGC Magnetics Co., Ltd., Class A	162,321	383,534
	Hengli Petrochemical Co., Ltd.,, Class A	430,900	1,953,230
	Hengyi Petrochemical Co., Ltd., Class A	334,988	631,296
	Hesteel Co., Ltd., Class A	990,453	414,161
	Hithink RoyalFlush Information Network Co., Ltd., Class A	31,881	458,822
	Hongfa Technology Co., Ltd., Class A	71,093	724,719
	Hongta Securities Co., Ltd., Class A	60,400	124,986
	Hopson Development Holdings, Ltd.	84,200	279,046
*	Hua Hong Semiconductor, Ltd.	150,000	950,559
	Huaan Securities Co., Ltd., Class A	284,610	224,082
	Huadong Medicine Co., Ltd., Class A	126,400	697,904
	Huafon Chemical Co., Ltd., Class A	294,783	563,159
	Huagong Tech Co., Ltd., Class A	50,100	217,940
	Huaibei Mining Holdings Co., Ltd., Class A	129,400	232,600
	Hualan Biological Engineering, Inc., Class A	104,900	598,961
#	Huaneng Power International, Inc., Sponsored ADR	33,132	447,613
	Huaneng Power International, Inc., Class H	2,986,000	1,014,349
	Huatai Securities Co., Ltd., Class H	1,274,400	1,688,609
	Huaxi Securities Co., Ltd., Class A	159,100	217,335
	Huaxia Bank Co., Ltd., Class A	583,056	495,072
	Huaxin Cement Co., Ltd., Class A	206,300	474,019
	Huayu Automotive Systems Co., Ltd., Class A	235,900	706,720
*	Huazhu Group, Ltd., ADR	116,212	5,227,216
	Hubei Xingfa Chemicals Group Co., Ltd., Class A	55,000	208,557
	Huizhou Desay Sv Automotive Co., Ltd., Class A	11,000	175,301
	Hunan Valin Steel Co., Ltd., Class A	1,237,900	1,472,682
	Hundsun Technologies, Inc., Class A	41,692	360,556
	Huolinhe Opencut Coal Industry Corp., Ltd. of Inner Mongolia, Class A	347,700	559,134
	Iflytek Co., Ltd., Class A	70,100	637,575
	Industrial & Commercial Bank of China, Ltd., Class H	53,639,185	29,785,463
	Industrial Bank Co., Ltd., Class A	643,039	1,762,666
	Industrial Securities Co., Ltd., Class A	501,960	692,334
	Infore Environment Technology Group Co., Ltd., Class A	247,423	238,053
*	Inner Mongolia BaoTou Steel Union Co., Ltd., Class A	2,987,020	1,321,216
	Inner Mongolia Eerduosi Resources Co., Ltd., Class A	103,600	378,387
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd., Class A	810,103	610,277
	Inner Mongolia Yili Industrial Group Co., Ltd., Class A	346,800	1,796,890
*	Innovent Biologics, Inc.	539,500	5,524,079
	Inspur Electronic Information Industry Co., Ltd., Class A	58,384	276,051
*	iQIYI, Inc., ADR	155,531	1,735,726
	Jafron Biomedical Co., Ltd., Class A	35,367	368,223
	Jason Furniture Hangzhou Co., Ltd., Class A	19,300	193,876
	JCET Group Co., Ltd., Class A	168,900	1,029,432
*	JD.com, Inc., ADR	248,488	17,612,829
*	JD.com, Inc., Class A	121,000	4,218,517
	Jiangsu Eastern Shenghong Co., Ltd., Class A	138,440	584,485
	Jiangsu Expressway Co., Ltd., Class H	1,020,000	1,089,807
	Jiangsu Hengli Hydraulic Co., Ltd., Class A	70,098	1,065,716
	Jiangsu Hengrui Medicine Co., Ltd., Class A	230,755	1,949,818

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jiangsu Hengshun Vinegar Industry Co., Ltd., Class A	48,879	$122,249
*	Jiangsu Hoperun Software Co., Ltd., Class A	29,960	178,743
	Jiangsu King's Luck Brewery JSC, Ltd., Class A	74,812	477,622
	Jiangsu Shagang Co., Ltd., Class A	237,700	261,974
	Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	59,900	1,516,717
	Jiangsu Yangnong Chemical Co., Ltd., Class A	39,837	776,989
	Jiangsu Yoke Technology Co., Ltd., Class A	13,400	221,461
	Jiangsu Yuyue Medical Equipment & Supply Co., Ltd., Class A	137,400	726,318
	Jiangsu Zhongnan Construction Group Co., Ltd., Class A	392,900	277,963
	Jiangsu Zhongtian Technology Co., Ltd., Class A	375,200	442,014
	Jiangxi Copper Co., Ltd., Class H	1,199,000	2,517,316
	Jiangxi Zhengbang Technology Co., Ltd., Class A	493,546	727,950
	Jinduicheng Molybdenum Co., Ltd., Class A	254,400	278,077
	Jinke Properties Group Co., Ltd., Class A	296,700	198,003
	JiuGui Liquor Co., Ltd., Class A	11,500	341,999
	JL Mag Rare-Earth Co., Ltd., Class A	30,700	193,984
	Joincare Pharmaceutical Group Industry Co., Ltd., Class A	240,955	440,569
	Joinn Laboratories China Co., Ltd., Class A	5,600	165,130
	Jointown Pharmaceutical Group Co., Ltd., Class A	227,867	497,645
	Jonjee Hi-Tech Industrial And Commercial Holding Co., Ltd., Class A	85,500	485,324
	Joyoung Co., Ltd., Class A	107,900	420,162
	JOYY, Inc., ADR	9,413	503,125
	Juewei Food Co., Ltd., Class A	43,844	464,546
	Juneyao Airlines Co., Ltd., Class A	141,100	258,248
*	Kingdee International Software Group Co., Ltd.	1,235,000	3,857,133
	Kingsoft Corp., Ltd.	981,000	4,590,326
*	Kuang-Chi Technologies Co., Ltd., Class A	102,600	335,005
	Kunlun Energy Co., Ltd.	9,690,000	8,377,474
	Kunlun Tech Co., Ltd., Class A	108,000	283,963
	Kweichow Moutai Co., Ltd., Class A	65,693	17,110,361
	KWG Living Group Holdings, Ltd.	518,250	495,705
	Lao Feng Xiang Co., Ltd., Class A	43,843	323,781
	Laobaixing Pharmacy Chain JSC, Class A	56,521	383,579
	LB Group Co., Ltd., Class A	178,000	825,833
	Lenovo Group, Ltd.	18,933,278	17,654,942
	Lens Technology Co., Ltd., Class A	207,500	818,301
	Lepu Medical Technology Beijing Co., Ltd., Class A	180,977	724,094
	Leyard Optoelectronic Co., Ltd., Class A	143,000	211,104
	Li Ning Co., Ltd.	1,744,500	18,424,210
	Lianhe Chemical Technology Co., Ltd., Class A	5,200	21,255
	Liaoning Cheng Da Co., Ltd., Class A	143,200	433,944
	Lingyi iTech Guangdong Co., Class A	603,118	646,422
	Logan Group Co., Ltd.	3,853,000	4,105,710
	Longfor Group Holdings, Ltd.	3,097,000	14,395,488
	LONGi Green Energy Technology Co., Ltd., Class A	328,720	4,394,002
	Luenmei Quantum Co., Ltd., Class A	252,660	333,846
	Luxi Chemical Group Co., Ltd., Class A	293,600	913,488
	Luxshare Precision Industry Co., Ltd., Class A	403,724	2,320,244
	Luzhou Laojiao Co., Ltd., Class A	76,529	2,035,977
	Maccura Biotechnology Co., Ltd., Class A	77,000	430,205
	Mango Excellent Media Co., Ltd., Class A	90,492	773,519
*	Meinian Onehealth Healthcare Holdings Co., Ltd., Class A	234,157	273,196
*	Meituan, Class B	1,192,700	33,003,694
	Metallurgical Corp. of China, Ltd., Class H	4,159,000	1,269,828
	Microport Scientific Corp.	390,000	2,949,966
	Midea Group Co., Ltd., Class A	479,784	4,732,705
	Ming Yang Smart Energy Group, Ltd., Class A	202,404	678,007
	MLS Co., Ltd., Class A	166,400	418,348
	Montage Technology Co., Ltd., Class A	22,233	232,700

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Muyuan Foods Co., Ltd., Class A	370,587	$2,429,711
	NanJi E-Commerce Co., Ltd., Class A	340,300	541,066
	Nanjing Hanrui Cobalt Co., Ltd., Class A	21,947	301,526
	Nanjing Iron & Steel Co., Ltd., Class A	733,400	425,774
	Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd., Class A	101,634	465,423
	Nanjing Securities Co., Ltd., Class A	242,200	386,679
	NARI Technology Co., Ltd., Class A	207,960	1,012,865
	NAURA Technology Group Co., Ltd., Class A	6,700	450,362
	NavInfo Co., Ltd., Class A	154,250	307,305
	NetEase, Inc., ADR	271,103	27,709,438
	New China Life Insurance Co., Ltd., Class H	1,538,900	4,210,740
*	New Hope Liuhe Co., Ltd., Class A	195,900	346,683
	Nine Dragons Paper Holdings, Ltd.	3,293,000	4,155,069
	Ninestar Corp., Class A	71,051	395,844
	Ningbo Joyson Electronic Corp., Class A	126,400	496,908
	Ningbo Tuopu Group Co., Ltd., Class A	71,348	374,679
	Ningbo Zhoushan Port Co., Ltd., Class A	449,700	257,838
*	NIO, Inc., ADR	313,882	14,024,248
	Northeast Securities Co., Ltd., Class A	159,220	192,363
*	Offcn Education Technology Co., Ltd., Class A	80,212	162,321
	Offshore Oil Engineering Co., Ltd., Class A	368,100	234,812
	OFILM Group Co., Ltd., Class A	214,300	244,908
	Oppein Home Group, Inc., Class A	35,395	789,806
	Opple Lighting Co., Ltd., Class A	26,337	101,131
	Orient Securities Co., Ltd., Class H	791,200	685,637
	Ovctek China, Inc., Class A	33,152	469,861
*	Pacific Securities Co., Ltd. (The), Class A	708,600	342,136
	Pacific Shuanglin Bio-pharmacy Co., Ltd., Class A	33,875	162,556
*	Pangang Group Vanadium Titanium & Resources Co., Ltd., Class A	747,000	331,208
	People's Insurance Co. Group of China, Ltd. (The), Class H	6,783,000	2,104,961
	Perfect World Co., Ltd., Class A	175,785	434,737
#	PetroChina Co., Ltd., ADR	101,403	4,242,701
	PetroChina Co., Ltd., Class H	10,762,000	4,495,737
	PharmaBlock Sciences Nanjing, Inc., Class A	5,990	137,457
	PICC Property & Casualty Co., Ltd., Class H	10,123,198	8,177,678
*	Pinduoduo, Inc., ADR	109,292	10,012,240
	Ping An Bank Co., Ltd., Class A	570,500	1,564,146
# *	Ping An Healthcare and Technology Co., Ltd.	279,100	2,611,401
	Ping An Insurance Group Co. of China, Ltd., Class H	5,400,000	47,254,536
*	Poly Developments and Holdings Group Co., Ltd., Class A	448,683	696,721
	Postal Savings Bank of China Co., Ltd., Class H	6,120,000	3,953,118
	Power Construction Corp. of China, Ltd., Class A	939,511	709,763
	Proya Cosmetics Co., Ltd., Class A	19,800	495,117
	Qingdao Haier Biomedical Co., Ltd., Class A	3,428	55,456
	Qingdao Port International Co., Ltd., Class H	69,000	35,539
	Qingdao Rural Commercial Bank Corp., Class A	438,300	264,331
	Qingdao TGOOD Electric Co., Ltd., Class A	78,000	362,946
	Raytron Technology Co., Ltd., Class A	24,014	420,328
	Red Avenue New Materials Group Co., Ltd., Class A	13,800	160,936
*	Red Star Macalline Group Corp., Ltd., Class H	91,289	53,691
	RiseSun Real Estate Development Co., Ltd., Class A	412,534	291,076
	Rongsheng Petro Chemical Co., Ltd., Class A	485,494	1,403,490
	SAIC Motor Corp, Ltd., Class A	190,300	541,872
	Sailun Group Co., Ltd., Class A	406,500	576,547
	Sanan Optoelectronics Co., Ltd., Class A	86,000	568,763
	Sangfor Technologies, Inc., Class A	8,900	334,701
	Sany Heavy Industry Co., Ltd., Class A	579,334	2,235,739
	SDIC Power Holdings Co., Ltd., Class A	251,000	330,200
	Sealand Securities Co., Ltd., Class A	311,290	188,837

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Seazen Group, Ltd.	5,844,000	$4,350,128
	Seazen Holdings Co., Ltd. , Class A	219,900	1,080,821
	SF Holding Co., Ltd., Class A	197,461	1,812,809
	SG Micro Corp., Class A	6,300	364,574
	Shaanxi Coal Industry Co., Ltd., Class A	797,200	1,382,240
	Shandong Buchang Pharmaceuticals Co., Ltd., Class A	141,100	440,554
#	Shandong Gold Mining Co., Ltd., Class H	1,142,750	2,019,481
	Shandong Himile Mechanical Science & Technology Co., Ltd., Class A	102,300	435,879
	Shandong Hi-speed Co., Ltd., Class A	111,700	106,654
	Shandong Hualu Hengsheng Chemical Co., Ltd., Class A	209,950	1,009,175
	Shandong Linglong Tyre Co., Ltd., Class A	130,200	755,953
	Shandong Nanshan Aluminum Co., Ltd., Class A	910,010	722,948
	Shandong Sinocera Functional Material Co., Ltd., Class A	42,800	311,076
	Shandong Sun Paper Industry JSC, Ltd., Class A	326,350	586,250
	Shandong Weigao Group Medical Polymer Co., Ltd., Class H	5,260,000	9,437,594
	Shanghai Bailian Group Co., Ltd., Class A	93,300	220,486
	Shanghai Bairun Investment Holding Group Co., Ltd., Class A	39,340	424,451
	Shanghai Baosight Software Co., Ltd., Class A	81,393	843,020
	Shanghai Belling Co., Ltd., Class A	50,400	274,340
	Shanghai Construction Group Co., Ltd., Class A	467,776	193,479
	Shanghai Electric Group Co., Ltd., Class H	3,012,000	745,033
#	Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H	284,500	2,607,351
	Shanghai International Airport Co., Ltd., Class A	56,200	336,214
	Shanghai International Port Group Co., Ltd., Class A	334,000	255,333
	Shanghai Jahwa United Co., Ltd., Class A	53,100	400,224
	Shanghai Jinjiang International Hotels Co., Ltd., Class A	59,400	373,193
*	Shanghai Junshi Biosciences Co., Ltd., Class H	77,200	520,659
	Shanghai Lingang Holdings Corp., Ltd., Class A	146,400	342,111
	Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd., Class A	168,220	302,495
	Shanghai M&G Stationery, Inc., Class A	51,069	559,584
	Shanghai Pharmaceuticals Holding Co., Ltd., Class H	1,263,500	2,696,561
	Shanghai Pudong Development Bank Co., Ltd., Class A	867,371	1,214,635
	Shanghai Putailai New Energy Technology Co., Ltd., Class A	13,761	273,383
	Shanghai RAAS Blood Products Co., Ltd., Class A	380,800	433,523
	Shanghai Yuyuan Tourist Mart Group Co., Ltd., Class A	178,559	270,154
	Shanghai Zhangjiang High-Tech Park Development Co., Ltd., Class A	144,500	382,223
	Shanxi Coking Coal Energy Group Co., Ltd., Class A	558,030	766,653
	Shanxi Lu'an Environmental Energy Development Co., Ltd., Class A	313,130	608,039
*	Shanxi Meijin Energy Co., Ltd., Class A	523,517	705,072
	Shanxi Securities Co., Ltd., Class A	142,560	139,159
	Shanxi Taigang Stainless Steel Co., Ltd., Class A	538,600	852,528
	Shanxi Xinghuacun Fen Wine Factory Co., Ltd., Class A	63,207	2,810,384
	Shenergy Co., Ltd., Class A	43,000	38,204
	Shenghe Resources Holding Co., Ltd., Class A	145,600	558,050
	Shengyi Technology Co., Ltd., Class A	157,700	672,980
	Shennan Circuits Co., Ltd., Class A	25,382	478,856
	Shenwan Hongyuan Group Co., Ltd., Class H	1,613,600	407,321
	Shenzhen Capchem Technology Co., Ltd., Class A	14,900	263,844
*	Shenzhen Chengxin Lithium Group Co., Ltd., Class A	27,829	209,626
	Shenzhen Energy Group Co., Ltd., Class A	125,500	166,936
	Shenzhen Everwin Precision Technology Co., Ltd., Class A	53,300	146,952
	Shenzhen Gas Corp., Ltd., Class A	150,500	168,476
	Shenzhen Goodix Technology Co., Ltd., Class A	40,300	746,271
	Shenzhen Hepalink Pharmaceutical Group Co., Ltd., Class A	97,300	227,832
	Shenzhen Inovance Technology Co., Ltd., Class A	80,500	973,773
	Shenzhen Kaifa Technology Co., Ltd., Class A	157,000	449,299
	Shenzhen Kangtai Biological Products Co., Ltd., Class A	18,750	369,822
	Shenzhen Kedali Industry Co., Ltd., Class A	11,900	216,698
	Shenzhen Kinwong Electronic Co., Ltd., Class A	62,764	287,941

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	52,373	$3,177,448
*	Shenzhen MTC Co., Ltd., Class A	533,300	516,762
	Shenzhen Overseas Chinese Town Co., Ltd., Class A	768,580	768,630
*	Shenzhen Salubris Pharmaceuticals Co., Ltd., Class A	71,100	299,560
	Shenzhen SC New Energy Technology Corp., Class A	25,266	639,004
	Shenzhen Senior Technology Material Co., Ltd., Class A	25,400	167,617
	Shenzhen Sunlord Electronics Co., Ltd., Class A	80,400	504,862
	Shenzhen Sunway Communication Co., Ltd., Class A	134,500	540,294
	Shenzhen YUTO Packaging Technology Co., Ltd., Class A	106,771	446,850
	Shenzhou International Group Holdings, Ltd.	597,100	13,251,604
	Shijiazhuang Yiling Pharmaceutical Co., Ltd., Class A	162,563	473,936
	Shimao Group Holdings, Ltd.	3,062,871	6,045,782
	Sichuan Chuantou Energy Co., Ltd., Class A	149,500	253,587
	Sichuan Kelun Pharmaceutical Co., Ltd., Class A	129,301	367,853
	Sichuan Swellfun Co., Ltd., Class A	23,700	375,293
	Sichuan Teway Food Group Co., Ltd., Class A	30,000	115,390
	Sichuan Yahua Industrial Group Co., Ltd., Class A	73,800	374,643
	Sieyuan Electric Co., Ltd., Class A	58,600	259,405
	Sino Biopharmaceutical, Ltd.	17,847,500	15,161,387
	Sinocare, Inc., Class A	20	93
	Sinolink Securities Co., Ltd., Class A	232,100	386,006
	Sinoma Science & Technology Co., Ltd., Class A	243,094	966,607
	Sinopec Shanghai Petrochemical Co., Ltd., Class H	1,505,000	313,547
	Sinopharm Group Co., Ltd., Class H	2,426,400	6,362,541
	Sinotruk Hong Kong, Ltd.	1,510,500	2,589,348
	Skshu Paint Co., Ltd., Class A	15,148	359,506
	Songcheng Performance Development Co., Ltd., Class A	146,500	287,934
	SooChow Securities Co., Ltd., Class A	384,200	467,200
	Southwest Securities Co., Ltd., Class A	670,436	471,853
*	Spring Airlines Co., Ltd., Class A	48,500	356,658
*	Sunac China Holdings, Ltd.	5,903,000	15,316,820
*	Sunac Services Holdings, Ltd.	185,102	502,118
	Sungrow Power Supply Co., Ltd., Class A	53,300	1,391,564
*	Suning Universal Co., Ltd., Class A	349,700	313,092
*	Suning.com Co., Ltd., Class A	664,724	608,168
	Sunny Optical Technology Group Co., Ltd.	550,300	16,707,945
	Sunwoda Electronic Co., Ltd., Class A	154,000	807,957
	Suofeiya Home Collection Co., Ltd., Class A	51,100	151,230
	Suzhou Dongshan Precision Manufacturing Co., Ltd., Class A	226,300	741,869
	Suzhou Gold Mantis Construction Decoration Co., Ltd., Class A	326,600	346,123
	Suzhou Maxwell Technologies Co., Ltd., Class A	8,460	857,399
	Suzhou TA&A Ultra Clean Technology Co., Ltd., Class A	34,700	300,684
	Tangshan Sanyou Chemical Industries Co., Ltd., Class A	188,500	360,289
	TBEA Co., Ltd., Class A	276,500	649,864
	TCL Technology Group Corp., Class A	971,480	1,114,301
	Tencent Holdings, Ltd.	3,951,600	238,313,675
*	Tencent Music Entertainment Group, ADR	268,892	2,842,188
	Thunder Software Technology Co., Ltd., Class A	13,300	301,470
	Tianjin 712 Communication & Broadcasting Co., Ltd., Class A	56,900	355,595
	Tianjin Zhonghuan Semiconductor Co., Ltd., Class A	70,800	550,280
	Tianma Microelectronics Co., Ltd., Class A	161,455	350,748
	Tianshui Huatian Technology Co., Ltd., Class A	305,000	673,027
	Tingyi Cayman Islands Holding Corp.	5,156,000	9,295,849
	Toly Bread Co., Ltd., Class A	102,220	439,019
	TongFu Microelectronics Co., Ltd., Class A	138,900	501,613
	Tonghua Dongbao Pharmaceutical Co., Ltd., Class A	214,500	367,619
	Tongkun Group Co., Ltd., Class A	147,509	593,396
	Tongling Nonferrous Metals Group Co., Ltd., Class A	1,091,500	621,980
	Tongwei Co., Ltd., Class A	209,300	1,405,353

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Topchoice Medical Corp., Class A	13,300	$652,213
	Topsec Technologies Group, Inc., Class A	104,600	296,213
	Topsports International Holdings, Ltd.	136,000	189,794
	Transfar Zhilian Co., Ltd., Class A	287,626	316,502
	TravelSky Technology, Ltd., Class H	183,000	310,877
*	Trip.com Group, Ltd., ADR	442,202	11,466,298
	Tsingtao Brewery Co., Ltd., Class H	844,000	6,670,761
	Unigroup Guoxin Microelectronics Co., Ltd., Class A	32,400	960,700
	Unisplendour Corp., Ltd., Class A	128,060	523,560
	United Energy Group, Ltd.	208,000	28,359
	Universal Scientific Industrial Shanghai Co., Ltd., Class A	136,400	290,445
*	Vipshop Holdings, Ltd., ADR	640,602	10,653,211
	Walvax Biotechnology Co., Ltd., Class A	55,500	740,606
*	Wanda Film Holding Co., Ltd., Class A	109,300	219,489
	Wangfujing Group Co., Ltd., Class A	72,700	291,126
	Wanhua Chemical Group Co., Ltd., Class A	203,200	3,593,681
	Want Want China Holdings, Ltd.	12,049,000	8,133,151
# *	Weibo Corp., Sponsored ADR	113,478	6,400,159
	Weichai Power Co., Ltd., Class H	3,618,800	7,931,624
	Weifu High-Technology Group Co., Ltd., Class A	75,738	237,361
	Weihai Guangwei Composites Co., Ltd., Class A	31,129	329,815
	Wens Foodstuffs Group Co., Ltd., Class A	467,180	911,205
	Western Securities Co., Ltd., Class A	216,300	246,944
	Western Superconducting Technologies Co., Ltd., Class A	20,048	240,881
	Wharf Holdings, Ltd. (The)	251,000	851,681
	Will Semiconductor Co., Ltd., Class A	40,312	1,893,261
	Wingtech Technology Co., Ltd., Class A	30,100	511,043
	Winning Health Technology Group Co., Ltd., Class A	183,700	410,354
	Wuchan Zhongda Group Co., Ltd., Class A	615,250	559,033
	Wuhan Guide Infrared Co., Ltd., Class A	107,744	458,161
	Wuhan Raycus Fiber Laser Technologies Co., Ltd., Class A	16,100	264,265
	Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd., Class A	258,804	777,530
	Wuhu Token Science Co., Ltd., Class A	295,000	410,596
	Wuliangye Yibin Co., Ltd., Class A	206,506	7,086,581
	WUS Printed Circuit Kunshan Co., Ltd., Class A	287,430	589,523
	WuXi AppTec Co., Ltd., Class H	139,960	3,102,254
*	Wuxi Biologics Cayman, Inc.	938,000	14,327,246
	Wuxi Lead Intelligent Equipment Co., Ltd., Class A	17,680	208,764
	XCMG Construction Machinery Co., Ltd., Class A	363,803	328,646
	Xiamen C & D, Inc., Class A	99,400	108,925
	Xiamen Faratronic Co., Ltd., Class A	21,400	594,566
	Xiamen Intretech, Inc., Class A	74,460	440,489
	Xiamen Kingdomway Group Co., Class A	76,838	409,438
	Xiamen Tungsten Co., Ltd., Class A	178,680	830,796
	Xianhe Co., Ltd., Class A	31,900	196,297
	Xinfengming Group Co., Ltd., Class A	126,443	376,477
	Xinjiang Goldwind Science & Technology Co., Ltd., Class H	780,759	1,467,078
	Xinjiang Zhongtai Chemical Co., Ltd., Class A	186,700	333,060
	Xinyi Solar Holdings, Ltd.	5,095,103	10,262,914
	Yango Group Co., Ltd., Class A	144,029	97,583
	Yangzhou Yangjie Electronic Technology Co., Ltd., Class A	34,900	316,052
	Yantai Changyu Pioneer Wine Co., Ltd., Class A	28,400	136,173
	Yantai Eddie Precision Machinery Co., Ltd., Class A	63,261	352,490
	Yantai Jereh Oilfield Services Group Co., Ltd., Class A	67,383	395,179
	Yanzhou Coal Mining Co., Ltd., Class H	4,920,000	7,314,137
	Yealink Network Technology Corp., Ltd., Class A	41,840	598,750
	Yifan Pharmaceutical Co., Ltd., Class A	39,500	83,534
	Yifeng Pharmacy Chain Co., Ltd., Class A	54,734	414,177

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
#	Yihai International Holding, Ltd.	729,000	$4,397,402
	Yintai Gold Co., Ltd., Class A	343,617	486,331
	Yixintang Pharmaceutical Group Co., Ltd., Class A	43,700	197,376
	Yonghui Superstores Co., Ltd., Class A	464,800	290,987
	Yonyou Network Technology Co., Ltd., Class A	83,500	464,224
	Youngor Group Co., Ltd., Class A	434,304	428,625
	YTO Express Group Co., Ltd., Class A	224,200	313,827
	Yum China Holdings, Inc.	543,135	33,777,566
	Yunda Holding Co., Ltd., Class A	306,390	620,070
*	Yunnan Aluminium Co., Ltd., Class A	411,100	909,506
	Yunnan Baiyao Group Co., Ltd., Class A	25,800	396,329
	Yunnan Copper Co., Ltd., Class A	223,400	471,049
	Yunnan Energy New Material Co., Ltd., Class A	23,485	906,246
*	Yunnan Tin Co., Ltd., Class A	179,800	489,174
	Yutong Bus Co., Ltd., Class A	219,309	386,244
*	Zai Lab, Ltd.	6,600	926,679
	Zhangzhou Pientzehuang Pharmaceutical Co., Ltd., Class A	25,050	1,425,153
	Zhefu Holding Group Co., Ltd., Class A	587,623	511,130
*	Zhejiang Century Huatong Group Co., Ltd., Class A	458,400	396,929
	Zhejiang China Commodities City Group Co., Ltd., Class A	553,679	378,716
	Zhejiang Chint Electrics Co., Ltd., Class A	203,784	1,338,206
	Zhejiang Dahua Technology Co., Ltd., Class A	297,413	976,035
	Zhejiang Dingli Machinery Co., Ltd., Class A	52,170	454,484
	Zhejiang Hailiang Co., Ltd., Class A	14,200	25,035
	Zhejiang HangKe Technology, Inc. Co., Class A	17,887	341,698
	Zhejiang Huahai Pharmaceutical Co., Ltd., Class A	172,140	520,602
	Zhejiang Huayou Cobalt Co., Ltd., Class A	22,786	464,695
	Zhejiang Jingsheng Mechanical & Electrical Co., Ltd., Class A	73,200	725,058
	Zhejiang Juhua Co., Ltd., Class A	252,100	461,111
	Zhejiang Longsheng Group Co., Ltd., Class A	316,700	602,596
	Zhejiang NHU Co., Ltd., Class A	305,040	1,225,835
	Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	212,990	707,308
	Zhejiang Satellite Petrochemical Co., Ltd., Class A	155,120	876,135
	Zhejiang Semir Garment Co., Ltd., Class A	205,582	310,176
	Zhejiang Supor Co., Ltd., Class A	47,103	378,203
	Zhejiang Weiming Environment Protection Co., Ltd., Class A	153,893	662,947
	Zhejiang Weixing New Building Materials Co., Ltd., Class A	231,434	685,036
	Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd., Class A	35,300	328,630
*	Zheshang Securities Co., Ltd., Class A	270,063	464,944
# *	ZhongAn Online P&C Insurance Co., Ltd., Class H	442,100	2,400,378
	Zhongji Innolight Co., Ltd., Class A	55,527	367,603
	Zhongjin Gold Corp., Ltd., Class A	370,400	471,392
	Zhongsheng Group Holdings, Ltd.	1,153,000	10,626,322
*	Zhongtian Financial Group Co., Ltd., Class A	728,200	245,267
	Zhuzhou Hongda Electronics Corp., Ltd., Class A	33,500	398,878
	Zhuzhou Kibing Group Co., Ltd., Class A	352,001	1,136,478
	Zibo Qixiang Tengda Chemical Co., Ltd., Class A	133,700	247,387
	Zijin Mining Group Co., Ltd., Class H	7,293,000	10,342,872
	Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	2,303,000	1,983,495
	ZTE Corp., Class H	1,033,085	3,690,984
	ZTO Express Cayman, Inc., ADR	493,191	13,345,748
TOTAL CHINA			1,958,884,952
COLOMBIA — (0.2%)
	Banco de Bogota SA	48,359	851,582
	Bancolombia SA, Sponsored ADR	58,709	1,670,271
	Bancolombia SA	119,772	836,983
*	Corp. Financiera Colombiana SA	2,492	18,815
	Ecopetrol SA, Sponsored ADR	3,573	48,271

The Emerging Markets Series
CONTINUED
		Shares	Value»
COLOMBIA — (Continued)
	Ecopetrol SA	2,348,250	$1,594,364
	Grupo Argos SA	383,393	997,534
	Grupo Aval Acciones y Valores SA, ADR	42,012	219,303
	Grupo de Inversiones Suramericana SA	276,061	1,231,525
	Grupo Energia Bogota SA ESP	561,229	366,000
	Grupo Nutresa SA	173,509	926,157
	Interconexion Electrica SA ESP	304,471	1,713,140
TOTAL COLOMBIA			10,473,945
CZECH REPUBLIC — (0.1%)
	CEZ A.S.	157,726	4,375,349
*	Komercni banka A.S.	47,553	1,765,201
*	Moneta Money Bank A.S.	125,426	509,403
	O2 Czech Republic A.S.	68,074	830,990
TOTAL CZECH REPUBLIC			7,480,943
EGYPT — (0.1%)
*	Commercial International Bank Egypt S.A.E., GDR	1,043,040	3,789,707
*	Commercial International Bank Egypt S.A.E., GDR	770	2,795
TOTAL EGYPT			3,792,502
GREECE — (0.2%)
*	Alpha Services and Holdings SA	1,006,149	1,299,307
*	Eurobank Ergasias Services and Holdings SA, Class A	1,750,117	1,649,525
*	FF Group	12,618	13,471
*	GEK Terna Holding Real Estate Construction SA	2,884	32,563
	Hellenic Petroleum SA	33,695	230,565
	Hellenic Telecommunications Organization SA	192,492	3,512,654
	JUMBO SA	55,660	884,267
*	LAMDA Development SA	7,667	76,627
*	Motor Oil Hellas Corinth Refineries SA	50,235	807,366
	Mytilineos SA	69,520	1,289,503
*	National Bank of Greece SA	392,915	1,112,590
	OPAP SA	267,694	3,866,791
*	Public Power Corp. SA	4,505	48,361
	Terna Energy SA	49,394	663,787
TOTAL GREECE			15,487,377
HUNGARY — (0.3%)
*	MOL Hungarian Oil & Gas P.L.C.	1,087,055	8,660,368
*	OTP Bank Nyrt	191,909	10,348,864
	Richter Gedeon Nyrt	77,095	2,115,154
TOTAL HUNGARY			21,124,386
INDIA — (11.8%)
*	3M India, Ltd.	660	218,337
	Aarti Industries, Ltd.	103,047	1,301,362
	ABB India, Ltd.	13,696	312,268
	ABB Power Products & System India, Ltd.	8,507	221,479
	ACC, Ltd.	91,975	2,965,536
	Adani Enterprises, Ltd.	188,431	3,614,062
*	Adani Green Energy, Ltd.	235,259	2,770,102
	Adani Ports & Special Economic Zone, Ltd.	899,022	8,175,450
*	Adani Power, Ltd.	1,288,677	1,664,810
	Adani Total Gas, Ltd.	63,181	769,791
*	Adani Transmission, Ltd.	344,261	4,113,559

The Emerging Markets Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Aditya Birla Capital, Ltd.	391,081	$611,008
	Alkem Laboratories, Ltd.	9,837	458,006
	Ambuja Cements, Ltd.	746,781	4,142,815
	Apollo Hospitals Enterprise, Ltd.	102,603	5,565,704
*	Ashok Leyland, Ltd.	1,507,335	2,691,539
	Asian Paints, Ltd.	247,184	9,826,564
	Astral, Ltd.	24,630	687,030
	Atul, Ltd.	307	37,264
*	AU Small Finance Bank, Ltd.	71,979	1,174,479
	Aurobindo Pharma, Ltd.	674,208	8,328,508
*	Avenue Supermarts, Ltd.	44,230	2,083,187
*	Axis Bank, Ltd.	980,033	9,364,606
	Bajaj Auto, Ltd.	59,958	3,100,998
	Bajaj Finance, Ltd.	126,843	10,655,339
	Bajaj Finserv, Ltd.	22,909	4,397,242
	Bajaj Holdings & Investment, Ltd.	61,208	3,306,848
	Balkrishna Industries, Ltd.	140,951	4,517,754
*	Bank of Baroda	1,032,703	1,118,768
*	Bank of India	62,779	63,383
	Berger Paints India, Ltd.	230,056	2,614,730
	Bharat Electronics, Ltd.	1,642,154	4,076,404
	Bharat Forge, Ltd.	69,706	726,018
	Bharat Petroleum Corp., Ltd.	443,021	2,659,570
	Bharti Airtel, Ltd.	1,298,564	9,876,806
*	Biocon, Ltd.	359,735	1,871,082
	Bosch, Ltd.	4,182	840,911
	Britannia Industries, Ltd.	48,194	2,221,689
	Cadila Healthcare, Ltd.	307,147	2,423,546
	Cholamandalam Investment and Finance Co., Ltd.	687,891	4,398,317
*	Cipla, Ltd.	491,113	6,080,618
	Coal India, Ltd.	765,174	1,483,236
	Coforge, Ltd.	2,072	141,763
	Colgate-Palmolive India, Ltd.	109,696	2,512,704
	Container Corp. Of India, Ltd.	179,866	1,560,307
	Crompton Greaves Consumer Electricals, Ltd.	40,067	261,204
	Dabur India, Ltd.	350,280	2,835,374
*	Dalmia Bharat, Ltd.	15,615	449,806
*	Divi's Laboratories, Ltd.	61,792	4,066,061
	DLF, Ltd.	488,233	2,219,619
	Dr Reddy's Laboratories, Ltd., ADR	93,324	5,837,416
	Edelweiss Financial Services, Ltd.	37,563	46,483
*	Eicher Motors, Ltd.	171,177	5,832,820
	GAIL India, Ltd.	1,409,041	2,653,792
	GAIL India, Ltd., GDR	102,369	1,147,025
*	General Insurance Corp. of India	93,758	227,747
	Gillette India, Ltd.	622	50,145
	GlaxoSmithKline Pharmaceuticals, Ltd.	32,553	705,037
*	Godrej Consumer Products, Ltd.	373,519	4,984,449
*	Godrej Properties, Ltd.	54,428	1,178,670
	Grasim Industries, Ltd.	307,627	6,446,840
	Gujarat Gas, Ltd.	123,537	1,193,754
	Havells India, Ltd.	282,245	4,454,549
	HCL Technologies, Ltd.	993,527	13,664,620
	HDFC Asset Management Co., Ltd.	33,830	1,300,513
	HDFC Bank, Ltd.	2,163,503	41,592,527
	HDFC Life Insurance Co., Ltd.	162,456	1,452,565
*	Hemisphere Properties India, Ltd.	109,030	209,292
	Hero MotoCorp, Ltd.	131,435	4,901,944
	Hindalco Industries, Ltd.	2,042,830	12,321,880

The Emerging Markets Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Hindustan Aeronautics, Ltd.	37,951	$569,869
	Hindustan Petroleum Corp., Ltd.	689,862	2,427,696
	Hindustan Unilever, Ltd.	531,688	16,748,753
	Honeywell Automation India, Ltd.	1,196	686,971
	Housing Development Finance Corp., Ltd.	698,168	22,996,607
	ICICI Bank, Ltd., Sponsored ADR	509,342	9,468,659
	ICICI Bank, Ltd.	1,350,422	12,417,136
	ICICI Lombard General Insurance Co., Ltd.	97,101	1,929,689
	ICICI Prudential Life Insurance Co., Ltd.	209,896	1,784,461
*	IDFC First Bank, Ltd.	2,392,328	1,674,303
	IIFL Securities, Ltd.	120,008	181,832
	IIFL Wealth Management, Ltd.	12,330	230,076
	Indian Oil Corp., Ltd.	1,007,045	1,400,440
*	Indian Overseas Bank	1,194,939	395,300
	Indian Railway Catering & Tourism Corp., Ltd.	76,290	2,397,697
	Indraprastha Gas, Ltd.	285,841	2,152,654
	Indus Towers, Ltd.	781,444	2,346,284
*	IndusInd Bank, Ltd.	173,449	2,295,240
	Info Edge India, Ltd.	30,100	2,109,221
	Infosys, Ltd., Sponsored ADR	859,642	19,015,281
	Infosys, Ltd.	1,828,393	39,878,736
*	InterGlobe Aviation, Ltd.	20,423	452,895
	Ipca Laboratories, Ltd.	1,993	55,938
	ITC, Ltd.	2,222,643	6,131,448
	JSW Energy, Ltd.	138,349	470,785
	JSW Steel, Ltd.	1,561,049	15,496,997
*	Jubilant Foodworks, Ltd.	119,239	6,060,382
	Kansai Nerolac Paints, Ltd.	142,647	1,203,250
*	Kotak Mahindra Bank, Ltd.	429,286	9,581,949
	L&T Technology Services, Ltd.	15,322	767,162
	Larsen & Toubro Infotech, Ltd.	53,758	3,398,631
	Larsen & Toubro, Ltd.	397,697	8,584,283
	Laurus Labs, Ltd.	47,815	416,474
	Lupin, Ltd.	303,782	4,537,136
	Mahindra & Mahindra Financial Services, Ltd.	824,075	1,678,490
	Mahindra & Mahindra, Ltd.	796,820	7,993,676
	Marico, Ltd.	599,333	4,411,741
	Maruti Suzuki India, Ltd.	41,576	3,915,473
*	Max Financial Services, Ltd.	81,343	1,226,435
*	Max Healthcare Institute, Ltd.	38,474	154,594
	Mindtree, Ltd.	14,939	575,040
*	Motherson Sumi Systems, Ltd.	1,362,007	4,299,004
	Mphasis, Ltd.	146,876	5,157,284
	MRF, Ltd.	2,282	2,460,166
	Muthoot Finance, Ltd.	250,082	5,229,918
	Nestle India, Ltd.	20,232	4,826,544
	NMDC, Ltd.	766,642	1,872,882
	NTPC, Ltd.	1,326,136	2,123,384
	Oil & Natural Gas Corp., Ltd.	877,425	1,365,023
	Oracle Financial Services Software, Ltd.	30,804	1,786,808
	Page Industries, Ltd.	7,882	3,338,114
	Petronet LNG, Ltd.	1,656,399	4,887,987
	PI Industries, Ltd.	35,797	1,422,670
	Pidilite Industries, Ltd.	97,732	3,005,424
	Piramal Enterprises, Ltd.	110,791	3,466,807
	Power Finance Corp., Ltd.	1,776,112	3,107,674
	Power Grid Corp. of India, Ltd.	1,217,059	2,801,900
	Power Grid Corporation of India, Ltd.	405,686	932,236
	Procter & Gamble Hygiene & Health Care, Ltd.	11,092	1,892,761

The Emerging Markets Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Punjab National Bank	1,870,219	$991,279
	Rajesh Exports, Ltd.	5,006	41,719
	REC, Ltd.	1,204,721	2,470,421
*	Relaxo Footwears, Ltd.	6,542	101,017
	Reliance Industries, Ltd.	1,582,634	43,419,511
	SBI Life Insurance Co., Ltd.	170,483	2,550,938
	Shree Cement, Ltd.	10,117	3,848,299
	Shriram Transport Finance Co., Ltd.	237,351	4,474,139
	Siemens, Ltd.	32,174	844,169
	SRF, Ltd.	27,117	3,160,296
	State Bank of India	805,561	4,687,567
	State Bank of India, GDR	3,115	180,982
	Steel Authority of India, Ltd.	1,398,626	2,675,708
	Sun Pharmaceutical Industries, Ltd.	692,233	7,204,127
	Sundaram Finance Holdings, Ltd.	40,687	44,084
	Sundaram Finance, Ltd.	3,609	125,497
	Supreme Industries, Ltd.	8,148	230,067
	Tata Communications, Ltd.	81,426	1,583,741
	Tata Consultancy Services, Ltd.	744,744	31,753,675
	Tata Consumer Products, Ltd.	521,576	5,297,536
*	Tata Motors, Ltd.	2,234,196	8,861,296
	Tata Power Co., Ltd. (The)	1,032,165	1,739,780
	Tata Steel, Ltd.	591,226	11,426,073
	Tech Mahindra, Ltd.	686,552	11,159,520
	Titan Co., Ltd.	230,712	5,345,342
	Torrent Pharmaceuticals, Ltd.	86,130	3,562,016
	Trent, Ltd.	23,678	295,524
	TVS Motor Co., Ltd.	90,415	708,212
	UltraTech Cement, Ltd.	60,127	6,173,796
	United Breweries, Ltd.	38,842	745,684
*	United Spirits, Ltd.	243,121	2,101,593
	UPL, Ltd.	1,301,255	14,114,341
	Varun Beverages, Ltd.	66,564	678,295
	Vedanta, Ltd.	98,613	400,671
	Voltas, Ltd.	102,827	1,467,051
	Whirlpool of India, Ltd.	27,842	822,710
	Wipro, Ltd.	1,745,940	13,774,593
TOTAL INDIA			735,037,170
INDONESIA — (1.4%)
	Ace Hardware Indonesia Tbk PT	3,968,900	362,557
	Adaro Energy Tbk PT	20,136,900	1,859,718
	Aneka Tambang Tbk	12,848,600	2,239,023
	Astra International Tbk PT	12,440,210	4,061,895
	Bank Central Asia Tbk PT	5,656,500	11,677,035
	Bank Danamon Indonesia Tbk PT	2,577,379	384,888
*	Bank Ina Perdana PT	161,200	58,049
*	Bank Jago Tbk PT	1,353,400	1,679,590
	Bank Mandiri Persero Tbk PT	7,253,734	2,858,161
	Bank Negara Indonesia Persero Tbk PT	7,451,622	2,460,973
*	Bank Rakyat Indonesia Agroniaga Tbk PT	1,161,800	200,808
	Bank Rakyat Indonesia Persero Tbk PT	33,990,900	8,720,239
*	Bank Syariah Indonesia Tbk PT	576,100	104,824
	Barito Pacific Tbk PT	27,289,100	1,831,087
	Charoen Pokphand Indonesia Tbk PT	6,253,300	2,649,561
*	Elang Mahkota Teknologi Tbk PT	5,055,800	961,187
	Gudang Garam Tbk PT	1,058,400	2,402,950
	Indah Kiat Pulp & Paper Corp. Tbk PT	5,160,600	2,425,730
	Indocement Tunggal Prakarsa Tbk PT	1,528,000	930,352

The Emerging Markets Series
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Indofood CBP Sukses Makmur Tbk PT	2,659,100	$1,493,001
	Indofood Sukses Makmur Tbk PT	9,450,900	3,972,655
*	Indosat Tbk PT	295,800	120,724
	Jasa Marga Persero Tbk PT	653,413	178,100
	Kalbe Farma Tbk PT	27,329,200	2,381,869
	Mayora Indah Tbk PT	8,480,625	1,289,182
*	Merdeka Copper Gold Tbk PT	6,349,000	1,299,193
	Mitra Keluarga Karyasehat Tbk PT	4,366,400	782,174
*	Perusahaan Gas Negara Tbk PT	9,214,200	621,496
	Sarana Menara Nusantara Tbk PT	38,313,400	3,881,062
	Semen Indonesia Persero Tbk PT	3,792,200	2,020,882
	Sinar Mas Agro Resources & Technology Tbk PT	1,035,700	286,850
*	Smartfren Telecom Tbk PT	99,673,700	1,033,218
	Sumber Alfaria Trijaya Tbk PT	5,502,200	513,430
*	Surya Citra Media Tbk PT	1,434,200	228,160
	Telkom Indonesia Persero Tbk PT	30,404,600	6,815,463
	Telkom Indonesia Persero Tbk PT, Sponsored ADR	5,768	128,915
	Tower Bersama Infrastructure Tbk PT	7,228,700	1,605,596
	Transcoal Pacific Tbk PT	477,300	299,522
	Unilever Indonesia Tbk PT	6,371,200	1,860,936
	United Tractors Tbk PT	4,243,896	5,742,080
	Vale Indonesia Tbk PT	3,777,300	1,436,715
	XL Axiata Tbk PT	490,400	91,293
TOTAL INDONESIA			85,951,143
MALAYSIA — (1.4%)
	AMMB Holdings Bhd	1,936,759	1,307,915
	Astro Malaysia Holdings Bhd	334,000	83,099
	Axiata Group Bhd	2,553,932	2,258,087
	Batu Kawan Bhd	105,400	487,030
	BIMB Holdings Bhd	1,229,655	1,092,009
	Bursa Malaysia Bhd	46,400	83,620
	Carlsberg Brewery Malaysia Bhd, Class B	122,900	617,846
#	CIMB Group Holdings Bhd	2,555,908	2,693,427
#	D&O Green Technologies Bhd	106,600	133,966
#	Dialog Group Bhd	2,614,118	1,703,356
#	DiGi.Com Bhd	2,462,220	2,422,825
#	Fraser & Neave Holdings Bhd	226,900	1,334,062
*	Gamuda Bhd	1,846,546	1,225,388
#	Genting Bhd	1,577,000	1,759,502
	Genting Malaysia Bhd	1,884,500	1,231,466
	Genting Plantations Bhd	266,300	416,416
*	Greatech Technology Bhd	29,700	45,185
#	HAP Seng Consolidated Bhd	880,200	1,606,457
#	Hartalega Holdings Bhd	1,326,500	2,213,356
#	Heineken Malaysia Bhd	123,100	654,125
#	Hong Leong Bank Bhd	259,166	1,105,686
#	Hong Leong Financial Group Bhd	485,283	1,980,980
	IHH Healthcare Bhd	491,400	656,899
	IJM Corp. Bhd	169,500	74,327
	Inari Amertron Bhd	1,981,700	1,565,022
	IOI Corp. Bhd	1,510,105	1,306,030
#	IOI Properties Group Bhd	1,414,929	379,205
#	Kossan Rubber Industries	1,322,300	1,084,251
#	Kuala Lumpur Kepong Bhd	283,546	1,244,402
	Lotte Chemical Titan Holding Bhd	37,100	23,033
	Malayan Banking Bhd	2,636,780	5,006,390
# *	Malaysia Airports Holdings Bhd	1,131,541	1,550,409
	Malaysian Pacific Industries Bhd	9,700	102,295

The Emerging Markets Series
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
#	Maxis Bhd	1,980,300	$1,999,652
	MISC Bhd	629,598	999,771
	My EG Services Bhd	271,700	106,908
	Nestle Malaysia Bhd	45,500	1,433,683
#	Petronas Chemicals Group Bhd	1,169,500	2,228,249
#	Petronas Dagangan Bhd	284,600	1,240,745
#	Petronas Gas Bhd	494,400	1,786,145
#	PPB Group Bhd	668,280	2,865,184
	Press Metal Aluminium Holdings Bhd	2,056,400	2,349,033
#	Public Bank Bhd	13,515,470	12,750,475
	QL Resources Bhd	1,469,385	1,967,757
	RHB Bank Bhd	2,185,355	2,647,142
	Scientex Bhd	19,200	19,026
	Sime Darby Bhd	6,056,261	3,085,625
#	Sime Darby Plantation Bhd	1,173,621	945,339
#	Sunway Bhd	1,939,582	782,143
#	Supermax Corp. Bhd	1,571,900	1,218,169
	Telekom Malaysia Bhd	713,264	1,004,011
	Tenaga Nasional Bhd	1,393,250	3,182,758
	TIME dotCom Bhd	127,100	433,675
#	Top Glove Corp. Bhd	3,681,900	3,467,791
	Unisem M Bhd	15,600	30,869
	United Plantations Bhd	52,700	169,684
#	UWC BHD	74,900	102,014
	Westports Holdings Bhd	1,190,000	1,145,086
	Yinson Holdings Bhd	207,900	235,564
*	YTL Corp. Bhd	9,035,212	1,338,669
TOTAL MALAYSIA			88,983,233
MEXICO — (2.1%)
#	Alfa S.A.B. de C.V., Class A	8,597,258	6,504,224
#	America Movil S.A.B. de C.V.	23,862,904	19,959,427
	America Movil S.A.B. de C.V., Sponsored ADR, Class L	109,448	1,822,309
	Arca Continental S.A.B. de C.V.	368,914	2,251,522
	Becle S.A.B. de C.V.	199,974	498,070
*	Cemex S.A.B. de C.V.	11,583,198	9,426,578
	Coca-Cola Femsa S.A.B. de C.V., Sponsored ADR	12,435	703,448
#	Coca-Cola Femsa S.A.B. de C.V.	415,925	2,350,597
*	Controladora Nemak SAB de C.V.	3,805,410	611,733
#	El Puerto de Liverpool S.A.B. de C.V., Class C1	89,602	424,463
#	Fomento Economico Mexicano S.A.B. de C.V.	626,408	5,459,996
#	Gruma S.A.B. de C.V., Class B	343,018	3,698,262
	Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	157,571	1,802,474
*	Grupo Aeroportuario del Sureste S.A.B. de C.V., ADR	8,201	1,486,185
#	Grupo Bimbo S.A.B. de C.V., Class A	2,319,866	5,328,190
	Grupo Carso S.A.B. de C.V.	684,454	2,219,135
#	Grupo Elektra S.A.B. de C.V.	72,272	5,862,795
	Grupo Financiero Banorte S.A.B. de C.V., Class O	1,743,259	11,277,709
*	Grupo Financiero Inbursa S.A.B. de C.V., Class O	2,288,840	2,204,185
#	Grupo Mexico S.A.B. de C.V., Class B	2,734,986	12,527,524
*	Grupo Qumma S.A. de C.V., Class B	1,591	0
	Grupo Televisa S.A.B., Sponsored ADR	158,178	2,143,312
#	Grupo Televisa S.A.B.	3,517,671	9,530,072
*	Industrias Penoles S.A.B. de C.V.	216,120	3,029,724
#	Kimberly-Clark de Mexico S.A.B. de C.V., Class A	2,094,592	3,396,593
	Orbia Advance Corp. S.A.B. de C.V.	2,642,685	7,202,043
*	Organizacion Soriana S.A.B. de C.V., Class B	685,244	654,392

The Emerging Markets Series
CONTINUED
		Shares	Value»
MEXICO — (Continued)
#	Wal-Mart de Mexico S.A.B. de C.V.	3,301,153	$10,875,459
TOTAL MEXICO			133,250,421
PERU — (0.1%)
*	Aenza SAA, Sponsored ADR	51,490	89,592
	Cementos Pacasmayo SAA, ADR	16,821	103,956
*	Cia de Minas Buenaventura SAA, ADR	97,880	808,489
*	Credicorp, Ltd.	42,684	4,309,377
TOTAL PERU			5,311,414
PHILIPPINES — (0.7%)
	Aboitiz Equity Ventures, Inc.	1,202,270	904,264
	Aboitiz Power Corp.	1,440,600	669,013
	AC Energy Corp.	2,331,900	374,517
	Alliance Global Group, Inc.	401,700	81,707
	Ayala Corp.	114,302	1,669,727
	Ayala Land, Inc.	4,035,318	2,643,583
	Bank of the Philippine Islands	1,398,632	2,255,424
	BDO Unibank, Inc.	1,553,962	3,172,889
	Emperador, Inc.	2,224,300	621,884
*	Fwbc Holdings, Inc.	2,006,957	0
	Globe Telecom, Inc.	34,945	1,301,013
	GT Capital Holdings, Inc.	30,716	334,159
	International Container Terminal Services, Inc.	866,470	2,695,371
	JG Summit Holdings, Inc.	3,076,929	3,448,029
	Jollibee Foods Corp.	332,420	1,263,483
	LT Group, Inc.	2,961,100	579,283
	Manila Electric Co.	142,650	757,247
	Megaworld Corp.	1,375,000	76,368
	Metro Pacific Investments Corp.	5,221,700	365,612
	Metropolitan Bank & Trust Co.	2,206,018	1,897,629
#	PLDT, Inc., Sponsored ADR	66,259	1,622,020
	PLDT, Inc.	110,225	2,704,343
	Puregold Price Club, Inc.	416,100	335,770
	Robinsons Land Corp.	1,501,982	484,057
	San Miguel Corp.	1,376,670	2,864,874
	San Miguel Food and Beverage, Inc.	48,780	81,461
	SM Investments Corp.	112,003	2,042,005
	SM Prime Holdings, Inc.	6,805,310	4,286,008
	Universal Robina Corp.	719,440	1,824,423
TOTAL PHILIPPINES			41,356,163
POLAND — (0.8%)
*	AmRest Holdings SE	27,910	190,008
	Asseco Poland SA	13,849	288,241
*	Bank Handlowy w Warszawie SA	9,313	109,386
*	Bank Polska Kasa Opieki SA	157,544	3,847,754
	Budimex SA	1,611	122,115
*	CCC SA	1,733	54,697
#	CD Projekt SA	46,198	2,224,650
	Cyfrowy Polsat SA	272,683	2,418,858
*	Dino Polska SA	42,342	3,389,821
	Grupa Kety SA	673	121,335
	Grupa Lotos SA	98,791	1,361,494
*	ING Bank Slaski SA	26,515	1,313,980
	KGHM Polska Miedz SA	115,577	5,835,585
	LPP SA	1,488	5,352,147
*	mBank SA	19,949	1,660,228

The Emerging Markets Series
CONTINUED
		Shares	Value»
POLAND — (Continued)
*	Orange Polska SA	883,632	$1,755,189
*	PGE Polska Grupa Energetyczna SA	1,218,669	2,741,805
	Polski Koncern Naftowy Orlen SA	336,247	6,370,038
	Polskie Gornictwo Naftowe i Gazownictwo SA	1,110,257	1,811,469
*	Powszechna Kasa Oszczednosci Bank Polski SA	363,814	3,573,573
*	Powszechny Zaklad Ubezpieczen SA	282,261	2,752,576
*	Santander Bank Polska SA	18,263	1,215,653
TOTAL POLAND			48,510,602
QATAR — (0.5%)
	Commercial Bank PSQC (The)	585,234	885,284
	Industries Qatar QSC	464,511	1,704,471
	Masraf Al Rayan QSC	1,681,242	1,997,022
	Mesaieed Petrochemical Holding Co.	2,674,998	1,405,776
	Ooredoo QPSC	1,133,882	2,204,803
	Qatar Electricity & Water Co. QSC	348,565	1,583,159
	Qatar Fuel QSC	261,659	1,289,596
	Qatar Gas Transport Co., Ltd.	2,993,521	2,492,038
	Qatar International Islamic Bank QSC	87,883	222,284
	Qatar Islamic Bank SAQ	1,006,602	4,757,480
	Qatar National Bank QPSC	2,466,222	12,308,159
TOTAL QATAR			30,850,072
RUSSIA — (1.2%)
	Gazprom PJSC, Sponsored ADR	982,159	7,643,650
	Gazprom PJSC, Sponsored ADR	87,087	679,279
	Lukoil PJSC, Sponsored ADR	128,002	10,967,950
	Magnitogorsk Iron & Steel Works PJSC, GDR	177,006	2,177,354
*	Mail.Ru Group, Ltd., GDR	26,729	554,360
	MMC Norilsk Nickel PJSC, ADR	1,184	40,848
	MMC Norilsk Nickel PJSC, ADR	254,260	8,795,837
	Mobile TeleSystems PJSC, Sponsored ADR	364,233	3,128,762
	Novatek PJSC, GDR	7,446	1,656,936
	Novolipetsk Steel PJSC, GDR	44,257	1,552,700
	Novolipetsk Steel PJSC, GDR	113	3,964
	PhosAgro PJSC, GDR	83,207	1,583,291
	PhosAgro PJSC, GDR	2,148	40,876
	Polyus PJSC, GDR	18,709	1,801,677
	Polyus PJSC, GDR	1,468	141,510
	Rosneft Oil Co. PJSC, GDR	1,571	11,559
	Rosneft Oil Co. PJSC, GDR	295,226	2,172,106
	Rostelecom PJSC, Sponsored ADR	9,232	72,240
	Rostelecom PJSC, Sponsored ADR	78,867	618,620
	RusHydro PJSC, ADR	6,421	6,935
	RusHydro PJSC, ADR	843,247	903,903
	Sberbank of Russia PJSC, Sponsored ADR	998,144	16,610,604
	Severstal PAO, GDR	67,765	1,667,706
	Severstal PAO, GDR	110	2,706
	Tatneft PJSC, Sponsored ADR	88,661	3,534,278
	Tatneft PJSC, Sponsored ADR	2,591	103,394
	VTB Bank PJSC, GDR	1,358,280	1,771,004
	VTB Bank PJSC, GDR	556,049	726,200
	X5 Retail Group NV, GDR	81,764	2,647,518
TOTAL RUSSIA			71,617,767
SAUDI ARABIA — (3.1%)
	Abdullah Al Othaim Markets Co.	53,471	1,682,536
	Advanced Petrochemical Co.	173,498	3,432,175

The Emerging Markets Series
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
	Al Rajhi Bank	758,186	$22,431,116
	Alinma Bank	1,293,076	7,482,879
	Almarai Co. JSC	333,554	5,232,641
	Arab National Bank	393,766	2,360,180
	Arabian Centres Co., Ltd.	120,619	816,436
*	Bank AlBilad	445,056	4,353,939
*	Bank Al-Jazira	491,869	2,537,506
	Banque Saudi Fransi	451,623	4,459,907
	Bupa Arabia for Cooperative Insurance Co.	108,315	3,982,984
	Co. for Cooperative Insurance (The)	35,675	802,475
*	Dar Al Arkan Real Estate Development Co.	584,678	1,641,393
	Dr Sulaiman Al Habib Medical Services Group Co.	12,296	559,588
	Etihad Etisalat Co.	1,003,769	8,621,189
	Jarir Marketing Co.	80,981	4,343,820
*	Mobile Telecommunications Co. Saudi Arabia	1,069,332	4,044,731
	Mouwasat Medical Services Co.	66,392	3,193,698
*	National Industrialization Co.	358,846	2,068,334
	National Petrochemical Co.	148,306	1,832,811
*	Rabigh Refining & Petrochemical Co.	409,033	2,816,871
	Riyad Bank	784,048	5,487,294
	SABIC Agri-Nutrients Co.	114,012	3,896,909
	Sahara International Petrochemical Co.	667,219	5,961,539
*	Saudi Arabian Mining Co.	429,782	7,985,458
	Saudi Basic Industries Corp.	385,171	12,389,181
*	Saudi British Bank (The)	631,468	5,184,690
	Saudi Electricity Co.	346,134	2,389,629
	Saudi Industrial Investment Group	272,511	2,685,215
	Saudi Investment Bank (The)	192,101	884,001
*	Saudi Kayan Petrochemical Co.	1,426,496	7,360,881
	Saudi National Bank(The)	1,437,747	21,110,304
*	Saudi Research & Media Group	39,875	1,878,516
	Saudi Telecom Co.	439,273	15,681,171
	Savola Group (The)	440,012	5,038,757
	Southern Province Cement Co.	92,925	2,116,273
	Yanbu National Petrochemical Co.	227,248	4,139,252
TOTAL SAUDI ARABIA			192,886,279
SOUTH AFRICA — (4.2%)
*	Absa Group, Ltd.	937,958	8,726,126
	African Rainbow Minerals, Ltd.	13,268	270,046
	Anglo American Platinum, Ltd.	40,658	5,321,922
	AngloGold Ashanti, Ltd., Sponsored ADR	536,140	10,749,607
*	Aspen Pharmacare Holdings, Ltd.	661,161	8,145,315
*	Bid Corp., Ltd.	326,475	7,170,674
	Bidvest Group, Ltd. (The)	431,040	5,880,314
	Capitec Bank Holdings, Ltd.	44,624	4,953,386
	Clicks Group, Ltd.	373,659	6,764,384
# *	Discovery, Ltd.	653,990	5,243,055
	Exxaro Resources, Ltd.	434,468	5,379,081
	FirstRand, Ltd.	3,320,895	12,318,993
	Gold Fields, Ltd., Sponsored ADR	1,552,781	15,248,309
	Impala Platinum Holdings, Ltd.	959,394	17,294,453
#	Investec, Ltd.	235,992	880,477
	Kumba Iron Ore, Ltd.	49,876	2,646,136
	Mr. Price Group, Ltd.	333,862	4,965,126
*	MTN Group, Ltd.	3,062,183	21,994,833
	MultiChoice Group, Ltd.	612,933	5,075,860
	Naspers, Ltd., Class N	124,805	24,084,895
*	Nedbank Group, Ltd.	647,933	7,491,181

The Emerging Markets Series
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
	NEPI Rockcastle P.L.C.	331,326	$2,244,411
#	Ninety One, Ltd.	298,265	921,606
*	Northam Platinum, Ltd.	339,570	5,347,277
#	Old Mutual, Ltd.	7,858,201	6,931,086
*	Pepkor Holdings, Ltd.	216,432	309,407
	PSG Group, Ltd.	289,732	1,502,097
	Sanlam, Ltd.	2,010,037	7,944,583
# *	Sasol, Ltd., Sponsored ADR	742,393	11,091,351
	Shoprite Holdings, Ltd.	712,838	7,809,490
	Sibanye Stillwater, Ltd.	2,688,752	11,718,097
	Sibanye Stillwater, Ltd., ADR	214,816	3,729,206
	Standard Bank Group, Ltd.	966,841	8,148,623
	Tiger Brands, Ltd.	119,899	1,578,602
	Vodacom Group, Ltd.	526,158	4,687,196
*	Woolworths Holdings, Ltd.	1,514,334	5,778,699
TOTAL SOUTH AFRICA			260,345,904
SOUTH KOREA — (14.3%)
*	Alteogen, Inc.	14,587	1,016,605
#	Amorepacific Corp.	14,792	2,851,511
	AMOREPACIFIC Group	29,978	1,502,602
	BGF retail Co., Ltd.	12,966	1,822,963
	BNK Financial Group, Inc.	266,474	1,793,717
#	Bukwang Pharmaceutical Co., Ltd.	22,787	411,924
*	Celltrion Healthcare Co., Ltd.	25,206	2,358,925
*	Celltrion Pharm, Inc.	7,091	858,428
# *	Celltrion, Inc.	68,995	15,231,062
	Cheil Worldwide, Inc.	121,186	2,552,775
	Chunbo Co., Ltd.	1,393	273,913
	CJ CheilJedang Corp.	13,582	5,521,783
	CJ Corp.	30,178	2,572,911
	CJ ENM Co., Ltd.	18,787	2,668,194
*	CJ Logistics Corp.	11,638	1,781,041
	Com2uSCorp	2,949	291,918
	Coway Co., Ltd.	59,427	4,426,229
#	CS Wind Corp.	13,637	976,490
*	Daewoo Engineering & Construction Co., Ltd.	173,158	1,122,144
# *	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	71,856	2,035,301
	DB HiTek Co., Ltd.	30,769	1,637,464
#	DB Insurance Co., Ltd.	133,456	6,630,750
*	DL E&C Co., Ltd.	28,811	3,672,789
	DL Holdings Co., Ltd.	22,980	1,579,104
	Dongkuk Steel Mill Co., Ltd.	11,358	209,650
	Dongsuh Cos., Inc.	17,305	456,698
*	Doosan Bobcat, Inc.	51,746	2,078,572
# *	Doosan Fuel Cell Co., Ltd.	24,993	1,068,269
*	Doosan Heavy Industries & Construction Co., Ltd.	636,878	12,045,644
*	Doosan Infracore Co., Ltd.	105,283	1,478,811
	Douzone Bizon Co., Ltd.	17,241	1,255,409
	Ecopro BM Co., Ltd.	4,449	1,121,533
	E-MART, Inc.	19,906	2,919,745
	Fila Holdings Corp.	59,278	2,694,280
*	GeneOne Life Science, Inc.	673	24,285
# *	Genexine, Inc.	7,365	536,580
	Green Cross Corp.	3,439	874,976
	GS Engineering & Construction Corp.	105,570	4,049,056
	GS Holdings Corp.	86,049	3,203,626
	GS Retail Co., Ltd.	78,136	2,399,751
	Hana Financial Group, Inc.	387,644	14,625,272

The Emerging Markets Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
# *	Hanjin Kal Corp.	5,439	$307,411
	Hankook Tire & Technology Co., Ltd.	129,614	5,455,501
	Hanmi Pharm Co., Ltd.	3,504	975,674
	Hanmi Science Co., Ltd.	7,465	464,927
	Hanon Systems	175,699	2,389,008
	Hansol Chemical Co., Ltd.	5,899	1,373,559
	Hanssem Co., Ltd.	8,117	847,927
	Hanwha Aerospace Co., Ltd.	50,714	2,287,639
	Hanwha Corp.	53,553	1,391,424
	Hanwha Life Insurance Co., Ltd.	82,044	242,348
# *	Hanwha Solutions Corp.	158,975	5,409,974
*	Helixmith Co., Ltd.	7,286	178,766
#	Hite Jinro Co., Ltd.	39,912	1,196,364
# *	HLB, Inc.	63,504	1,993,737
# *	HMM Co., Ltd.	144,063	5,018,595
	Hotel Shilla Co., Ltd.	12,932	1,052,462
*	Hugel, Inc.	2,373	494,497
# *	Hyosung Advanced Materials Corp.	1,749	936,688
	Hyosung Corp.	6,393	681,926
	Hyosung TNC Corp.	1,721	1,334,884
	Hyundai Department Store Co., Ltd.	6,109	425,556
	Hyundai Elevator Co., Ltd.	26,047	1,224,460
	Hyundai Engineering & Construction Co., Ltd.	80,716	3,844,347
	Hyundai Glovis Co., Ltd.	28,655	4,856,465
	Hyundai Heavy Industries Holdings Co., Ltd.	45,475	2,712,185
	Hyundai Marine & Fire Insurance Co., Ltd.	191,358	4,317,312
*	Hyundai Mipo Dockyard Co., Ltd.	20,473	1,496,302
	Hyundai Mobis Co., Ltd.	59,731	13,877,598
	Hyundai Motor Co.	59,619	11,346,384
# *	Hyundai Rotem Co., Ltd.	38,849	841,115
	Hyundai Steel Co.	90,533	4,258,627
	Hyundai Wia Corp.	16,610	1,417,770
	Iljin Materials Co., Ltd.	12,480	874,039
	Industrial Bank of Korea	248,550	2,223,841
	Kakao Corp.	72,297	9,255,095
*	Kangwon Land, Inc.	84,527	1,900,824
	KB Financial Group, Inc.	351,335	15,604,839
*	KB Financial Group, Inc., ADR	31,200	1,381,848
	KCC Corp.	3,796	1,173,302
	KCC Glass Corp.	1,840	119,030
	Kia Corp.	159,738	11,665,763
#	KIWOOM Securities Co., Ltd.	32,926	3,382,512
# *	KMW Co., Ltd.	22,899	1,059,573
	Korea Aerospace Industries, Ltd.	46,749	1,319,269
	Korea Electric Power Corp., Sponsored ADR	76,175	820,405
	Korea Electric Power Corp.	92,178	1,997,927
*	Korea Gas Corp.	24,489	766,623
	Korea Investment Holdings Co., Ltd.	76,917	6,426,872
*	Korea Shipbuilding & Offshore Engineering Co., Ltd.	33,252	3,778,074
	Korea Zinc Co., Ltd.	11,816	5,625,406
*	Korean Air Lines Co., Ltd.	353,214	9,166,813
	KT Corp., Sponsored ADR	82,100	1,181,419
#	KT&G Corp.	115,083	8,238,769
#	Kumho Petrochemical Co., Ltd.	20,487	3,629,185
#	LEENO Industrial, Inc.	10,832	1,686,007
	LG Chem, Ltd.	24,583	18,056,300
	LG Corp.	66,651	5,462,488
# *	LG Display Co., Ltd., ADR	376,225	3,585,424
# *	LG Display Co., Ltd.	283,143	5,440,350

The Emerging Markets Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	LG Electronics, Inc.	199,804	$27,368,964
	LG Household & Health Care, Ltd.	7,501	9,503,990
	LG Innotek Co., Ltd.	28,259	5,585,764
	LG Uplus Corp.	528,937	6,698,456
	Lotte Chemical Corp.	17,426	3,932,095
	Lotte Corp.	29,812	978,767
	LOTTE Fine Chemical Co., Ltd.	4,613	291,086
#	Lotte Shopping Co., Ltd.	11,885	1,112,082
	LS Corp.	15,130	957,502
	LS Electric Co., Ltd.	22,156	1,252,535
*	LX Holdings Corp.	32,322	293,642
	Macquarie Korea Infrastructure Fund	288,928	3,089,630
*	Mando Corp.	35,566	1,911,999
	Medy-Tox, Inc.	1,262	222,055
	Meritz Financial Group, Inc.	11,818	258,245
	Meritz Fire & Marine Insurance Co., Ltd.	165,805	3,680,731
#	Meritz Securities Co., Ltd.	519,143	2,218,630
	Mirae Asset Securities Co., Ltd.	456,777	3,553,306
	NAVER Corp.	40,916	15,421,296
	NCSoft Corp.	7,007	5,025,585
	Netmarble Corp.	7,693	928,593
	NH Investment & Securities Co., Ltd.	146,022	1,614,992
	NongShim Co., Ltd.	2,415	690,592
# *	OCI Co., Ltd.	16,299	1,617,138
	Orion Corp.	10,241	1,046,844
	Ottogi Corp.	1,318	617,358
	Pan Ocean Co., Ltd.	328,861	2,162,398
*	Pearl Abyss Corp.	25,089	1,615,363
	POSCO, Sponsored ADR	11,993	947,327
	POSCO	55,137	17,536,691
	POSCO Chemical Co., Ltd.	7,315	981,767
	Posco International Corp.	84,360	1,899,769
	S-1 Corp.	27,240	1,908,477
*	Samsung Biologics Co., Ltd.	4,034	3,120,978
	Samsung C&T Corp.	65,954	8,124,605
	Samsung Card Co., Ltd.	26,138	795,999
	Samsung Electro-Mechanics Co., Ltd.	66,506	11,108,202
	Samsung Electronics Co., Ltd., GDR	152	260,481
	Samsung Electronics Co., Ltd.	3,910,493	267,228,979
# *	Samsung Engineering Co., Ltd.	170,749	3,471,136
	Samsung Fire & Marine Insurance Co., Ltd.	43,350	8,086,854
# *	Samsung Heavy Industries Co., Ltd.	485,111	2,758,206
	Samsung Life Insurance Co., Ltd.	55,168	3,619,910
	Samsung SDI Co., Ltd.	16,690	10,774,041
	Samsung SDS Co., Ltd.	22,002	3,495,586
	Samsung Securities Co., Ltd.	67,148	2,586,961
#	Seegene, Inc.	31,154	1,900,080
#	Shin Poong Pharmaceutical Co., Ltd.	14,117	779,267
	Shinhan Financial Group Co., Ltd.	365,171	12,376,814
*	Shinhan Financial Group Co., Ltd., ADR	53,025	1,787,473
	Shinsegae, Inc.	8,050	1,864,181
#	SK Chemicals Co., Ltd.	7,935	1,637,333
	SK Hynix, Inc.	475,556	46,555,160
*	SK Innovation Co., Ltd.	30,728	6,779,229
#	SK Materials Co., Ltd.	6,982	2,552,951
	SK Networks Co., Ltd.	263,376	1,419,231
	SK Telecom Co., Ltd.	14,801	3,876,885
	SK, Inc.	31,227	7,287,863
	SKC Co., Ltd.	17,612	2,482,817

The Emerging Markets Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	S-Oil Corp.	30,826	$2,632,065
	Solus Advanced Materials Co., Ltd.	16,499	861,948
	Soulbrain Co., Ltd.	4,534	1,342,433
	Ssangyong C&E Co., Ltd.	135,922	942,139
*	Studio Dragon Corp.	9,633	773,469
	Tokai Carbon Korea Co., Ltd.	2,216	375,766
#	WONIK IPS Co., Ltd.	25,087	1,013,149
	Woori Financial Group, Inc.	526,016	4,959,500
	Youngone Corp.	6,063	210,073
	Yuhan Corp.	27,795	1,490,038
TOTAL SOUTH KOREA			885,361,600
TAIWAN — (16.7%)
	Accton Technology Corp.	589,000	6,895,256
#	Acer, Inc.	4,172,811	4,073,556
	Advantech Co., Ltd.	175,190	2,286,596
	Airtac International Group	103,518	3,345,232
#	AP Memory Technology Corp.	10,000	263,432
	ASE Technology Holding Co., Ltd.	3,314,782	14,586,171
	ASE Technology Holding Co., Ltd. , ADR	27,294	242,100
#	Asia Cement Corp.	2,725,758	5,059,794
#	ASMedia Technology, Inc.	24,000	1,689,185
	ASPEED Technology, Inc.	16,000	1,288,615
#	Asustek Computer, Inc.	543,180	6,829,200
#	AU Optronics Corp.	9,956,873	7,380,404
	Catcher Technology Co., Ltd.	1,001,429	6,638,387
	Cathay Financial Holding Co., Ltd.	6,342,340	12,344,176
	Chailease Holding Co., Ltd.	1,429,811	11,865,469
	Chang Hwa Commercial Bank, Ltd.	6,993,469	4,144,413
	Cheng Shin Rubber Industry Co., Ltd.	2,772,965	4,285,646
	Chicony Electronics Co., Ltd.	891,497	2,571,874
*	China Airlines, Ltd.	7,905,536	4,885,160
	China Development Financial Holding Corp.	12,494,121	6,315,444
	China Life Insurance Co., Ltd.	1,549,188	1,460,935
	China Steel Corp.	8,810,932	11,490,943
#	Chipbond Technology Corp.	1,103,000	2,964,294
	Chroma ATE, Inc.	549,000	3,867,339
# *	Chung Hung Steel Corp.	765,000	1,344,338
#	Chunghwa Telecom Co., Ltd., Sponsored ADR	140,916	5,842,377
	Chunghwa Telecom Co., Ltd.	730,000	3,012,318
#	Compal Electronics, Inc.	6,358,541	4,918,504
	CTBC Financial Holding Co., Ltd.	16,703,175	13,678,274
	Delta Electronics, Inc.	1,246,486	12,843,719
#	E Ink Holdings, Inc.	390,000	1,127,793
	E.Sun Financial Holding Co., Ltd.	12,077,049	11,454,395
#	Eclat Textile Co., Ltd.	170,402	3,720,384
#	Elan Microelectronics Corp.	333,000	2,163,942
	Elite Material Co., Ltd.	162,000	1,310,059
	Elite Semiconductor Microelectronics Technology, Inc.	137,000	891,210
	eMemory Technology, Inc.	57,000	2,680,956
	Eternal Materials Co., Ltd.	808,591	1,123,418
	Eva Airways Corp.	4,321,758	2,823,728
*	Evergreen Marine Corp. Taiwan, Ltd.	4,324,222	20,566,114
	Far Eastern International Bank	424,000	163,182
	Far Eastern New Century Corp.	3,222,085	3,414,505
	Far EasTone Telecommunications Co., Ltd.	1,752,000	3,797,163
	Feng TAY Enterprise Co., Ltd.	415,559	3,438,193
	First Financial Holding Co., Ltd.	9,514,935	7,745,228
	Formosa Chemicals & Fibre Corp.	3,015,518	8,879,760

The Emerging Markets Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Formosa Petrochemical Corp.	416,000	$1,449,494
	Formosa Plastics Corp.	2,024,153	7,240,528
#	Formosa Sumco Technology Corp.	115,000	776,361
	Formosa Taffeta Co., Ltd.	699,000	814,381
	Foxconn Technology Co., Ltd.	1,025,627	2,268,719
	Fubon Financial Holding Co., Ltd.	5,471,233	14,707,546
	General Interface Solution Holding, Ltd.	39,000	163,255
#	Genius Electronic Optical Co., Ltd.	130,695	2,436,935
	Giant Manufacturing Co., Ltd.	435,506	5,015,495
	Gigabyte Technology Co., Ltd.	345,000	1,239,578
	Global Unichip Corp.	8,000	118,558
	Globalwafers Co., Ltd.	167,000	5,073,985
# *	HannStar Display Corp.	2,764,000	1,886,743
	Highwealth Construction Corp.	691,841	1,215,170
	Hiwin Technologies Corp.	395,974	4,556,061
	Hon Hai Precision Industry Co., Ltd.	5,794,322	22,897,537
	Hotai Motor Co., Ltd.	288,000	6,096,552
	Hua Nan Financial Holdings Co., Ltd.	8,159,004	5,637,697
#	Innolux Corp.	11,226,241	7,534,541
	International Games System Co., Ltd.	75,000	2,340,449
#	Inventec Corp.	2,894,550	2,432,089
	ITEQ Corp.	142,455	701,002
#	King Yuan Electronics Co., Ltd.	855,000	1,425,311
	King's Town Bank Co., Ltd.	329,000	475,668
	Kinsus Interconnect Technology Corp.	138,000	913,855
#	Largan Precision Co., Ltd.	101,860	10,718,868
	Lien Hwa Industrial Holdings Corp.	668,824	1,256,202
	Lite-On Technology Corp.	3,476,410	7,990,290
	Macronix International Co., Ltd.	2,909,074	4,347,495
	Makalot Industrial Co., Ltd.	139,000	1,183,114
	MediaTek, Inc.	751,995	24,588,617
	Mega Financial Holding Co., Ltd.	10,406,369	12,324,909
#	Merida Industry Co., Ltd.	200,287	2,405,473
#	Micro-Star International Co., Ltd.	1,072,000	5,695,248
#	momo.com, Inc.	32,500	1,814,719
	Nan Ya Plastics Corp.	3,697,599	11,539,687
#	Nan Ya Printed Circuit Board Corp.	85,000	1,214,550
#	Nantex Industry Co., Ltd.	437,000	1,925,506
#	Nanya Technology Corp.	992,010	2,580,893
	Nien Made Enterprise Co., Ltd.	327,000	5,490,099
#	Novatek Microelectronics Corp.	581,000	10,687,683
# *	Oneness Biotech Co., Ltd.	205,000	1,416,276
	Parade Technologies, Ltd.	70,000	4,298,439
	Pegatron Corp.	3,100,345	7,474,299
#	Phison Electronics Corp.	142,000	2,426,752
	Pou Chen Corp.	2,498,487	3,160,034
#	Powertech Technology, Inc.	1,644,819	6,517,964
*	Poya International Co., Ltd.	55,275	1,181,894
#	President Chain Store Corp.	657,831	6,607,496
	Qisda Corp.	2,157,000	2,285,048
	Quanta Computer, Inc.	2,987,000	8,274,417
#	Radiant Opto-Electronics Corp.	717,000	2,711,045
#	Realtek Semiconductor Corp.	227,950	4,812,889
	Ruentex Development Co., Ltd.	878,345	1,964,128
	Ruentex Industries, Ltd.	184,109	646,277
	Shanghai Commercial & Savings Bank, Ltd. (The)	2,115,000	3,163,749
#	Shin Kong Financial Holding Co., Ltd.	11,998,761	3,939,344
	Silergy Corp.	32,000	4,341,911
#	Simplo Technology Co., Ltd.	272,000	3,598,178

The Emerging Markets Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Sinbon Electronics Co., Ltd.	174,000	$1,496,790
	Sino Horizon Holdings, Ltd.	15,000	14,520
	Sino-American Silicon Products, Inc.	1,292,000	8,764,127
	SinoPac Financial Holdings Co., Ltd.	12,492,623	6,289,131
	Standard Foods Corp.	713,418	1,340,671
	Synnex Technology International Corp.	1,463,343	2,779,373
#	TA Chen Stainless Pipe	1,710,308	3,197,336
	Taichung Commercial Bank Co., Ltd.	1,571,898	669,410
	Taishin Financial Holding Co., Ltd.	13,398,808	8,130,620
#	Taiwan Business Bank	6,351,685	2,155,499
	Taiwan Cement Corp.	6,779,034	12,784,641
	Taiwan Cooperative Financial Holding Co., Ltd.	8,871,127	6,934,881
#	Taiwan FamilyMart Co., Ltd.	48,000	462,134
	Taiwan Fertilizer Co., Ltd.	566,000	1,213,096
	Taiwan Glass Industry Corp.	941,374	1,291,897
	Taiwan High Speed Rail Corp.	1,713,000	1,861,984
	Taiwan Mobile Co., Ltd.	2,268,300	8,440,754
	Taiwan Secom Co., Ltd.	357,670	1,203,119
	Taiwan Semiconductor Manufacturing Co., Ltd.	15,380,808	321,451,131
# *	Tatung Co., Ltd.	2,215,000	2,072,415
#	Teco Electric and Machinery Co., Ltd.	2,143,000	2,384,966
	Tripod Technology Corp.	680,870	2,927,743
	Tung Ho Steel Enterprise Corp.	312,000	522,172
	U-Ming Marine Transport Corp.	231,000	518,656
#	Unimicron Technology Corp.	1,536,000	8,070,570
	Uni-President Enterprises Corp.	5,022,033	13,170,949
	United Microelectronics Corp.	11,435,000	23,912,263
	Vanguard International Semiconductor Corp.	1,458,000	6,040,842
	Voltronic Power Technology Corp.	104,224	5,078,381
	Walsin Lihwa Corp.	2,671,000	2,735,394
	Walsin Technology Corp.	507,000	3,651,176
	Wan Hai Lines, Ltd.	529,800	4,252,693
	Win Semiconductors Corp.	505,034	6,267,315
	Winbond Electronics Corp.	4,548,407	5,610,211
	Wintek Corp.	604,760	7,420
#	Wisdom Marine Lines Co., Ltd.	97,000	271,481
	Wistron Corp.	5,133,699	5,105,060
	Wiwynn Corp.	124,000	4,168,970
	WPG Holdings, Ltd.	2,167,039	4,236,367
#	Yageo Corp.	359,682	7,253,580
*	Yang Ming Marine Transport Corp.	1,691,000	7,125,173
	YFY, Inc.	1,089,000	1,552,138
*	Yieh Phui Enterprise Co., Ltd.	601,000	758,811
	Yuanta Financial Holding Co., Ltd.	9,909,398	9,012,677
*	Yulon Motor Co., Ltd.	19,000	27,199
#	Zhen Ding Technology Holding, Ltd.	971,700	3,643,473
TOTAL TAIWAN			1,038,573,393
THAILAND — (1.7%)
	Advanced Info Service PCL	956,600	5,224,301
	AEON Thana Sinsap Thailand PCL	95,500	493,953
	Airports of Thailand PCL	1,666,500	2,864,752
*	Asset World Corp. PCL	4,297,300	478,531
	B Grimm Power PCL	505,900	607,988
	Bangkok Bank PCL	311,700	972,062
	Bangkok Bank PCL	126,700	395,124
	Bangkok Chain Hospital PCL	1,874,800	1,497,330
	Bangkok Commercial Asset Management PCL	1,616,500	811,508
	Bangkok Dusit Medical Services PCL, Class F	4,428,600	3,031,673

The Emerging Markets Series
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Bangkok Expressway & Metro PCL	3,334,899	$776,207
	Bangkok Life Assurance PCL	504,800	391,645
	Banpu PCL	4,298,250	1,739,309
	Banpu Power PCL	420,900	222,824
	Berli Jucker PCL	1,203,400	1,244,865
	BTS Group Holdings PCL	4,859,200	1,256,658
	Bumrungrad Hospital PCL	259,700	948,171
	Carabao Group PCL, Class F	188,800	832,920
	Central Pattana PCL	1,066,000	1,524,363
	Central Retail Corp. PCL	1,235,950	1,165,724
	Charoen Pokphand Foods PCL	4,438,800	3,511,335
	Chularat Hospital PCL, Class F	2,889,700	371,021
	CK Power PCL	267,100	47,947
	Com7 PCL, Class F	513,500	1,011,611
	CP ALL PCL	4,982,800	8,944,556
	Delta Electronics Thailand PCL	152,400	2,707,891
	Dohome PCL	497,200	376,672
	Electricity Generating PCL	191,300	995,278
	Energy Absolute PCL	1,013,200	1,834,195
	Global Power Synergy PCL, Class F	398,000	929,383
	Gulf Energy Development PCL	1,001,900	1,021,180
	Hana Microelectronics PCL	506,296	1,174,567
	Home Product Center PCL	5,122,113	2,072,689
	Indorama Ventures PCL	1,408,800	1,553,784
	Intouch Holdings PCL	281,586	552,591
	Intouch Holdings PCL, Class F	625,800	1,228,085
	IRPC PCL	20,152,800	2,158,298
	JMT Network Services PCL, Class F	448,000	552,035
	Kasikornbank PCL	121,700	381,383
	Kasikornbank PCL	5,500	17,236
	KCE Electronics PCL	657,200	1,569,642
	Kiatnakin Phatra Bank PCL	268,500	416,627
	Krung Thai Bank PCL	2,605,187	800,559
	Krungthai Card PCL	647,900	1,217,246
	Land & Houses PCL	5,149,600	1,222,085
*	Minor International PCL	1,038,483	939,982
	MK Restaurants Group PCL	234,400	351,235
	Muangthai Capital PCL	601,100	1,092,743
	Osotspa PCL	507,400	544,180
	PTT Exploration & Production PCL	1,427,755	4,474,291
	PTT Global Chemical PCL	928,972	1,603,991
	PTT PCL	6,782,700	7,171,182
	Ratch Group PCL	616,200	796,790
	Regional Container Lines PCL	348,800	610,208
	Siam Cement PCL (The)	370,900	4,694,437
	Siam Cement PCL (The)	81,400	1,025,317
	Siam City Cement PCL	14,400	70,757
	Siam Commercial Bank PCL (The)	327,166	930,707
	Siam Global House PCL	2,099,639	1,456,508
	Sri Trang Agro-Industry PCL	1,649,208	1,894,199
	Srisawad Corp. PCL	1,019,572	1,985,323
	Thai Oil PCL	1,062,200	1,421,976
	Thai Union Group PCL, Class F	6,225,040	4,204,636
	Tisco Financial Group PCL	419,200	1,122,373
	TMBThanachart Bank PCL	20,500,067	605,007
	TOA Paint Thailand PCL	943,300	1,033,203
	Total Access Communication PCL	1,066,300	1,249,032
	Total Access Communication PCL	563,300	646,979
	True Corp. PCL	27,559,631	2,699,993

The Emerging Markets Series
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	TTW PCL	878,000	$309,875
	VGI PCL	495,700	83,704
	Vinythai PCL	166,500	189,967
	WHA Corp. PCL	6,143,000	571,920
TOTAL THAILAND			106,928,319
TURKEY — (0.4%)
	Akbank T.A.S.	2,019,928	1,261,707
	Anadolu Efes Biracilik Ve Malt Sanayii A.S.	250,784	661,299
	Arcelik A.S.	197,804	774,919
	Aselsan Elektronik Sanayi Ve Ticaret A.S.	242,016	445,080
	BIM Birlesik Magazalar A.S.	365,995	2,754,635
	Coca-Cola Icecek A.S.	106,788	1,073,973
	Dogan Sirketler Grubu Holding A.S.	207,745	64,568
	Enerjisa Enerji A.S.	280,258	339,376
	Enka Insaat ve Sanayi A.S.	724,135	797,471
	Eregli Demir ve Celik Fabrikalari TAS	523,021	1,242,485
	Ford Otomotiv Sanayi A.S.	57,714	1,181,960
# *	Gubre Fabrikalari TAS	34,802	206,338
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class A	26,300	22,286
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class B	26,430	22,302
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class D	803,466	748,525
	KOC Holding A.S.	319,003	778,308
# *	Koza Altin Isletmeleri A.S.	44,031	544,978
*	Petkim Petrokimya Holding A.S.	1,165,006	784,705
# *	Sasa Polyester Sanayi A.S.	246,343	841,731
*	TAV Havalimanlari Holding A.S.	22,753	60,895
	Tofas Turk Otomobil Fabrikasi A.S.	69,879	271,631
*	Turk Hava Yollari AO	806,151	1,216,791
	Turk Telekomunikasyon A.S.	467,239	362,237
	Turkcell Iletisim Hizmetleri A.S.	1,084,914	1,984,530
	Turkiye Garanti Bankasi A.S.	1,573,948	1,588,886
# *	Turkiye Halk Bankasi A.S.	454,872	247,944
#	Turkiye Is Bankasi A.S., Class C	1,224,092	766,053
*	Turkiye Petrol Rafinerileri A.S.	52,681	586,700
	Turkiye Sise ve Cam Fabrikalari A.S.	758,983	683,679
# *	Turkiye Vakiflar Bankasi TAO, Class D	822,870	338,036
	Ulker Biskuvi Sanayi A.S.	4,475	10,593
	Vestel Elektronik Sanayi ve Ticaret A.S.	14,035	49,830
#	Yapi ve Kredi Bankasi A.S.	1,657,759	470,013
TOTAL TURKEY			23,184,464
UNITED ARAB EMIRATES — (0.6%)
	Abu Dhabi Commercial Bank PJSC	1,188,344	2,267,046
	Abu Dhabi Islamic Bank PJSC	1,107,408	1,666,041
	Abu Dhabi National Oil Co for Distribution PJSC	1,152,640	1,368,014
	Aldar Properties PJSC	3,593,212	3,878,207
	Dubai Islamic Bank PJSC	2,396,457	3,150,742
*	Emaar Malls PJSC	2,389,272	1,233,566
	Emaar Properties PJSC	3,400,544	3,675,803
	Emirates Integrated Telecommunications Co. PJSC	46,647	84,390
	Emirates NBD Bank PJSC	1,126,916	4,115,647
	Emirates Telecommunications Group Co. PJSC	1,056,201	6,556,057
	First Abu Dhabi Bank PJSC	1,230,403	5,550,873
*	International Holding Co. PJSC	24,261	876,089
TOTAL UNITED ARAB EMIRATES			34,422,475

The Emerging Markets Series
CONTINUED
		Shares	Value»
UNITED STATES — (0.0%)
	Sempra Energy	11,248	$1,483,061
TOTAL COMMON STOCKS			6,078,193,278
PREFERRED STOCKS — (0.8%)
BRAZIL — (0.8%)
*	Alpargatas SA	100,600	993,976
	Banco Bradesco SA	1,977,269	9,206,312
	Banco Inter SA	126,852	581,377
	Banco Pan SA	137,800	544,242
*	Braskem SA Class A	48,439	537,100
	Centrais Eletricas Brasileiras SA Class B	86,846	676,159
	Cia de Transmissao de Energia Eletrica Paulista	122,300	566,620
	Cia Energetica de Minas Gerais	749,623	1,718,523
	Cia Paranaense de Energia	869,990	1,022,289
	Gerdau SA	817,916	4,836,905
	Itau Unibanco Holding SA	1,751,400	10,189,108
	Lojas Americanas SA	316,919	431,422
	Petroleo Brasileiro SA	2,527,248	13,057,792
	Usinas Siderurgicas de Minas Gerais SA Usiminas Class A	821,900	3,246,097
TOTAL BRAZIL			47,607,922
CHILE — (0.0%)
	Embotelladora Andina SA Class B	430,906	1,030,583
COLOMBIA — (0.0%)
	Banco Davivienda SA	82,799	612,772
	Grupo Argos SA	38,570	80,064
	Grupo Aval Acciones y Valores SA	3,126,389	825,535
	Grupo de Inversiones Suramericana SA	84,488	354,684
TOTAL COLOMBIA			1,873,055
SOUTH KOREA — (0.0%)
	AMOREPACIFIC Group	738	26,155
TOTAL PREFERRED STOCKS			50,537,715
RIGHTS/WARRANTS — (0.0%)
SOUTH KOREA — (0.0%)
*	Macquariem Korea Infrastructure Fund Rights 08/05/21	25,348	2,204
TAIWAN — (0.0%)
*	ITEQ Corp. Rights Exp 07/19/21	17,114	4,284
*	Shin Kong Financial Holding Co., Ltd. Rights 08/13/21	666,952	23,134
TOTAL TAIWAN			27,418
THAILAND — (0.0%)
*	BTS W6 Warrants 07/22/22	211,575	0
*	BTS W7 Warrants 07/21/22	423,151	0
*	BTS W8 Warrants 07/22/22	846,300	0
TOTAL RIGHTS/WARRANTS			29,622
TOTAL INVESTMENT SECURITIES (Cost $3,408,044,967)			6,128,778,806

The Emerging Markets Series
CONTINUED
		Shares	Value†
SECURITIES LENDING COLLATERAL — (1.2%)
@ §	The DFA Short Term Investment Fund	6,293,311	$72,813,613
TOTAL INVESTMENTS — (100.0%)
(Cost $3,480,845,289)^^			$6,201,592,419

ADR	American Depositary Receipt
CP	Certificate Participation
GDR	Global Depositary Receipt
P.L.C.	Public Limited Company
SA	Special Assessment
INR	Indian Rupee

†	See Security Valuation Note within the Notes to Schedules of Investments.
»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
As of July 31, 2021, The Emerging Markets Series had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
E-Mini MSCI Emerging Markets Index	650	09/17/21	$44,396,700	$41,525,250	$(2,871,450)
S&P 500® Emini Index	438	09/17/21	96,428,877	96,130,050	(298,827)
Total Futures Contracts			$140,825,577	$137,655,300	$(3,170,277)
Summary of the Series' investments as of July 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
India	—	$18,191	—	$18,191
Common Stocks
Belgium	—	905,732	—	905,732
Brazil	$247,301,884	—	—	247,301,884
Chile	28,688,077	—	—	28,688,077
China	376,481,803	1,582,403,149	—	1,958,884,952
Colombia	10,473,945	—	—	10,473,945
Czech Republic	—	7,480,943	—	7,480,943
Egypt	2,795	3,789,707	—	3,792,502
Greece	—	15,487,377	—	15,487,377
Hungary	—	21,124,386	—	21,124,386
India	35,434,574	699,602,596	—	735,037,170
Indonesia	128,915	85,822,228	—	85,951,143
Malaysia	—	88,983,233	—	88,983,233
Mexico	133,250,421	—	—	133,250,421
Peru	5,311,414	—	—	5,311,414
Philippines	1,622,020	39,734,143	—	41,356,163
Poland	—	48,510,602	—	48,510,602
Qatar	—	30,850,072	—	30,850,072
Russia	9,820,318	61,797,449	—	71,617,767
Saudi Arabia	—	192,886,279	—	192,886,279

The Emerging Markets Series
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
South Africa	$40,818,473	$219,527,431	—	$260,345,904
South Korea	9,997,538	875,364,062	—	885,361,600
Taiwan	6,084,477	1,032,488,916	—	1,038,573,393
Thailand	106,928,319	—	—	106,928,319
Turkey	—	23,184,464	—	23,184,464
United Arab Emirates	—	34,422,475	—	34,422,475
United States	1,483,061	—	—	1,483,061
Preferred Stocks
Brazil	47,607,922	—	—	47,607,922
Chile	1,030,583	—	—	1,030,583
Colombia	1,873,055	—	—	1,873,055
South Korea	—	26,155	—	26,155
Rights/Warrants
South Korea	—	2,204	—	2,204
Taiwan	—	27,418	—	27,418
Securities Lending Collateral	—	72,813,613	—	72,813,613
Futures Contracts**	(3,170,277)	—	—	(3,170,277)
TOTAL	$1,061,169,317	$5,137,252,825	—	$6,198,422,142
** Valued at the unrealized appreciation/(depreciation) on the investment.

The Tax-Managed U.S. Marketwide Value Series
SCHEDULE OF INVESTMENTS
July 31, 2021
(Unaudited)

		Shares	Value†
COMMON STOCKS — (98.3%)
COMMUNICATION SERVICES — (13.6%)
	Activision Blizzard, Inc.	496,359	$41,505,540
*	AMC Networks, Inc., Class A	6,800	340,272
	AT&T, Inc.	6,810,545	191,035,787
	ATN International, Inc.	684	29,446
*	Cars.com, Inc.	39,542	477,667
# *	Charter Communications, Inc., Class A	339,394	252,526,106
	Comcast Corp., Class A	5,581,653	328,368,646
*	Consolidated Communications Holdings, Inc.	10,700	82,283
*	Discovery, Inc., Class C	136,284	3,694,659
# *	DISH Network Corp., Class A	83,975	3,517,713
	Entravision Communications Corp., Class A	38,094	234,278
	EW Scripps Co. (The), Class A	81,265	1,550,536
	Fox Corp., Class A	211,170	7,530,322
	Fox Corp., Class B	104,154	3,462,079
*	Gannett Co., Inc.	53,152	306,687
	Gray Television, Inc.	54,374	1,205,472
*	Hemisphere Media Group, Inc.	18,877	239,927
*	IAC/InterActiveCorp	7,229	992,469
*	IMAX Corp.	18,300	295,362
	Interpublic Group of Cos., Inc. (The)	30,820	1,089,795
*	Iridium Communications, Inc.	51,500	2,174,845
	John Wiley & Sons, Inc., Class A	23,898	1,404,724
*	Liberty Broadband Corp.	2,882	492,678
*	Liberty Broadband Corp., Class A	24,095	4,136,389
*	Liberty Broadband Corp., Class C	139,025	24,675,547
*	Liberty Latin America, Ltd., Class A	4,700	64,155
*	Liberty Latin America, Ltd., Class C	4,641	64,185
# *	Liberty Media Corp.-Liberty Braves, Class A	7,613	202,049
*	Liberty Media Corp.-Liberty Braves, Class B	762	23,050
*	Liberty Media Corp.-Liberty Braves, Class C	1,237	32,719
*	Liberty Media Corp.-Liberty Formula One, Class A	17,043	706,603
*	Liberty Media Corp.-Liberty Formula One, Class C	44,409	2,084,114
*	Liberty Media Corp.-Liberty SiriusXM, Class A	96,383	4,500,122
*	Liberty Media Corp.-Liberty SiriusXM, Class B	4,653	226,159
*	Liberty Media Corp.-Liberty SiriusXM, Class C	208,025	9,610,755
*	Lions Gate Entertainment Corp., Class B	1	13
#	Lumen Technologies, Inc.	539,862	6,732,079
*	Madison Square Garden Entertainment Corp.	14,935	1,044,853
# *	Marcus Corp. (The)	7,499	120,509
*	Match Group, Inc.	49,723	7,919,382
*	Meredith Corp.	44,176	1,927,841
	News Corp., Class A	402,247	9,907,344
	News Corp., Class B	99,903	2,348,720
	Nexstar Media Group, Inc., Class A	51,781	7,615,432
*	ORBCOMM, Inc.	45,543	514,180
*	Reading International, Inc., Class A	8,800	46,288
	Saga Communications, Inc., Class A	8,693	189,768
	Scholastic Corp.	21,511	722,985
	Spok Holdings, Inc.	9,322	76,813
	TEGNA, Inc.	184,139	3,262,943
	Telephone and Data Systems, Inc.	90,571	2,024,262
*	T-Mobile US, Inc.	282,437	40,676,577
*	TripAdvisor, Inc.	2,048	77,722
*	United States Cellular Corp.	12,191	443,265

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
	Verizon Communications, Inc.	57,512	$3,208,019
	ViacomCBS, Inc., Class A	14,300	636,779
	ViacomCBS, Inc., Class B	3,600	147,348
*	Vimeo, Inc.	5,336	239,053
*	Walt Disney Co. (The)	617,798	108,744,804
# *	Zillow Group, Inc., Class A	26,110	2,797,164
# *	Zillow Group, Inc., Class C	64,720	6,877,147
*	Zynga, Inc., Class A	640,800	6,472,080
TOTAL COMMUNICATION SERVICES			1,103,656,510
CONSUMER DISCRETIONARY — (7.4%)
*	1-800-Flowers.com, Inc., Class A	44,330	1,352,065
	Aaron's Co., Inc. (The)	29,215	843,437
	Acushnet Holdings Corp.	2,067	105,892
*	Adtalem Global Education, Inc.	59,964	2,179,092
	Advance Auto Parts, Inc.	20,070	4,256,044
*	American Axle & Manufacturing Holdings, Inc.	91,765	889,203
#	American Eagle Outfitters, Inc.	173,750	5,989,162
*	American Outdoor Brands, Inc.	16,076	433,730
	Aramark	136,783	4,805,187
*	Asbury Automotive Group, Inc.	6,182	1,270,154
	Autoliv, Inc.	53,413	5,388,303
*	AutoNation, Inc.	58,352	7,079,848
*	Barnes & Noble Education, Inc.	20,210	168,753
	Bassett Furniture Industries, Inc.	2,900	66,062
*	Beazer Homes USA, Inc.	4,326	78,993
	Best Buy Co., Inc.	15,363	1,726,033
#	Big 5 Sporting Goods Corp.	10,801	236,758
*	Biglari Holdings, Inc., Class B	8	1,316
# *	BJ's Restaurants, Inc.	20,458	830,186
*	Boot Barn Holdings, Inc.	32,500	2,808,650
#	BorgWarner, Inc.	203,984	9,991,136
	Brunswick Corp.	63,040	6,581,376
*	Build-A-Bear Workshop, Inc.	25,874	393,285
	Caleres, Inc.	13,408	331,714
*	Callaway Golf Co.	108,543	3,438,642
	Canterbury Park Holding Corp.	2,755	41,077
*	Capri Holdings, Ltd.	129,788	7,308,362
# *	Carnival Corp.	139,546	3,021,171
	Carriage Services, Inc.	20,916	777,657
*	Carrols Restaurant Group, Inc.	35,900	176,269
*	Cavco Industries, Inc.	7,600	1,786,000
	Century Communities, Inc.	14,709	1,021,540
*	Chico's FAS, Inc.	32,500	200,850
*	Chuy's Holdings, Inc.	12,152	401,016
*	Citi Trends, Inc.	5,815	463,746
	Columbia Sportswear Co.	1,785	177,822
*	Conn's, Inc.	25,450	566,008
»	Contra Zagg, Inc.	30,497	2,745
	Core-Mark Holding Co., Inc.	96,236	4,141,997
	Culp, Inc.	10,036	150,239
	Dana, Inc.	112,665	2,721,986
*	Deckers Outdoor Corp.	9,229	3,791,735
*	Delta Apparel, Inc.	7,532	241,024
#	Dick's Sporting Goods, Inc.	83,076	8,651,535
	Dillard's, Inc., Class A	75,900	13,910,193
*	Dorman Products, Inc.	9,311	941,808
	DR Horton, Inc.	225,681	21,536,738
	Educational Development Corp.	3,358	35,427

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	El Pollo Loco Holdings, Inc.	4,415	$82,163
	Escalade, Inc.	277	6,288
	Ethan Allen Interiors, Inc.	23,817	566,130
*	Expedia Group, Inc.	1	161
*	Fiesta Restaurant Group, Inc.	10,900	145,951
*	Flanigan's Enterprises, Inc.	865	27,161
	Flexsteel Industries, Inc.	2,068	71,346
	Foot Locker, Inc.	102,986	5,876,381
*	Ford Motor Co.	2,868,969	40,022,118
*	Fossil Group, Inc.	600	7,572
*	General Motors Co.	1,095,598	62,273,790
*	Genesco, Inc.	6,456	370,897
	Gentex Corp.	145,810	4,961,914
*	Gentherm, Inc.	37,081	3,075,127
*	G-III Apparel Group, Ltd.	31,225	932,378
*	Goodyear Tire & Rubber Co. (The)	317,648	4,990,250
	Graham Holdings Co., Class B	5,780	3,841,735
*	Green Brick Partners, Inc.	2,594	65,032
	Group 1 Automotive, Inc.	57,936	10,065,801
	Guess?, Inc.	59,800	1,334,736
	Hamilton Beach Brands Holding Co., Class A	10,413	194,619
	Harley-Davidson, Inc.	3,372	133,599
	Haverty Furniture Cos., Inc.	33,479	1,204,909
# *	Helen of Troy, Ltd.	61,653	13,772,664
#	Hibbett, Inc.	20,800	1,844,128
	Hooker Furniture Corp.	14,814	491,677
# *	Hyatt Hotels Corp., Class A	14,601	1,166,182
# *	International Game Technology P.L.C.	7,100	133,125
*	J Alexander's Holdings, Inc.	2,666	36,817
	Johnson Outdoors, Inc., Class A	15,588	1,845,152
	KB Home	30,800	1,307,152
	Kohl's Corp.	144,069	7,318,705
*	Lakeland Industries, Inc.	9,887	266,554
	La-Z-Boy, Inc.	56,332	1,891,629
	LCI Industries	10,111	1,474,386
	Lear Corp.	51,273	8,971,750
	Lennar Corp., Class A	224,100	23,564,115
	Lennar Corp., Class B	12,506	1,079,893
	Lifetime Brands, Inc.	16,431	247,615
	Lithia Motors, Inc., Class A	34,933	13,177,426
*	LKQ Corp.	208,413	10,576,960
*	M/I Homes, Inc.	37,930	2,454,450
*	Macy's, Inc.	62,400	1,060,800
*	MarineMax, Inc.	29,164	1,568,732
*	Marriott Vacations Worldwide Corp.	11,331	1,669,849
»	Media General, Inc.	25,196	1,421
*	Meritage Homes Corp.	28,156	3,057,178
	MGM Resorts International	227,871	8,551,999
*	Modine Manufacturing Co.	14,650	245,094
*	Mohawk Industries, Inc.	98,740	19,244,426
*	Monarch Casino & Resort, Inc.	1,103	70,427
	Monro, Inc.	3,100	179,800
*	Motorcar Parts of America, Inc.	17,638	392,269
	Movado Group, Inc.	21,998	661,480
	Murphy USA, Inc.	34,678	5,115,352
	Newell Brands, Inc.	126,940	3,141,765
# *	Norwegian Cruise Line Holdings, Ltd.	80,215	1,927,566
*	ODP Corp. (The)	54,901	2,598,464
	Oxford Industries, Inc.	11,400	991,002

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Patrick Industries, Inc.	13,200	$1,090,716
	Penske Automotive Group, Inc.	43,845	3,884,667
*	Perdoceo Education Corp.	78,974	936,632
	PulteGroup, Inc.	275,833	15,134,957
*	PVH Corp.	31,964	3,344,074
	Qurate Retail, Inc., Class A	620,725	7,361,798
	Ralph Lauren Corp.	13,658	1,550,456
	RCI Hospitality Holdings, Inc.	12,026	754,752
# *	Red Robin Gourmet Burgers, Inc.	17,849	468,179
	Rocky Brands, Inc.	8,729	474,858
# *	Royal Caribbean Cruises, Ltd.	322,500	24,790,575
	Shoe Carnival, Inc.	65,300	2,200,610
*	Skechers U.S.A., Inc., Class A	146,140	7,844,795
	Smith & Wesson Brands, Inc.	64,307	1,507,999
	Sonic Automotive, Inc., Class A	22,800	1,243,740
*	Sportsman's Warehouse Holdings, Inc.	21,200	374,604
*	Stamps.com, Inc.	15,800	5,162,808
	Standard Motor Products, Inc.	37,342	1,559,402
	Steven Madden, Ltd.	35,225	1,543,912
*	Stoneridge, Inc.	25,661	742,886
	Strategic Education, Inc.	123	9,753
*	Strattec Security Corp.	5,224	215,124
*	Stride, Inc.	3,100	95,046
	Superior Group of Cos, Inc.	17,956	420,350
	Target Corp.	259,962	67,863,080
	Thor Industries, Inc.	38,190	4,520,168
	Tilly's, Inc., Class A	18,598	275,808
	Toll Brothers, Inc.	126,380	7,490,543
*	TopBuild Corp.	35,100	7,114,419
*	Unifi, Inc.	41,401	976,650
*	Universal Electronics, Inc.	15,506	724,750
*	Urban Outfitters, Inc.	31,400	1,167,452
#	Whirlpool Corp.	50,924	11,281,703
	Winnebago Industries, Inc.	27,135	1,950,192
	Wyndham Hotels & Resorts, Inc.	1	72
*	Zumiez, Inc.	2,800	122,220
TOTAL CONSUMER DISCRETIONARY			601,859,778
CONSUMER STAPLES — (6.2%)
	Alico, Inc.	960	36,298
	Andersons, Inc. (The)	30,460	813,282
	Archer-Daniels-Midland Co.	750,362	44,811,619
	Bunge, Ltd.	114,694	8,903,695
	Cal-Maine Foods, Inc.	1,523	53,137
	Casey's General Stores, Inc.	26,905	5,319,388
# *	Central Garden & Pet Co.	25,184	1,216,135
*	Central Garden & Pet Co., Class A	48,121	2,084,120
	Conagra Brands, Inc.	144,700	4,846,003
	Constellation Brands, Inc., Class A	3,091	693,435
# *	Coty, Inc., Class A	71,506	624,247
*	Darling Ingredients, Inc.	173,938	12,013,898
	Flowers Foods, Inc.	44,317	1,044,108
#	Fresh Del Monte Produce, Inc.	39,437	1,217,026
# *	Hain Celestial Group, Inc. (The)	87,292	3,483,824
	Ingles Markets, Inc., Class A	11,437	683,475
	Ingredion, Inc.	62,317	5,472,056
	JM Smucker Co. (The)	108,204	14,186,626
	John B. Sanfilippo & Son, Inc.	10,428	963,130
#	Kroger Co. (The)	285,863	11,634,624

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
*	Landec Corp.	37,056	$405,393
	Limoneira Co.	6,194	110,934
*	Molson Coors Beverage Co., Class A	1,288	77,950
# *	Molson Coors Beverage Co., Class B	133,800	6,541,482
	Mondelez International, Inc., Class A	2,081,099	131,650,323
	Natural Grocers by Vitamin Cottage, Inc.	1,000	11,180
	Nature's Sunshine Products, Inc.	1,029	18,100
	Nu Skin Enterprises, Inc., Class A	3,097	166,278
	Oil-Dri Corp. of America	5,047	179,522
*	Performance Food Group Co.	50,855	2,330,176
# *	Pilgrim's Pride Corp.	7,900	174,985
*	Post Holdings, Inc.	72,415	7,410,951
	PriceSmart, Inc.	4,262	382,472
	Sanderson Farms, Inc.	22,700	4,241,268
	Seaboard Corp.	1,781	7,319,910
*	Seneca Foods Corp., Class A	6,301	344,917
*	Seneca Foods Corp., Class B	300	16,347
*	Simply Good Foods Co. (The)	8,033	301,077
	SpartanNash Co.	33,983	660,969
	Spectrum Brands Holdings, Inc.	6,675	583,061
	Tyson Foods, Inc., Class A	405,030	28,943,444
*	United Natural Foods, Inc.	2,700	89,424
	Universal Corp.	22,290	1,162,646
*	US Foods Holding Corp.	208,373	7,155,529
	Village Super Market, Inc., Class A	1,900	42,845
	Walgreens Boots Alliance, Inc.	549,524	25,910,057
	Walmart, Inc.	1,115,621	159,031,774
	Weis Markets, Inc.	11,602	610,845
TOTAL CONSUMER STAPLES			505,973,985
ENERGY — (5.7%)
	Adams Resources & Energy, Inc.	6,004	160,427
# *	Arch Resources, Inc.	11,506	756,174
	Archrock, Inc.	69,200	595,812
	Bonanza Creek Energy, Inc.	6,200	238,514
*	Bristow Group, Inc.	3,352	87,085
	Chevron Corp.	1,033,148	105,184,798
*	CNX Resources Corp.	154,203	1,865,856
	ConocoPhillips	1,439,649	80,706,723
*	CONSOL Energy, Inc.	3,800	79,838
# *	Dawson Geophysical Co.	21,211	57,482
	Delek US Holdings, Inc.	52,256	908,209
	Devon Energy Corp.	87,794	2,268,597
*	DMC Global, Inc.	372	16,282
*	Dorian LPG, Ltd.	7,304	88,378
*	Earthstone Energy, Inc., Class A	8,400	82,572
	Evolution Petroleum Corp.	17,727	74,808
*	Exterran Corp.	22,548	98,760
	Exxon Mobil Corp.	666,348	38,361,654
# *	Green Plains, Inc.	21,234	750,834
	Halliburton Co.	666,057	13,774,059
	Helmerich & Payne, Inc.	62,000	1,777,540
	Hess Corp.	146,488	11,197,543
	HollyFrontier Corp.	39,410	1,158,654
	International Seaways, Inc.	12	197
	Kinder Morgan, Inc.	416,091	7,231,662
*	Kosmos Energy, Ltd.	26,900	62,139
	Marathon Oil Corp.	467,019	5,412,750
	Marathon Petroleum Corp.	1,004,662	55,477,436

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	Murphy Oil Corp.	28,000	$607,880
*	Nabors Industries, Ltd.	640	56,006
	NACCO Industries, Inc., Class A	6,832	171,278
*	Natural Gas Services Group, Inc.	10,028	100,280
*	Newpark Resources, Inc.	73,721	238,119
*	NexTier Oilfield Solutions, Inc.	1,400	5,348
	Patterson-UTI Energy, Inc.	1,400	11,228
	PDC Energy, Inc.	21,789	861,755
	Phillips 66	723,574	53,132,039
	Pioneer Natural Resources Co.	122,117	17,752,148
*	ProPetro Holding Corp.	5,764	43,518
*	REX American Resources Corp.	4,050	332,100
	Schlumberger, N.V.	85,000	2,450,550
*	SEACOR Marine Holdings, Inc.	12,678	49,191
	SFL Corp., Ltd.	12,481	85,745
*	SilverBow Resources, Inc.	3,019	59,837
	SM Energy Co.	13,000	243,100
# *	Southwestern Energy Co.	377,255	1,776,871
	Targa Resources Corp.	26,979	1,136,086
	Valero Energy Corp.	605,899	40,577,056
	Williams Cos., Inc. (The)	352,897	8,840,070
	World Fuel Services Corp.	28,812	992,862
TOTAL ENERGY			457,997,850
FINANCIALS — (21.3%)
	1st Constitution Bancorp	692	14,940
	1st Source Corp.	45,305	2,074,516
	Affiliated Managers Group, Inc.	31,797	5,037,917
	Aflac, Inc.	337,222	18,547,210
*	Alleghany Corp.	3,115	2,065,557
	Allstate Corp. (The)	157,339	20,461,937
	American Equity Investment Life Holding Co.	89,529	2,872,986
	American Financial Group, Inc.	156,083	19,742,939
	American International Group, Inc.	169,239	8,013,467
	American National Group, Inc.	22,561	3,722,114
	Ameris Bancorp	6,370	309,646
	AmeriServ Financial, Inc.	30,968	117,369
*	Arch Capital Group, Ltd.	9,282	361,998
	Argo Group International Holdings, Ltd.	59,381	3,095,532
	Associated Banc-Corp	34,231	677,774
	Assurant, Inc.	65,820	10,387,054
	Assured Guaranty, Ltd.	122,989	5,880,104
	Atlantic Union Bankshares Corp.	68,946	2,445,515
*	Atlanticus Holdings Corp.	12,567	546,413
	Banc of California, Inc.	4,100	70,192
*	Bancorp, Inc. (The)	14,759	344,918
	BancorpSouth Bank	52,027	1,342,297
	Bank of America Corp.	5,929,137	227,441,695
	Bank of New York Mellon Corp. (The)	491,755	25,241,784
	Bank OZK	18,531	754,397
	BankFinancial Corp.	16,687	190,566
	BankUnited, Inc.	42,709	1,690,422
	Banner Corp.	34,593	1,834,813
	Bar Harbor Bankshares	2,733	78,273
	BCB Bancorp, Inc.	1,059	15,927
*	Berkshire Hathaway, Inc., Class B	428,203	119,164,613
	Berkshire Hills Bancorp, Inc.	18,119	489,938
*	Blucora, Inc.	57,127	963,161
	BOK Financial Corp.	26,900	2,259,869

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Brookline Bancorp, Inc.	90,600	$1,301,922
	Capital City Bank Group, Inc.	14,283	347,648
	Capital One Financial Corp.	333,920	53,994,864
	Cathay General Bancorp	85,940	3,254,548
*	CCUR Holdings, Inc.	3	20,214
	Century Bancorp, Inc., Class A	295	33,742
	Chemung Financial Corp.	300	13,770
	Chubb, Ltd.	64,312	10,852,007
	Cincinnati Financial Corp.	12,284	1,448,038
	CIT Group, Inc.	60,259	2,906,894
	Citigroup, Inc.	1,441,183	97,452,794
	Citizens Community Bancorp, Inc.	10,355	143,417
	Citizens Financial Group, Inc.	2,265	95,492
	CME Group, Inc.	1	212
	CNA Financial Corp.	51,474	2,265,371
	CNO Financial Group, Inc.	301,264	6,880,870
	Codorus Valley Bancorp, Inc.	165	3,602
	Columbia Banking System, Inc.	69,936	2,443,564
	Comerica, Inc.	47,590	3,267,529
	Community Bankers Trust Corp.	5,917	62,720
	Community Financial Corp. (The)	408	14,916
	Community Trust Bancorp, Inc.	18,195	723,433
	Community West Bancshares	400	5,232
	ConnectOne Bancorp, Inc.	38,800	1,020,440
*	Consumer Portfolio Services, Inc.	26,500	131,705
	Cowen, Inc., Class A	3,989	159,480
	Cullen/Frost Bankers, Inc.	500	53,660
*	Customers Bancorp, Inc.	2,290	82,944
	Donegal Group, Inc., Class A	12,386	191,611
*	Donnelley Financial Solutions, Inc.	6,900	222,249
	Eagle Bancorp Montana, Inc.	1,000	22,200
	East West Bancorp, Inc.	87,046	6,193,323
	Employers Holdings, Inc.	27,567	1,144,582
*	Equity Bancshares, Inc., Class A	2,393	70,498
	ESSA Bancorp, Inc.	8,217	134,184
	Evans Bancorp, Inc.	1,681	65,677
	Everest Re Group, Ltd.	34,913	8,827,054
	FB Financial Corp.	5,150	194,722
	Federal Agricultural Mortgage Corp., Class A	177	16,521
	Federal Agricultural Mortgage Corp., Class C	9,500	926,250
	FedNat Holding Co.	13,665	34,572
	Fifth Third Bancorp	380,432	13,805,877
	Financial Institutions, Inc.	296	8,714
	First American Financial Corp.	71,961	4,843,695
	First BanCorp	149,954	1,818,942
	First BanCorp	16,138	645,520
	First Busey Corp.	27,120	640,032
	First Business Financial Services, Inc.	964	26,587
	First Citizens BancShares, Inc., Class A	8,627	6,751,404
	First Commonwealth Financial Corp.	81,147	1,068,706
	First Financial Bancorp	65,406	1,471,635
	First Financial Corp.	1,147	45,937
	First Financial Northwest, Inc.	25,371	408,473
	First Hawaiian, Inc.	67,992	1,871,820
	First Horizon Corp.	185,460	2,865,357
	First Internet Bancorp	5,329	161,362
	First Interstate BancSystem, Inc., Class A	7,320	306,854
	First Merchants Corp.	40,115	1,633,884
	First Midwest Bancorp, Inc.	64,235	1,152,376

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	First United Corp.	1,266	$21,914
	Flagstar Bancorp, Inc.	9,232	422,456
	FNB Corp.	80,914	927,274
	Fulton Financial Corp.	140,780	2,156,750
	Global Indemnity Group LLC, Class A	8,282	212,930
	Goldman Sachs Group, Inc. (The)	198,993	74,598,496
	Great Southern Bancorp, Inc.	1,616	84,080
	Great Western Bancorp, Inc.	1,323	40,748
	Guaranty Federal Bancshares, Inc.	1,684	40,702
*	Hallmark Financial Services, Inc.	16,734	79,821
	Hanmi Financial Corp.	3,221	58,719
	Hanover Insurance Group, Inc. (The)	88,829	12,071,861
	Hartford Financial Services Group, Inc. (The)	245,844	15,640,595
	Heartland Financial USA, Inc.	465	21,213
	Hilltop Holdings, Inc.	26,171	829,097
*	HMN Financial, Inc.	3,456	76,758
	Home Bancorp, Inc.	719	25,251
	Home BancShares, Inc.	49,545	1,049,363
	HomeStreet, Inc.	2,200	82,962
	Hope Bancorp, Inc.	95,411	1,264,196
	Horace Mann Educators Corp.	58,206	2,317,181
	Huntington Bancshares, Inc.	1,172,438	16,507,927
	Independence Holding Co.	500	22,370
	Independent Bank Corp.	339	23,961
	Independent Bank Group, Inc.	40,199	2,801,870
	International Bancshares Corp.	23,718	926,899
	Investors Bancorp, Inc.	81,912	1,132,024
	Investors Title Co.	1,069	178,021
	Janus Henderson Group P.L.C.	11,721	490,407
	JPMorgan Chase & Co.	2,222,674	337,357,460
	Kemper Corp.	40,117	2,648,123
	KeyCorp	526,210	10,345,289
	Lakeland Bancorp, Inc.	55,240	904,279
	Landmark Bancorp, Inc.	2,765	76,342
	Lincoln National Corp.	22,300	1,374,126
	Loews Corp.	243,798	13,074,887
	M&T Bank Corp.	35,300	4,724,905
	Mackinac Financial Corp.	6,893	139,721
	Marlin Business Services Corp.	13,787	311,035
*	MBIA, Inc.	82,267	1,073,584
	Mercantile Bank Corp.	4,422	138,188
	Meridian Bancorp, Inc.	1,000	19,110
	Meridian Corp.	511	13,797
	MetLife, Inc.	318,167	18,358,236
	MGIC Investment Corp.	340,167	4,707,911
	Middlefield Banc Corp.	452	10,871
	MidWestOne Financial Group, Inc.	346	10,079
	Morgan Stanley	1,127,557	108,222,921
	MVB Financial Corp.	716	29,678
	National Western Life Group, Inc., Class A	900	187,101
	Navient Corp.	61,729	1,261,123
	Nelnet, Inc., Class A	16,900	1,272,570
	New York Community Bancorp, Inc.	143,245	1,687,426
»	NewStar Financial, Inc.	41,166	4,182
	Northfield Bancorp, Inc.	2,300	37,835
	Northrim BanCorp, Inc.	5,734	234,062
	Northwest Bancshares, Inc.	109,427	1,456,473
	OceanFirst Financial Corp.	5,466	106,587
	OFG Bancorp	34,148	788,819

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Old National Bancorp	66,704	$1,073,267
	Old Republic International Corp.	171,727	4,234,788
	OneMain Holdings, Inc.	68,655	4,187,955
	Oppenheimer Holdings, Inc., Class A	3,097	139,210
*	Pacific Mercantile Bancorp	4,866	40,728
	Pacific Premier Bancorp, Inc.	3,466	131,639
	PacWest Bancorp	88,630	3,529,247
	Parke Bancorp, Inc.	660	13,174
	Peoples Bancorp of North Carolina, Inc.	275	7,549
	Peoples Bancorp, Inc.	15,923	469,569
	People's United Financial, Inc.	77,200	1,212,040
	Pinnacle Financial Partners, Inc.	13,681	1,225,954
	PNC Financial Services Group, Inc. (The)	158,525	28,916,545
	Popular, Inc.	56,536	4,113,559
*	PRA Group, Inc.	3,923	152,173
	Premier Financial Bancorp, Inc.	9,004	153,248
	Premier Financial Corp.	21,760	582,733
	Primis Financial Corp.	193	3,001
	Principal Financial Group, Inc.	218,754	13,591,186
	PROG Holdings, Inc.	57,230	2,504,957
	Prosperity Bancshares, Inc.	39,489	2,692,755
	Provident Financial Holdings, Inc.	4,144	69,868
	Provident Financial Services, Inc.	64,659	1,396,634
	Prudential Bancorp, Inc.	1,222	17,230
	Prudential Financial, Inc.	220,446	22,106,325
	Radian Group, Inc.	167,314	3,777,950
	Regions Financial Corp.	1,302,555	25,074,184
	Reinsurance Group of America, Inc.	153,566	16,919,902
	Renasant Corp.	44,538	1,566,847
	Riverview Bancorp, Inc.	1,682	11,740
	Safety Insurance Group, Inc.	24,000	1,838,880
#	Salisbury Bancorp, Inc.	300	14,193
	Sandy Spring Bancorp, Inc.	10,325	429,417
	Santander Consumer USA Holdings, Inc.	48,660	1,996,520
	SB Financial Group, Inc.	1,128	20,733
*	Select Bancorp, Inc.	2,728	43,375
	Selective Insurance Group, Inc.	45,200	3,677,020
	Severn Bancorp, Inc.	1,399	16,914
	Signature Bank	26,062	5,915,292
	Simmons First National Corp., Class A	52,445	1,427,553
	South State Corp.	7,796	536,677
	State Auto Financial Corp.	15,100	755,000
	State Street Corp.	60,004	5,228,749
	Sterling Bancorp	110,271	2,393,983
	Stewart Information Services Corp.	21,171	1,249,301
	Stifel Financial Corp.	110,400	7,346,016
*	SVB Financial Group	332	182,587
	Synchrony Financial	544,549	25,604,694
	Synovus Financial Corp.	113,409	4,638,428
	Territorial Bancorp, Inc.	823	21,019
*	Texas Capital Bancshares, Inc.	22,592	1,422,844
	Timberland Bancorp, Inc.	3,971	114,206
	Tiptree, Inc.	37,071	356,252
	Towne Bank	10,057	299,799
	Travelers Cos., Inc. (The)	168,250	25,055,790
	TriCo Bancshares	854	33,673
	Truist Financial Corp.	345,238	18,791,304
	Trustmark Corp.	53,239	1,598,235
	U.S. Bancorp.	5,300	294,362

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	UMB Financial Corp.	6,961	$651,550
	Umpqua Holdings Corp.	52,732	995,053
	United Bankshares, Inc.	22,529	778,152
	United Community Banks, Inc.	9,172	264,245
	United Fire Group, Inc.	17,415	433,982
	United Security Bancshares	8,637	69,701
	Unity Bancorp, Inc.	3,592	79,778
	Universal Insurance Holdings, Inc.	900	12,744
	Univest Financial Corp.	2,256	61,724
	Unum Group	454,906	12,464,424
	Valley National Bancorp	45,155	582,048
	Virtus Investment Partners, Inc.	3,700	1,021,681
	Voya Financial, Inc.	24,457	1,575,031
	Washington Federal, Inc.	97,887	3,158,814
	Waterstone Financial, Inc.	8,526	168,218
	Webster Financial Corp.	22,479	1,081,240
	Wells Fargo & Co.	1,288,810	59,207,931
	WesBanco, Inc.	34,796	1,123,215
	Western New England Bancorp, Inc.	13,698	115,885
	Wintrust Financial Corp.	47,328	3,379,219
	WSFS Financial Corp.	40,724	1,782,897
	Zions Bancorp NA	121,745	6,349,002
TOTAL FINANCIALS			1,726,067,372
HEALTH CARE — (17.7%)
	Abbott Laboratories	915,297	110,732,631
	AbbVie, Inc.	1	116
# *	Acadia Healthcare Co., Inc.	68,394	4,221,278
*	Addus HomeCare Corp.	2,044	177,399
*	Allscripts Healthcare Solutions, Inc.	33,823	577,697
*	AMN Healthcare Services, Inc.	3,400	341,904
*	AngioDynamics, Inc.	2,154	57,361
*	Anika Therapeutics, Inc.	14,671	588,747
	Anthem, Inc.	504,640	193,786,806
*	Arena Pharmaceuticals, Inc.	2,796	172,961
	AstraZeneca P.L.C., Sponsored ADR	217,026	12,422,568
	Becton Dickinson and Co.	409	104,602
*	Biogen, Inc.	668	218,256
*	Bio-Rad Laboratories, Inc., Class A	6,342	4,689,972
	Bristol-Myers Squibb Co.	442,536	30,034,918
*	Brookdale Senior Living, Inc.	106,229	798,842
*	Catalent, Inc.	16,700	2,000,827
*	Centene Corp.	102,379	7,024,223
	Cigna Corp.	285,386	65,493,233
	CONMED Corp.	43,239	5,964,388
	Cooper Cos., Inc. (The)	13,956	5,886,222
# *	Covetrus, Inc.	7,558	192,427
*	Cross Country Healthcare, Inc.	33,795	554,914
*	CryoLife, Inc.	17,502	472,554
*	Cumberland Pharmaceuticals, Inc.	23,319	75,787
	CVS Health Corp.	1,510,745	124,424,958
	Danaher Corp.	375,873	111,818,459
*	DaVita, Inc.	70,953	8,532,098
	DENTSPLY SIRONA, Inc.	67,083	4,430,161
*	Elanco Animal Health, Inc.	300	10,941
# *	Emergent BioSolutions, Inc.	30,178	1,988,730
# *	Envista Holdings Corp.	163,737	7,053,790
*	Enzo Biochem, Inc.	6,287	20,496
*	Exelixis, Inc.	31,444	529,831

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	FONAR Corp.	1,460	$24,703
	Gilead Sciences, Inc.	18,864	1,288,223
*	Globus Medical, Inc., Class A	13,207	1,098,426
*	Harvard Bioscience, Inc.	16,180	127,660
*	Horizon Therapeutics P.L.C.	45,000	4,500,900
	Humana, Inc.	198,071	84,350,516
*	Integer Holdings Corp.	41,672	4,079,272
*	IntriCon Corp.	8,135	195,240
*	Jazz Pharmaceuticals P.L.C.	44,811	7,596,361
*	Kewaunee Scientific Corp.	1,631	21,725
*	Laboratory Corp. of America Holdings	9,871	2,923,297
*	LHC Group, Inc.	30,318	6,523,827
*	Magellan Health, Inc.	200	18,864
* »	MedCath Corp.	29,240	0
*	Medpace Holdings, Inc.	800	140,752
	Medtronic P.L.C.	814,175	106,909,319
*	Meridian Bioscience, Inc.	37,500	768,750
*	Merit Medical Systems, Inc.	27,130	1,901,542
*	ModivCare, Inc.	9,300	1,581,000
*	Molina Healthcare, Inc.	18,941	5,171,082
*	Myriad Genetics, Inc.	1,987	62,849
	National HealthCare Corp.	6,880	534,232
*	Natus Medical, Inc.	16,198	432,487
*	NuVasive, Inc.	4,355	278,502
*	Omnicell, Inc.	35,405	5,186,832
*	OraSure Technologies, Inc.	69,400	818,226
	Patterson Cos., Inc.	12,992	404,441
	PerkinElmer, Inc.	76,500	13,940,595
	Perrigo Co. P.L.C.	36,061	1,732,010
	Pfizer, Inc.	3,696,959	158,266,815
	Premier, Inc., Class A	13,070	465,815
*	Prestige Consumer Healthcare, Inc.	111,489	5,858,747
	Quest Diagnostics, Inc.	20,299	2,878,398
	Select Medical Holdings Corp.	124,004	4,891,958
	STERIS P.L.C.	200	43,590
*	Supernus Pharmaceuticals, Inc.	523	13,771
*	Surgalign Holdings, Inc.	48,158	52,492
*	Surmodics, Inc.	5,593	308,230
*	Syneos Health, Inc.	37,367	3,350,699
*	Taro Pharmaceutical Industries, Ltd.	3,478	247,634
	Teleflex, Inc.	19,840	7,885,011
	Thermo Fisher Scientific, Inc.	435,609	235,233,216
*	Triple-S Management Corp., Class B	21,741	528,959
*	United Therapeutics Corp.	16,900	3,074,617
	UnitedHealth Group, Inc.	91,816	37,848,391
	Universal Health Services, Inc., Class B	38,927	6,244,280
*	Vanda Pharmaceuticals, Inc.	700	11,417
# *	Varex Imaging Corp.	5,400	147,420
	Viatris, Inc.	573,585	8,070,341
	Zimmer Biomet Holdings, Inc.	34,405	5,622,465
TOTAL HEALTH CARE			1,439,055,996
INDUSTRIALS — (13.9%)
*	AAR Corp.	35,596	1,272,913
	ABM Industries, Inc.	76,400	3,551,836
	Acme United Corp.	1,030	43,569
	Acuity Brands, Inc.	32,822	5,756,322
*	AECOM	22,080	1,390,157
*	AeroVironment, Inc.	35,065	3,545,072

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	AGCO Corp.	73,273	$9,680,096
	Air Lease Corp.	74,037	3,136,207
*	Air Transport Services Group, Inc.	21,308	515,654
	Alamo Group, Inc.	22,751	3,339,164
*	Alaska Air Group, Inc.	114,992	6,672,986
	Albany International Corp., Class A	20,551	1,774,579
*	Allegiant Travel Co.	5,054	960,866
	Allied Motion Technologies, Inc.	2,187	71,974
	Altra Industrial Motion Corp.	15,484	970,537
	AMERCO	29,431	17,304,251
*	Ameresco, Inc., Class A	981	67,228
*	American Woodmark Corp.	17,504	1,299,672
	Apogee Enterprises, Inc.	36,374	1,442,957
	Applied Industrial Technologies, Inc.	11,718	1,051,105
	ArcBest Corp.	12,135	717,300
	Arcosa, Inc.	61,271	3,355,200
	Argan, Inc.	14,321	643,729
*	ASGN, Inc.	55,051	5,567,308
	Astec Industries, Inc.	22,925	1,405,532
*	Atlas Air Worldwide Holdings, Inc.	29,094	1,948,425
	AZZ, Inc.	19,600	1,038,604
	Barnes Group, Inc.	52,200	2,644,974
*	Beacon Roofing Supply, Inc.	32,799	1,754,091
	Boise Cascade Co.	43,464	2,223,184
	Brady Corp., Class A	55,500	3,034,740
*	Builders FirstSource, Inc.	97,217	4,326,156
*	CACI International, Inc., Class A	27,304	7,289,076
	CAI International, Inc.	17,082	953,346
	Carlisle Cos., Inc.	42,219	8,538,371
	Carrier Global Corp.	245,098	13,541,664
*	CBIZ, Inc.	39,049	1,262,845
*	CECO Environmental Corp.	3,773	26,562
*	Chart Industries, Inc.	23,620	3,671,729
	Chicago Rivet & Machine Co.	700	18,865
*	CIRCOR International, Inc.	6,849	211,223
*	Clean Harbors, Inc.	40,519	3,849,305
*	Colfax Corp.	17,646	809,598
	Columbus McKinnon Corp.	17,542	813,949
	Comfort Systems USA, Inc.	44,560	3,330,860
*	Commercial Vehicle Group, Inc.	15,404	140,793
	CompX International, Inc.	500	9,300
# *	Copa Holdings SA, Class A	28,852	2,045,895
*	Covenant Logistics Group, Inc.	7,080	148,751
	CRA International, Inc.	7,613	652,662
	Crane Co.	17,597	1,710,956
	CSW Industrials, Inc.	300	35,487
	CSX Corp.	3,024,000	97,735,680
	Cummins, Inc.	1,500	348,150
	Curtiss-Wright Corp.	46,353	5,483,560
	Deere & Co.	12,600	4,556,034
	Douglas Dynamics, Inc.	14,892	594,191
*	Ducommun, Inc.	12,645	682,198
*	DXP Enterprises, Inc.	16,202	528,995
*	Dycom Industries, Inc.	8,097	561,932
	Eastern Co. (The)	10,193	299,266
	Eaton Corp. P.L.C.	265,270	41,925,923
*	Echo Global Logistics, Inc.	31,380	970,583
	EMCOR Group, Inc.	63,171	7,694,860
	Encore Wire Corp.	24,066	1,887,496

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Enerpac Tool Group Corp.	21,000	$539,070
	EnerSys	44,939	4,433,682
	Ennis, Inc.	30,835	609,608
	ESCO Technologies, Inc.	29,848	2,816,756
	Espey Manufacturing & Electronics Corp.	1,671	25,182
	Federal Signal Corp.	71,923	2,848,870
	FedEx Corp.	144,562	40,470,132
	Flowserve Corp.	52,147	2,194,867
	Fortune Brands Home & Security, Inc.	123,726	12,059,573
	Forward Air Corp.	5,747	508,265
*	Franklin Covey Co.	3,046	111,453
	Franklin Electric Co., Inc.	21,158	1,729,878
*	FTI Consulting, Inc.	43,936	6,401,475
	GATX Corp.	65,445	6,037,301
*	Gencor Industries, Inc.	13,149	154,369
	General Dynamics Corp.	12,462	2,442,926
	General Electric Co.	513,268	6,646,821
*	Gibraltar Industries, Inc.	34,903	2,606,556
	Gorman-Rupp Co. (The)	22,062	787,393
*	GP Strategies Corp.	18,583	378,164
*	Great Lakes Dredge & Dock Corp.	69,820	1,075,228
	Greenbrier Cos., Inc. (The)	23,651	1,012,263
	Griffon Corp.	40,152	928,314
*	Hawaiian Holdings, Inc.	12,054	237,825
	Heartland Express, Inc.	13,705	233,396
	Heidrick & Struggles International, Inc.	18,634	795,858
*	Herc Holdings, Inc.	1,679	208,263
*	Heritage-Crystal Clean, Inc.	7,665	216,000
	Herman Miller, Inc.	26,278	1,133,896
	Hillenbrand, Inc.	15,748	713,384
*	Howmet Aerospace, Inc.	222,905	7,315,742
*	Hub Group, Inc., Class A	1,944	128,848
	Hubbell, Inc.	17,724	3,552,953
	Hurco Cos., Inc.	7,910	268,465
*	Huron Consulting Group, Inc.	16,999	835,161
	Hyster-Yale Materials Handling, Inc.	12,246	877,303
*	IAA, Inc.	1	60
	ICF International, Inc.	31,660	2,899,106
*	Ingersoll Rand, Inc.	193,247	9,443,981
	Insteel Industries, Inc.	17,578	682,554
	Interface, Inc.	9,774	140,941
	ITT, Inc.	92,819	9,087,908
*	JELD-WEN Holding, Inc.	4,547	120,405
# *	JetBlue Airways Corp.	324,893	4,805,167
	Kadant, Inc.	10,486	1,888,843
	Kaman Corp.	14,056	623,384
*	KAR Auction Services, Inc.	18,100	298,288
	KBR, Inc.	105,229	4,072,362
	Kennametal, Inc.	49,746	1,803,293
	Kimball International, Inc., Class B	38,632	478,264
	Knight-Swift Transportation Holdings, Inc.	84,110	4,179,426
	Korn Ferry	63,010	4,331,307
*	Kratos Defense & Security Solutions, Inc.	2,711	73,739
	L3Harris Technologies, Inc.	127,356	28,876,699
*	Lawson Products, Inc.	8,847	464,379
*	LB Foster Co., Class A	4,904	89,057
	LSI Industries, Inc.	15,841	119,283
*	Lydall, Inc.	15,605	955,026
	Macquarie Infrastructure Corp.	16,662	658,149

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	ManpowerGroup, Inc.	57,319	$6,796,887
	ManTech International Corp., Class A	30,048	2,627,998
	Marten Transport, Ltd.	119,454	1,889,762
*	Masonite International Corp.	19,500	2,206,620
# *	MasTec, Inc.	63,539	6,432,053
*	Matrix Service Co.	17,846	194,700
	Matson, Inc.	62,316	4,182,650
	Matthews International Corp., Class A	4,487	155,250
	McGrath RentCorp	22,452	1,760,686
*	Mercury Systems, Inc.	2,055	135,630
# *	Middleby Corp. (The)	6,600	1,263,834
	Miller Industries, Inc.	20,099	753,913
	Moog, Inc., Class A	35,839	2,790,783
*	MRC Global, Inc.	85,594	784,897
	MSC Industrial Direct Co., Inc., Class A	3,500	312,095
	Mueller Industries, Inc.	44,012	1,910,121
	Mueller Water Products, Inc., Class A	72,387	1,072,775
*	MYR Group, Inc.	19,582	1,872,627
	National Presto Industries, Inc.	5,471	527,842
	Nielsen Holdings P.L.C.	17,000	402,730
	NL Industries, Inc.	100	603
*	NN, Inc.	9,957	68,106
	Norfolk Southern Corp.	545,229	140,576,393
*	Northwest Pipe Co.	5,286	150,175
	nVent Electric P.L.C.	141,034	4,458,085
	Oshkosh Corp.	76,335	9,125,849
	Owens Corning	149,300	14,356,688
	PACCAR, Inc.	165,276	13,716,255
*	PAM Transportation Services, Inc.	6,449	403,063
	Park Aerospace Corp.	9,330	139,017
	Park-Ohio Holdings Corp.	2,542	73,947
	Pentair P.L.C.	75,472	5,560,022
*	Perma-Pipe International Holdings, Inc.	8,900	61,321
*	PGT Innovations, Inc.	49,980	1,128,548
	Powell Industries, Inc.	5,719	166,366
	Preformed Line Products Co.	400	27,408
	Primoris Services Corp.	34,000	1,016,600
*	Quad/Graphics, Inc.	6,491	22,719
	Quanex Building Products Corp.	30,731	763,358
	Quanta Services, Inc.	168,307	15,299,106
*	Radiant Logistics, Inc.	42,044	261,514
	Raytheon Technologies Corp.	360,043	31,305,739
*	RCM Technologies, Inc.	15,245	64,029
	Regal Beloit Corp.	22,880	3,368,622
	Republic Services, Inc.	429,755	50,865,802
*	Resideo Technologies, Inc.	10,125	298,688
	Resources Connection, Inc.	31,255	484,140
	Rexnord Corp.	66,378	3,739,073
	Rush Enterprises, Inc., Class A	50,254	2,361,435
	Rush Enterprises, Inc., Class B	27,783	1,219,118
	Ryder System, Inc.	89,844	6,841,621
*	Saia, Inc.	29,325	6,627,450
	Schneider National, Inc., Class B	9,398	210,891
	Science Applications International Corp.	30,919	2,699,229
*	Sensata Technologies Holding P.L.C.	88,061	5,162,136
	Shyft Group, Inc. (The)	33,020	1,302,309
*	SIFCO Industries, Inc.	4,527	50,250
	Simpson Manufacturing Co., Inc.	37,725	4,243,308
*	SkyWest, Inc.	57,460	2,326,555

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Snap-on, Inc.	38,115	$8,308,308
# *	Southwest Airlines Co.	531,263	26,839,407
	SPX FLOW, Inc.	15,945	1,309,882
	Standex International Corp.	22,341	2,055,372
	Stanley Black & Decker, Inc.	129,900	25,596,795
	Steelcase, Inc., Class A	100,669	1,384,199
*	Stericycle, Inc.	33,600	2,370,480
*	Sterling Construction Co., Inc.	29,900	656,604
*	Teledyne Technologies, Inc.	1,973	893,315
	Terex Corp.	42,936	2,057,493
	Tetra Tech, Inc.	57,122	7,626,929
*	Textainer Group Holdings, Ltd.	10,800	348,624
	Textron, Inc.	77,944	5,378,915
*	Thermon Group Holdings, Inc.	5,700	94,962
	Timken Co. (The)	40,125	3,189,938
*	Titan International, Inc.	18,000	155,160
*	Titan Machinery, Inc.	17,783	507,349
	Trane Technologies P.L.C.	213,109	43,391,123
*	Transcat, Inc.	7,700	491,645
*	TriMas Corp.	10,200	333,744
	Trinity Industries, Inc.	120,734	3,273,099
	Triton International, Ltd.	28,853	1,523,150
*	Twin Disc, Inc.	6,900	101,568
	UFP Industries, Inc.	95,400	7,084,404
*	Ultralife Corp.	3,309	26,273
	UniFirst Corp.	18,705	4,073,388
	Union Pacific Corp.	258,814	56,618,151
*	United Airlines Holdings, Inc.	138,905	6,489,642
*	United Rentals, Inc.	51,618	17,010,712
*	Univar Solutions, Inc.	77,916	1,912,059
*	USA Truck, Inc.	7,482	104,449
	Valmont Industries, Inc.	10,420	2,469,019
*	Vectrus, Inc.	11,269	510,373
*	Veritiv Corp.	9,937	608,939
*	Viad Corp.	11,081	508,064
*	Virco Mfg. Corp.	12,601	41,835
	VSE Corp.	6,244	312,512
	Wabash National Corp.	23,800	348,432
	Watts Water Technologies, Inc., Class A	29,209	4,403,549
	Werner Enterprises, Inc.	51,539	2,355,848
*	WESCO International, Inc.	55,106	5,866,034
# *	Willdan Group, Inc.	7,100	292,875
*	Willis Lease Finance Corp.	6,713	279,261
*	WillScot Mobile Mini Holdings Corp.	130,978	3,760,378
	Woodward, Inc.	14,712	1,788,391
*	XPO Logistics, Inc.	103,005	14,285,763
TOTAL INDUSTRIALS			1,131,921,157
INFORMATION TECHNOLOGY — (8.4%)
*	ACI Worldwide, Inc.	2,971	101,905
	Advanced Energy Industries, Inc.	3,570	370,387
*	Agilysys, Inc.	400	22,224
*	Alithya Group, Inc., Class A	11,334	34,569
#	Alliance Data Systems Corp.	4,964	462,893
*	Alpha & Omega Semiconductor, Ltd.	20,661	536,979
	Amdocs, Ltd.	99,072	7,639,442
	Amkor Technology, Inc.	1,400	34,496
	Analog Devices, Inc.	24,652	4,127,238
*	Arrow Electronics, Inc.	171,470	20,331,198

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	AstroNova, Inc.	6,285	$100,874
	Avnet, Inc.	27,420	1,132,994
*	Aware, Inc.	14,326	57,017
*	Axcelis Technologies, Inc.	31,733	1,223,307
*	AXT, Inc.	24,921	254,194
	Bel Fuse, Inc., Class A	3,574	55,504
	Bel Fuse, Inc., Class B	7,655	104,414
	Belden, Inc.	2,684	131,516
	Benchmark Electronics, Inc.	62,063	1,638,463
*	BM Technologies, Inc.	352	3,531
	Brooks Automation, Inc.	52,147	4,641,604
*	CalAmp Corp.	6,602	80,082
*	Calix, Inc.	5,463	255,559
# *	Cerence, Inc.	24,487	2,632,597
*	Ciena Corp.	133,800	7,779,132
*	Cirrus Logic, Inc.	66,501	5,492,318
	CMC Materials, Inc.	13,809	1,997,334
*	Cognyte Software, Ltd.	44,826	1,164,131
*	Coherent, Inc.	14,758	3,629,582
*	Cohu, Inc.	20,008	708,483
	Comtech Telecommunications Corp.	15,569	388,758
*	Concentrix Corp.	55,899	9,152,343
*	Conduent, Inc.	481	3,227
	Corning, Inc.	785,955	32,900,076
# *	Cree, Inc.	13,400	1,242,984
*	CSP, Inc.	2,414	24,406
	CTS Corp.	66,936	2,342,091
*	CyberOptics Corp.	3,281	153,715
*	Daktronics, Inc.	40,433	247,046
*	Digi International, Inc.	25,438	526,058
*	Diodes, Inc.	48,570	3,982,740
*	DSP Group, Inc.	46,713	749,744
*	DXC Technology Co.	228,936	9,152,861
*	EchoStar Corp., Class A	23,551	525,187
*	EMCORE Corp.	744	6,503
*	ePlus, Inc.	17,490	1,617,125
*	Fabrinet	41,355	3,908,875
	Fidelity National Information Services, Inc.	198,899	29,645,896
# *	First Solar, Inc.	30,266	2,604,087
*	Fiserv, Inc.	10,815	1,244,915
*	Flex, Ltd.	467,295	8,397,291
*	FormFactor, Inc.	83,395	3,107,298
*	Frequency Electronics, Inc.	7,390	74,048
	Global Payments, Inc.	76,846	14,862,785
*	GSI Technology, Inc.	2,491	13,676
	Hackett Group, Inc. (The)	18,000	322,560
# *	Harmonic, Inc.	82,383	729,090
	Hewlett Packard Enterprise Co.	894,616	12,971,932
*	Ichor Holdings, Ltd.	14,000	721,980
# *	II-VI, Inc.	548	38,256
*	Insight Enterprises, Inc.	42,100	4,225,998
	Intel Corp.	4,073,898	218,849,801
	InterDigital, Inc.	21,111	1,391,004
*	Itron, Inc.	25,301	2,495,185
	Jabil, Inc.	156,633	9,325,929
	Juniper Networks, Inc.	195,414	5,498,950
*	Key Tronic Corp.	17,623	117,545
*	Kimball Electronics, Inc.	23,443	478,003
*	Knowles Corp.	99,915	2,002,297

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Kulicke & Soffa Industries, Inc.	74,988	$4,076,348
*	KVH Industries, Inc.	9,596	108,627
*	Lattice Semiconductor Corp.	121	6,867
# *	Limelight Networks, Inc.	52,504	147,536
	Littelfuse, Inc.	6,880	1,830,011
*	LiveRamp Holdings, Inc.	7,769	310,838
# *	Lumentum Holdings, Inc.	51,495	4,325,065
	Marvell Technology, Inc.	166,418	10,069,953
	Methode Electronics, Inc.	72,016	3,444,525
*	Micron Technology, Inc.	878,203	68,130,989
	MKS Instruments, Inc.	62,405	9,762,638
*	NETGEAR, Inc.	26,028	891,459
*	ON Semiconductor Corp.	379,816	14,835,613
*	Onto Innovation, Inc.	41,970	2,941,258
*	Optical Cable Corp.	10,474	46,923
*	OSI Systems, Inc.	19,200	1,920,960
# *	PAR Technology Corp.	1,957	119,475
	PC Connection, Inc.	35,467	1,686,810
*	Perficient, Inc.	28,300	2,668,407
*	Photronics, Inc.	79,712	1,065,749
*	Plexus Corp.	35,152	3,174,929
*	Qorvo, Inc.	95,832	18,168,789
*	Rambus, Inc.	9,315	220,393
	Richardson Electronics, Ltd.	15,464	120,001
*	Rogers Corp.	10,243	1,952,316
*	Sanmina Corp.	39,846	1,530,883
*	ScanSource, Inc.	21,541	594,316
	SS&C Technologies Holdings, Inc.	51,586	4,043,827
*	Sykes Enterprises, Inc.	21,292	1,142,529
# *	Synaptics, Inc.	38,700	5,879,304
	SYNNEX Corp.	55,899	6,682,166
	TE Connectivity, Ltd.	197,255	29,089,195
*	TESSCO Technologies, Inc.	8,689	52,221
*	TTM Technologies, Inc.	72,684	1,016,849
*	Ultra Clean Holdings, Inc.	39,982	2,159,428
# *	Verint Systems, Inc.	44,826	1,912,725
# *	Viasat, Inc.	22,743	1,128,962
# *	Viavi Solutions, Inc.	16,203	270,428
	Vishay Intertechnology, Inc.	151,731	3,357,807
*	Vishay Precision Group, Inc.	16,480	598,718
*	Vonage Holdings Corp.	85,934	1,225,419
*	Western Digital Corp.	215,907	14,018,841
	Xerox Holdings Corp.	128,558	3,102,105
	Xperi Holding Corp.	63,080	1,310,172
TOTAL INFORMATION TECHNOLOGY			683,928,606
MATERIALS — (3.7%)
*	AdvanSix, Inc.	19,500	652,275
	Albemarle Corp.	92,334	19,024,497
*	Alcoa Corp.	43,626	1,751,584
	Amcor P.L.C.	213,649	2,469,782
# *	Arconic Corp.	64,458	2,316,621
	Ashland Global Holdings, Inc.	112,560	9,575,479
	Avient Corp.	1,985	96,312
*	Berry Global Group, Inc.	8,100	520,749
	Cabot Corp.	46,280	2,548,177
	Carpenter Technology Corp.	46,452	1,772,144
*	Century Aluminum Co.	2,522	36,720
	Chemours Co. (The)	7,630	253,697

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
*	Clearwater Paper Corp.	895	$26,394
	Commercial Metals Co.	88,897	2,915,822
	Compass Minerals International, Inc.	1,657	113,604
*	Core Molding Technologies, Inc.	11,847	168,583
	Corteva, Inc.	3,686	157,687
*	Domtar Corp.	46,407	2,548,208
	Dow, Inc.	163,118	10,139,415
	DuPont de Nemours, Inc.	1,750	131,337
	Eastman Chemical Co.	62,099	6,999,799
	Ecovyst, Inc.	2,829	44,019
	Element Solutions, Inc.	90,367	2,113,684
	Fortitude Gold Corp.	15,228	117,408
	Friedman Industries, Inc.	3,048	39,624
	FutureFuel Corp.	6,104	51,884
	Glatfelter Corp.	43,300	659,459
	Gold Resource Corp.	53,300	112,463
	Graphic Packaging Holding Co.	204,980	3,929,467
	Greif, Inc., Class A	21,053	1,276,233
	Greif, Inc., Class B	400	24,352
	Hawkins, Inc.	21,618	784,950
	Haynes International, Inc.	10,047	379,073
	HB Fuller Co.	57,208	3,696,781
	Hecla Mining Co.	73,348	490,698
	Huntsman Corp.	188,589	4,980,635
	Innospec, Inc.	24,133	2,134,564
	International Flavors & Fragrances, Inc.	14,118	2,126,736
	International Paper Co.	237,550	13,720,888
	Kaiser Aluminum Corp.	27,181	3,307,384
*	Kraton Corp.	18,082	690,552
	Kronos Worldwide, Inc.	2,217	30,838
	Linde P.L.C.	54,229	16,669,452
	Louisiana-Pacific Corp.	173,457	9,616,456
# *	LSB Industries, Inc.	1,758	15,470
	LyondellBasell Industries NV, Class A	23,284	2,312,800
	Martin Marietta Materials, Inc.	23,633	8,585,869
	Materion Corp.	19,190	1,369,398
	Mercer International, Inc.	21,725	252,662
	Minerals Technologies, Inc.	34,280	2,749,942
	Myers Industries, Inc.	22,700	480,786
	Neenah, Inc.	7,684	386,275
	Newmont Corp.	502,635	31,575,531
	Northern Technologies International Corp.	6,070	113,388
	Nucor Corp.	164,456	17,106,713
	Olin Corp.	107,501	5,055,772
	Olympic Steel, Inc.	9,986	300,778
	Packaging Corp. of America	15,471	2,189,146
*	Rayonier Advanced Materials, Inc.	3,100	21,607
	Reliance Steel & Aluminum Co.	93,801	14,740,827
	Resolute Forest Products, Inc.	46,500	555,210
	Royal Gold, Inc.	28,500	3,463,320
*	Ryerson Holding Corp.	10,600	166,738
	Schnitzer Steel Industries, Inc., Class A	400	20,968
	Schweitzer-Mauduit International, Inc.	31,500	1,238,895
	Sensient Technologies Corp.	38,101	3,321,645
	Silgan Holdings, Inc.	5,100	206,652
	Sonoco Products Co.	80,873	5,158,889
	Steel Dynamics, Inc.	215,469	13,886,977
	Stepan Co.	22,152	2,612,828
*	Summit Materials, Inc., Class A	95,498	3,208,733

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
*	Synalloy Corp.	949	$9,310
*	TimkenSteel Corp.	20,188	269,106
*	Trecora Resources	10,776	85,346
	Tredegar Corp.	26,545	346,943
	Trinseo SA	29,519	1,604,653
	Tronox Holdings P.L.C., Class A	64,513	1,188,975
*	UFP Technologies, Inc.	339	20,265
	United States Lime & Minerals, Inc.	2,500	347,500
*	Universal Stainless & Alloy Products, Inc.	6,269	70,652
*	US Concrete, Inc.	4,591	334,271
	Valvoline, Inc.	204,538	6,275,226
	Verso Corp., Class A	2,361	44,906
	Vulcan Materials Co.	58,246	10,483,698
	Westlake Chemical Corp.	158,152	13,113,964
	WestRock Co.	162,029	7,973,447
	Worthington Industries, Inc.	47,320	3,027,060
TOTAL MATERIALS			297,509,627
REAL ESTATE — (0.3%)
*	CBRE Group, Inc., Class A	89,249	8,608,959
	Indus Realty Trust, Inc.	1,526	103,081
*	Jones Lang LaSalle, Inc.	40,739	9,067,279
	Kennedy-Wilson Holdings, Inc.	96,704	1,952,454
	Newmark Group, Inc., Class A	28,647	368,973
*	Rafael Holdings, Inc., Class B	550	27,836
	RE/MAX Holdings, Inc., Class A	3,800	130,340
	St Joe Co. (The)	40,700	1,842,489
*	Stratus Properties, Inc.	3,069	92,530
TOTAL REAL ESTATE			22,193,941
UTILITIES — (0.1%)
	MDU Resources Group, Inc.	134,867	4,277,981
	New Jersey Resources Corp.	46,254	1,781,704
	NRG Energy, Inc.	55,469	2,287,542
#	Ormat Technologies, Inc.	21,734	1,515,729
	Vistra Corp.	26,700	511,305
TOTAL UTILITIES			10,374,261
TOTAL COMMON STOCKS			7,980,539,083
PREFERRED STOCKS — (0.0%)
INDUSTRIALS — (0.0%)
(r)	WESCO International, Inc., Floating Rate Note, 5-Yr. CMT + 10.325%, FRN, 10.625%	11,314	351,299
RIGHTS/WARRANTS — (0.0%)
ENERGY — (0.0%)
* »	Nabors Industries, Ltd. Warrants 06/11/26	256	1,664
* »	Parker Drilling Co. Warrants 09/25/24	710	25
TOTAL ENERGY			1,689
TOTAL INVESTMENT SECURITIES (Cost $3,245,067,737)			7,980,892,071

TEMPORARY CASH INVESTMENTS — (0.1%)
State Street Institutional U.S. Government Money Market Fund 0.025%	11,395,335	11,395,335

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
SECURITIES LENDING COLLATERAL — (1.6%)
@ §	The DFA Short Term Investment Fund	11,185,430	$129,415,427
TOTAL INVESTMENTS — (100.0%)
(Cost $3,385,870,466)^^			$8,121,702,833

ADR	American Depositary Receipt
P.L.C.	Public Limited Company
SA	Special Assessment

†	See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
(r)	The adjustable rate shown is effective as of July 31, 2021.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
Summary of the Series' investments as of July 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$1,103,656,510	—	—	$1,103,656,510
Consumer Discretionary	601,855,612	$4,166	—	601,859,778
Consumer Staples	505,973,985	—	—	505,973,985
Energy	457,997,850	—	—	457,997,850
Financials	1,726,063,190	4,182	—	1,726,067,372
Health Care	1,439,055,996	—	—	1,439,055,996
Industrials	1,131,921,157	—	—	1,131,921,157
Information Technology	683,928,606	—	—	683,928,606
Materials	297,509,627	—	—	297,509,627
Real Estate	22,193,941	—	—	22,193,941
Utilities	10,374,261	—	—	10,374,261
Preferred Stocks
Industrials	351,299	—	—	351,299
Rights/Warrants
Energy	—	1,689	—	1,689
Temporary Cash Investments	11,395,335	—	—	11,395,335
Securities Lending Collateral	—	129,415,427	—	129,415,427
TOTAL	$7,992,277,369	$129,425,464	—	$8,121,702,833

ORGANIZATION
The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust’s advisor is Dimensional Fund Advisors LP (the "Advisor"). At July 31, 2021, the Trust consisted of eleven operational portfolios, of which four (the "Series") are included in this document.
SECURITY VALUATION
The Series use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
•	Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies and futures contracts)
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)
Securities held by the Domestic Equity Portfolios (The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series) and the International Equity Portfolios (The DFA International Value Series and The Emerging Markets Series) including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.
The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the International Equity Portfolios has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.
Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.
A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
FINANCIAL INSTRUMENTS
In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:
1.    FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.
Derivative Financial Instruments
Summarized below are the specific types of derivative instruments used by the Series:
2.    FUTURES CONTRACTS: The Series may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Series. Upon entering into a futures contract, a Series deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. Entering into stock index futures subjects the Series to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
FEDERAL TAX COST
At July 31, 2021, the total cost of securities for federal income tax purposes was:
Federal Tax Cost
The U.S. Large Cap Value Series	$16,780,855
The DFA International Value Series	10,451,811
The Emerging Markets Series	3,489,534
The Tax-Managed U.S. Marketwide Value Series	3,387,498

RECENTLY ISSUED ACCOUNTING STANDARDS
On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced the intention to phase out the use of London Interbank Offered Rate (“LIBOR”) by the end of 2021. In the interim, there remains uncertainty regarding the impact the transition to replacement rates may have on the value of LIBOR-based investments. In March 2020, the FASB issued ASU 2020-04 which provides optional guidance to ease the potential accounting burden associated with transitioning away from the LIBOR and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. Management has evaluated the implications of these changes and determined that the effect on the Series is expected to be immaterial.
In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Series could enter, eliminate the asset segregation framework currently used by the Series to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Series are required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Series.
On December 3, 2020, the SEC adopted new rule 2a-5 (the "Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Series.
CORONAVIRUS (COVID-19) PANDEMIC
The ongoing outbreak of the novel coronavirus, COVID-19, has resulted, at times, in market closures, market volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, reduced consumer demand, defaults and credit rating downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity and may heighten pre-existing political, social and economic risks, domestically or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect a Series’ performance.
OTHER
The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against the Series and the Trust, individually or in aggregate, will not have a material adverse impact on the Series’ and the Trust’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series have been named as defendants in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "District Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune’s subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by the trustee of a litigation trust (the “Trustee”) to whom Tribune’s committee of unsecured creditors assigned claims (the “Committee Action,” and with the Individual Creditor Actions, collectively referred to as the “Tribune Lawsuits”). The Tribune Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO.
On September 23, 2013, the District Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lacked standing to pursue their claims. The parties appealed the District Court’s dismissal order to the United States Court of Appeals for the Second Circuit (the “Second Circuit”),

and on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs’ claims are preempted and barred by the Bankruptcy Code’s safe harbor for securities transactions. The individual creditor plaintiffs filed a petition for certiorari with the Supreme Court of the United States (the "Supreme Court"), seeking review of the Second Circuit’s ruling. Thereafter, the individual creditor plaintiffs moved the Second Circuit to review its prior ruling in light of the Supreme Court’s decision in MERIT MANAGEMENT GROUP, LP v. FTI CONSULTING, INC., 138 S.Ct. 883 (2018) (“Merit Mgmt.”), which addressed the scope of the Bankruptcy Code’s safe harbor for securities transactions. The Second Circuit agreed to review the matter and withdrew its mandate with respect to the affirmance of the dismissal order. Consequently, the Supreme Court dismissed the individual creditor plaintiffs’ petition for certiorari. On December 19, 2019, the Second Circuit again affirmed the District Court’s dismissal of the Individual Creditor Actions on the grounds that the individual creditor plaintiffs’ claims are preempted and barred by the Bankruptcy Code’s safe harbor for securities transactions. The individual creditor plaintiffs moved the Second Circuit for rehearing, which the Second Circuit denied. The individual creditor plaintiffs filed a second petition for certiorari with the Supreme Court, which the Supreme Court denied on April 19, 2021. As a result, the dismissal of the Individual Creditor Actions is now final.
On January 6, 2017, the District Court granted the shareholder defendants’ motion to dismiss the claims against them in the Committee Action. The Trustee moved for leave from the District Court to file an amended complaint to assert new constructive fraudulent transfer claims against the shareholder defendants in light of the Merit Mgmt. decision. The District Court denied the motion, ruling that the proposed amendment would unduly prejudice the shareholder defendants and would be futile because the Trustee’s proposed constructive fraudulent transfer claims would be barred by the Bankruptcy Code’s safe harbor for securities transactions, notwithstanding the Merit Mgmt. decision. The Trustee appealed the District Court’s dismissal order and order denying the Trustee’s motion for leave to amend to the Second Circuit. The Second Circuit held oral argument on August 24, 2020, and the parties await the Second Circuit's ruling.
Litigation counsel to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series in the Tribune Lawsuits has advised management that it does not believe that it is possible to predict with any reasonable certainty the probable outcome of the Committee Action or quantify the ultimate exposure to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series arising from the Committee Action. Until The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the respective net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will be made relating to the Committee Action. However, even if the plaintiff in the Committee Action were to obtain the full recovery the plaintiff seeks, the amount would be less than 1% of the respective net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series at this time.
The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series also cannot quantify the cost of the Tribune Lawsuits that could potentially be deducted from their respective net asset values. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on the respective net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Tribune Lawsuits. The attorneys’ fees and costs relating to the Tribune Lawsuits will be borne by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expenses incurred by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series.
SUBSEQUENT EVENT EVALUATIONS
On June 3, 2021, President Biden issued an Executive Order titled “Addressing the Threat from Securities Investments that Finance Certain Companies of the People’s Republic of China” (the “Order”). The Order restricts investment in certain companies identified as “Chinese Military Industrial Complex Companies” by the Office of Foreign Asset Control, an agency of the Department of Treasury and the Department of Defense. Management is currently evaluating the Order’s effect on the Series.